                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/06

Item 1. Reports to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/06

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 1/2/86          since 7/20/92        since 12/10/93      since 3/1/06
-----------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    4.75%                 4.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES     W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES     CHARGES

Since Inception          6.74%      6.48%      6.08%      6.08%      5.50%      5.50%       1.13%

10-year                  6.25       5.73       5.78       5.78       5.47       5.47         n/a

5-year                   6.72       5.69       5.94       5.70       5.95       5.95         n/a

1-year                   5.84       0.85       5.06       1.06       5.07       4.07         n/a

6-month                  3.89      -1.05       3.50      -0.50       3.51       2.51         n/a
-----------------------------------------------------------------------------------------------------

30-Day SEC Yield              4.73%                 4.22%                 4.22%             5.22%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C into Class A shares ten years after purchase. Class I Shares are offered without any sales charges on purchases or sales and without any distribution (12b-1) fee and service fee. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2006

MARKET CONDITIONS

Rising oil prices, the shadow of inflation and the possibility for a slowdown in economic growth shaped the landscape during the six-month period ended May 31, 2006. Nonetheless, the economy continued to grow during the period--and at a particularly good pace in the first quarter of 2006.

The actions and intentions of the Federal Open Market Committee (the "Fed") remained a focal point of investors' attention. Many speculated about the impact of the "changing of the guard" as Chairman Alan Greenspan passed the reins to his successor Chairman Ben S. Bernanke in February. The Fed stayed on its steady course of monetary tightening throughout the period, however, and continued to raise the federal funds target rate. In incremental increases of 25 basis points each, the Fed brought the target rate to 5.00 percent as of May 31, 2006. The central bank noted it would monitor incoming economic data closely, and cautioned that although longer-term inflation appeared contained, commodity prices could amplify inflationary pressures.

Although interest rates moved upward, they remained low by longer-term historical standards. A hunger for yield combined with generally good economic and corporate news to spur investors' interest in lower-rated, or "high-yield," bonds. (In periods of economic growth, the risk of a corporate loan default is perceived to be lower.) As a result, credit spreads tightened significantly. Credit spreads measure the incremental yield investors require to assume additional credit risk. When credit spreads tighten, lower-rated issues typically outperform high-grade issues.

Within the municipal bond market, supply trends shifted sharply during the reporting period. Issuance remained strong during the final months of 2005, as it had been throughout the year. In 2006, however, supply dwindled significantly as rising rates discouraged issuers from refinancing debt. National municipal issuance dropped by at least 25 percent in the first five months of 2006 versus the same period in 2005. Meanwhile, the market's demand for municipal bonds remained strong and drove prices upward.

PERFORMANCE ANALYSIS

The fund returned 3.89 percent for the six months ended May 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 1.52 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2006

---------------------------------------------------------
                                    LEHMAN BROTHERS
                                    MUNICIPAL BOND
      CLASS A   CLASS B   CLASS C        INDEX

       3.89%     3.50%     3.51%         1.52%
---------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

An overweighted position in high-yield bonds relative to the Lehman Brothers Municipal Bond Index was instrumental in driving the fund's outperformance. As of the close of the period, 86.5 percent of the fund's bonds were rated BBB+ or below, and the weighted average credit rating of the portfolio was BBB+. This positioning served the fund well as lower-rated bonds outperformed issues with the highest credit ratings.

The fund remained well diversified across the municipal bond market, and a broad pool of securities fuelled its advance. Special facility airport revenue bonds represented an area of particular strength. Here, our risk-conscious analysis led us to securities that we believed offered a compelling combination of credit fundamentals and total return opportunities. These issues are supported by lease obligations for some of the strongest national and international carriers operating in U.S. domestic markets.

Infrastructure tax-backed municipal securities also contributed significantly to positive performance. The fund's holdings in this sector have been well positioned to benefit from demographic trends--such as population inflows into states favored by retirees. These migrations have led to increased infrastructure development. The life care sector was another source of noteworthy gains. Here again, demographic trends, including the aging of baby boomers, continue to support the long-term economic fundamentals of the sector.

The fund benefited from its stake in inverse floating rate securities, which represented approximately 8.8 percent of assets on May 31, 2006. This position provided yield enhancement which added to total return. Moreover, a number of the fund's inverse floating rate securities appreciated in price during the period.

Although the fund outperformed its benchmark by a wide margin, certain areas did not contribute as much as others. The fund's overall pace was slowed by selected holdings in the skilled nursing sector, as well as by downturns in a handful of individual securities.

Because of our dedication to the interests of the fund's current shareholders, we have sought to manage the growth of the fund's asset base within the broader context of market opportunities. When our investment discipline has indicated a less robust universe of attractive securities, we have preferred to close the fund to new investors rather than compromise our long-standing criteria. Accordingly, we kept the fund closed to new investors throughout the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATION AS OF 5/31/06
AAA/Aaa                                                           4.1%
AA/Aa                                                             3.1
A/A                                                               6.3
BBB/Baa                                                          14.4
BB/Ba                                                             5.5
B/B                                                               6.5
CCC/Caa                                                           2.6
Non-Rated                                                        57.5

TOP 5 SECTORS AS OF 5/31/06
Hospital                                                         19.0%
Life Care                                                        17.6
Special Tax                                                      13.3
Air Carriers                                                      7.7
Higher Education                                                  4.0

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 5/31/06
Florida                                                          11.3%
Texas                                                             8.7
New York                                                          8.2
California                                                        7.3
Illinois                                                          5.6
Pennsylvania                                                      5.2
Massachusetts                                                     4.9
New Jersey                                                        4.6
Colorado                                                          3.4
Arizona                                                           3.3
Minnesota                                                         2.6
Georgia                                                           2.5
Virginia                                                          2.4
Wisconsin                                                         2.3
Missouri                                                          2.3
Michigan                                                          2.2
South Carolina                                                    1.8
Ohio                                                              1.7
Oklahoma                                                          1.6
Tennessee                                                         1.5
Alabama                                                           1.5
New Hampshire                                                     1.1
Nevada                                                            1.1
Maryland                                                          1.0
Louisiana                                                         0.9
Oregon                                                            0.9
Washington                                                        0.9
Hawaii                                                            0.8
New Mexico                                                        0.8
North Carolina                                                    0.7
Indiana                                                           0.6
Iowa                                                              0.6
South Dakota                                                      0.5
Vermont                                                           0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 5/31/06
                                       (continued from previous page)
Utah                                                              0.4
Connecticut                                                       0.4
Kansas                                                            0.4
Mississippi                                                       0.3
Alaska                                                            0.3
North Dakota                                                      0.3
Rhode Island                                                      0.3
Kentucky                                                          0.3
Maine                                                             0.2
Puerto Rico                                                       0.2
Idaho                                                             0.1
Delaware                                                          0.1
Wyoming                                                           0.1
District of Columbia                                              0.0*
West Virginia                                                     0.0*
                                                                -----
Total Investments                                                98.7%
Other Assets in Excess of Liabilities                             1.3
                                                                -----
Net Assets                                                      100.0%

* Amounts are less than 0.1%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/05 - 5/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         BEGINNING               ENDING            EXPENSES PAID
                                       ACCOUNT VALUE         ACCOUNT VALUE        DURING PERIOD*
                                     ------------------------------------------------------------
                                          12/1/05               5/31/06           12/1/05-5/31/06
Class A
  Actual...........................      $1,000.00             $1,038.87               $4.32
  Hypothetical.....................       1,000.00              1,020.73                4.28
  (5% annual return before
    expenses)
Class B
  Actual...........................       1,000.00              1,035.01                8.12
  Hypothetical.....................       1,000.00              1,016.93                8.05
  (5% annual return before
    expenses)
Class C
  Actual...........................       1,000.00              1,035.06                8.07
  Hypothetical.....................       1,000.00              1,016.93                8.00
  (5% annual return before
    expenses)
Class I
  Actual...........................       1,000.00              1,011.34                1.51
  Hypothetical.....................       1,000.00              1,021.89                3.07
  (5% annual return before
    expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.85%, 1.60%, 1.59% and 0.61% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through May 31, 2006.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  98.7%
            ALABAMA  1.5%
$  1,000    Alabama Spl Care Fac Fin Auth Methodist
            Home for the Aging........................        6.300%  06/01/24   $    1,023,230
   4,500    Alabama St Indl Dev Auth Solid Waste Disp
            Rev Pine City Fiber Co (AMT)..............        6.450   12/01/23        4,593,105
   8,055    Alabama St Indl Dev Auth Solid Waste Disp
            Rev Pine City Fiber Co (AMT)..............        6.450   12/01/23        8,268,135
   3,500    Alexander City, AL Spl Care Fac Fin Auth
            Med Fac Rev Russell Hosp Corp Ser A.......        5.750   12/01/36        3,545,430
   3,000    Butler, AL Indl Dev Brd Solid GA Pacific
            Corp Proj Rfdg (AMT)......................        5.750   09/01/28        2,994,090
   4,000    Colbert Cnty Northwest Auth Hlthcare
            Fac.......................................        5.750   06/01/27        4,075,680
   3,280    Courtland, AL Indl Dev Brd Environmental
            Impt Rev Intl Paper Co Proj Ser A Rfdg
            (AMT).....................................        5.800   05/01/22        3,468,338
   7,000    Courtland, AL Indl Dev Brd Environmental
            Impt Rev Intl Paper Co Proj Ser B (AMT)...        6.250   08/01/25        7,597,800
   1,235    Courtland, AL Indl Dev Brd Solid Waste
            Disp Champion Intl Corp Proj Rfdg (AMT)...        6.000   08/01/29        1,280,670
   2,460    Huntsville Carlton Cove, AL Carlton Cove
            Inc Proj Ser A (a)........................        8.000   11/15/19        1,291,992
   5,000    Huntsville Carlton Cove, AL Carlton Cove
            Inc Proj Ser A............................        8.125   11/15/31        2,622,200
   4,000    Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Ser A............................        8.125   12/01/26        4,035,840
   7,500    Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Ser A............................        8.250   12/01/32        7,567,350
   1,250    Phenix Cnty, AL Environmental Impt Rev
            Rfdg (AMT)................................        6.350   05/15/35        1,338,750
  10,000    University AL Gen Rev Drivers Ser 529
            (Inverse Floating Rate) (Acquired
            10/05/04, Cost $10,301,478) (MBIA Insd)
            (a) (b)...................................        6.200   07/01/12       10,581,800
                                                                                 --------------
                                                                                     64,284,410
                                                                                 --------------
            ALASKA  0.3%
     830    Alaska Indl Dev & Expt Auth Upper Lynn
            Canal Regl Pwr (AMT)......................        5.800   01/01/18          804,793
   3,545    Alaska Indl Dev & Expt Auth Upper Lynn
            Canal Regl Pwr (AMT)......................        5.875   01/01/32        3,332,761
   2,000    Alaska Indl Dev & Expt Auth Williams Lynks
            AK Cargoport (AMT) (Acquired 05/17/01,
            Cost $2,000,451) (b)......................        8.125   05/01/31        2,129,920
   7,690    Juneau, AK City & Boro Nonrecourse Saint
            Ann's Care Ctr Proj.......................        6.875   12/01/25        7,747,598
                                                                                 --------------
                                                                                     14,015,072
                                                                                 --------------

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ARIZONA  3.3%
$  5,000    Arizona Hlth Fac Auth Rev Terraces Proj
            Ser A.....................................        7.500%  11/15/23   $    5,597,050
   9,000    Arizona Hlth Fac Auth Rev Terraces Proj
            Ser A.....................................        7.750   11/15/33       10,103,850
   6,850    Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Ser A Rfdg.......        7.250   12/01/19        7,496,160
   3,000    Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Ser A Rfdg.......        7.125   12/01/24        3,269,070
   6,750    Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Ser A Rfdg.......        7.625   12/01/29        7,451,055
   2,895    Cochise Cnty, AZ Indl Dev Auth Sierra
            Vista Regl Hlth Ctr Proj..................        7.750   12/01/30        3,200,191
   1,475    Coconino Cnty, AZ Pollutn Ctl Corp Rev
            Tucson Elec Pwr Navajo Ser A (AMT)........        7.125   10/01/32        1,543,986
   5,950    Flagstaff, AZ Indl Dev Auth Rev Sr Living
            Cmnty Northn AZ Proj......................        7.500   03/01/35        6,451,049
   1,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
            Cmnty Northn AZ Proj......................        6.300   09/01/38        1,002,610
   7,320    Flagstaff, AZ Indl Dev Auth Rev Sr Living
            Cmnty Northn AZ Ser A.....................        6.200   09/01/28        7,353,233
   5,500    Maricopa Cnty, AZ Indl Dev Auth
            Multi-Family Hsg Rev Natl Hlth Fac II Proj
            Ser B (Acquired 01/05/98, Cost $5,500,000)
            (b) (e)...................................        6.625   07/01/33        4,254,635
   2,830    Maricopa Cnty, AZ Indl Dev Christian Care
            Mesa Inc Proj Ser A (Prerefunded @
            04/01/07).................................        7.750   04/01/15        2,761,500
  11,745    Maricopa Cnty, AZ Indl Dev Christian Care
            Mesa Inc Proj Ser A (Prerefunded @
            04/01/07).................................        7.875   04/01/27       12,342,116
   5,200    Peoria, AZ Indl Dev Auth Rev Sierra Winds
            Life Ser A Rfdg...........................        6.375   08/15/29        5,374,148
   3,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds
            Life Ser A Rfdg...........................        6.500   08/15/31        3,627,505
   7,500    Phoenix, AZ Civic Impt Corp Excise Tax Rev
            Rites PA Ser 1373 (Inverse Floating Rate)
            (Acquired 05/02/06, Cost $8,124,300) (FGIC
            Insd) (a) (b).............................        7.146   07/01/41        8,191,350
     800    Phoenix, AZ Indl Dev Auth Arpt Fac Rev
            America West Airl Inc Proj (AMT)..........        6.250   06/01/19          744,816
   4,225    Pima Cnty, AZ Indl Dev Auth Ed Fac Premier
            & Air Co..................................        7.000   09/01/35        4,245,745
   2,905    Pima Cnty, AZ Indl Dev Auth Ed Rev
            Excalibur Charter Sch Proj (a)............        7.750   08/01/33        2,932,917
   3,840    Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
            Choice Ed & Dev Corp Proj (g).............        6.375   06/01/36        3,871,027

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ARIZONA (CONTINUED)
$  3,030    Pima Cnty, AZ Indl Dev Auth Ed Rev
            Milestones Charter Sch Dist (a)...........        7.500%  11/01/33   $    3,070,481
   1,000    Pima Cnty, AZ Indl Dev Auth Ed Rev
            Milestones Charter Sch Proj...............        6.750   11/01/33        1,008,470
   4,345    Pima Cnty, AZ Indl Dev Auth Fac Rev Desert
            Heights Charter Sch (a)...................        7.500   08/01/33        4,496,988
   3,500    Pima Cnty, AZ Indl Dev Auth Fac Skyline
            Tech High Sch Proj........................        7.500   02/01/34        3,519,740
   6,750    Pima Cnty, AZ Indl Dev Auth Rev La Posada
            at Park Ctr Ser A.........................        7.000   05/15/27        6,966,877
     900    Red Hawk Canyon Cmnty Fac Dist No 2 AZ
            Dist Assmt Rev............................        6.500   12/01/12          890,601
   1,000    Sundance Cmnty Fac Dist AZ (Acquired
            09/17/04, Cost $1,000,000) (b)............        6.250   07/15/29        1,075,970
   3,621    Sundance Cmnty Fac Dist AZ Assmt Dist Spl
            Assmt Rev No 2 (Acquired 04/29/03, Cost
            $3,641,066) (b)...........................        7.125   07/01/27        4,015,182
     929    Sundance Cmnty Fac Dist AZ Assmt Dist Spl
            Assmt Rev No 3............................        6.500   07/01/29        1,001,787
   3,150    Tucson, AZ Multi-Family Rev Hsg Catalina
            Asstd Living Ser A (AMT)..................        6.500   07/01/31        2,701,755
   7,600    Verrado Cmnty Fac Dist No 1 AZ............        6.500   07/15/27        8,258,920
   4,000    Vistancia Cmnty Fac Dist AZ...............        6.750   07/15/22        4,260,880
   4,000    Yavapai Cnty, AZ Indl Dev Auth Hosp Fac
            Rev Yavapai Regl Med Ctr Ser A............        6.000   08/01/33        4,241,840
                                                                                 --------------
                                                                                    147,323,504
                                                                                 --------------
            CALIFORNIA  7.3%
     960    Abag Fin Auth For Nonprofit Corps CA Ctf
            Partn (Prerefunded @ 11/15/08)............        6.375   11/15/15        1,012,771
   3,455    Abag Fin Auth For Nonprofit Corps CA Ctf
            Partn (Prerefunded @ 11/15/08)............        6.375   11/15/28        3,728,878
   1,000    Abag Fin Auth Nonprofit Corp CA American
            Baptist Homes Ser A Rfdg..................        5.850   10/01/27        1,001,190
   3,200    Abag Fin Auth Nonprofit Corp CA American
            Baptist Homes Ser A Rfdg..................        6.200   10/01/27        3,240,000
   4,165    Agua Mansa, CA Indl Growth Assn Spl Tax
            Cmnty Fac Dist No 2002-1 (LOC: American
            Express Co.)..............................        6.500   09/01/33        4,402,447
   4,935    Beaumont, CA Fin Auth Loc Agy Rev Ser A...        7.000   09/01/33        5,503,167
   1,875    Beaumont, CA Fin Auth Loc Agy Rev Ser D...        5.800   09/01/35        1,964,100
   3,000    Blythe, CA Redev Agy Proj.................        5.750   05/01/34        3,130,530
   1,500    Brentwood, CA Infrastructure CIFP
            2004-1....................................        5.875   09/02/34        1,545,510
   5,950    California Cnty, CA Tob Securitization Agy
            Tob Cap Apprec Stanislaus Sub Ser B.......         *      06/01/46          485,341
  20,000    California Cnty, CA Tob Securitization Agy
            Tob Cap Apprec Stanislaus Sub Ser C.......         *      06/01/55          786,200

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$ 20,000    California Cnty, CA Tob Securitization Agy
            Tob Cap Apprec Stanislaus Sub Ser D.......         *      06/01/55   $      551,200
   5,000    California Cnty, CA Tob Securitization Agy
            Tob LA Cnty (c)...........................      0/5.450%  06/01/28        3,963,750
   5,000    California Cnty, CA Tob Securitization Agy
            Tob LA Cnty (c)...........................      0/5.600   06/01/36        3,958,900
   2,020    California Ed Fac Auth Rev Pacific
            Graduate Sch of Psych (Acquired 06/07/96,
            Cost $2,082,357) (a) (b)..................        8.000   11/01/21        2,076,055
  10,450    California Hlth Fac Fin Auth Rev Hlth Fac
            Adventist Hlth Sys Ser A..................        5.000   03/01/33       10,517,611
   5,000    California St.............................        5.000   02/01/33        5,079,400
   5,000    California St.............................        5.250   02/01/29        5,203,400
     150    California St.............................        5.250   09/01/26          156,316
   5,000    California St Drivers Ser 519 (Inverse
            Floating Rate) (Acquired 09/22/04, Cost
            $5,214,564) (MBIA Insd) (a) (b)...........        6.210   02/01/31        5,241,250
   9,840    California St Drivers Ser 997 (Inverse
            Floating Rate) (Acquired 07/12/05, Cost
            $11,346,831) (AMBAC Insd) (a) (b).........        6.210   09/01/12       10,376,772
   6,590    California St Rites Ser A (Inverse
            Floating Rate) (Acquired 06/28/05, Cost
            $6,590,000) (a) (b).......................        5.650   06/01/26        6,989,683
   6,905    California St Rites Ser B (Inverse
            Floating Rate) (Acquired 06/28/05, Cost
            $6,905,000) (a) b)........................        5.650   06/01/27        7,303,211
   7,230    California St Rites Ser C (Inverse
            Floating Rate) (Acquired 06/28/05, Cost
            $7,230,000) (a) (b).......................        5.650   06/01/28        7,614,781
   2,575    California St Rites Ser D (Inverse
            Floating Rate) (Acquired 06/28/05, Cost
            $2,575,000) (a) (b).......................        5.650   06/01/29        2,704,419
   2,815    California Statewide Cmnty Dev Auth
            Multi-Family Rev Hsg Heritage Pointe Sr
            Apt Ser QQ (AMT) (Acquired 02/19/02, Cost
            $2,807,963) (b)...........................        7.500   10/01/26        2,915,777
   4,000    California Statewide Cmnty Dev Auth Rev
            Elder Care Alliance Ser A.................        8.000   11/15/22        4,212,760
   2,500    California Statewide Cmnty Dev Auth Rev
            Notre Dame De Namur Univ..................        6.625   10/01/33        2,662,175
   2,000    California Statewide Cmnty Dev Auth Rev
            Notre Dame De Namur Univ..................        6.500   10/01/23        2,128,480
   4,750    California Statewide Cmnty Dev Auth Rev
            San Francisco Art Institute (Acquired
            07/05/02, Cost $4,750,000) (b)............        7.375   04/01/32        4,777,312

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  5,500    California Statewide Cmnty Dev Auth Rev
            Thomas Jefferson Sch of Law (Prerefunded @
            10/01/11).................................        7.750%  10/01/31   $    6,482,630
   3,220    California Statewide Cmnty Hosp Napa Vly
            Proj Ser A................................        7.000   01/01/34        3,350,088
   2,000    California Statewide Cmnty Insd Hlth Fac
            LA Jewish Home (CA MTG Insd)..............        5.500   11/15/33        2,101,520
   1,360    Chino, CA Fac Dist No 3 Impt Area 1.......        5.750   09/01/34        1,410,918
   2,850    Contra Costa Cnty, CA Multi-Family Hsg Rev
            (AMT) (Acquired 06/08/99, Cost $2,850,000)
            (b).......................................        6.750   12/01/30        2,976,739
   1,500    Corona Norco, CA Uni Sch D Ser A..........        5.700   09/01/29        1,546,470
   1,905    Fontana, CA Spl Tax Cmnty Fac Dist No 11
            Ser B.....................................        6.500   09/01/28        2,045,056
   3,695    Fontana, CA Spl Tax Cmnty Fac Dist No 22
            Sierra....................................        5.850   09/01/25        3,880,674
   3,000    Fontana, CA Spl Tax Cmnty Fac Dist No 22
            Sierra....................................        6.000   09/01/34        3,162,150
   7,690    Golden St Tob Securitization Corp CA Tob
            Settlement Rev Rols RR II R 448 Ser CE
            (Inverse Floating Rate) (Acquired
            04/03/06, Cost $7,971,762) (b)............        6.298   06/01/45        7,839,878
   2,250    Golden St Tob Securitization Corp CA Tob
            Settlement Rev Ser A-1....................        6.625   06/01/40        2,493,810
  15,685    Golden St Tob Securitization Ser 2003
            A-1.......................................        6.750   06/01/39       17,549,476
   1,000    Imperial Beach, CA Pub Palm Ave Coml Redev
            Proj Ser A................................        5.850   06/01/28        1,033,360
   3,000    Imperial Beach, CA Pub Palm Ave Coml Redev
            Proj Ser A................................        6.000   06/01/33        3,077,280
     885    Indio, CA Pub Fin Auth Rev Tax Increment
            (Prerefunded @ 08/15/06)..................        6.500   08/15/27          905,718
   1,500    Indio, CA Redev Agy Tax Alloc Sub Merged
            Proj Area Ser B...........................        6.375   08/15/33        1,623,135
   1,000    Indio, CA Redev Agy Tax Alloc Sub Merged
            Proj Area Ser B...........................        6.500   08/15/34        1,090,370
   1,000    Irvine, CA Impt Bd Act 1915 Assmt Dist No
            00 18 Grp 4...............................        5.375   09/02/26        1,026,720
   1,500    Irvine, CA Impt Bd Act 1915 Assmt Dist No
            03 19 Grp 2...............................        5.500   09/02/29        1,535,310
   4,000    Jurupa, CA Cmnty Svcs Dist Spl Cmnty Fac
            Dist No 4 Ser A...........................        5.700   09/01/34        4,123,280
   3,500    La Verne, CA Ctf Partn Brethren Hillcrest
            Homes Ser B...............................        6.625   02/15/25        3,794,280
   2,290    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
            Ser F.....................................        7.100   09/01/20        2,411,393

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  2,500    Lincoln, CA Spl Tax Cmnty Fac Dist No 2003
            Ser 1.....................................        6.000%  09/01/34   $    2,647,975
   1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No
            3 Cascades Business Pk....................        6.400   09/01/22        1,036,170
   5,415    Los Angeles, CA Regl Arpt Impt Corp Lease
            Rev Fac Sublease Contl Airl (AMT).........        9.250   08/01/24        5,432,111
   3,250    Los Angeles, CA Regl Arpt Impt Corp Lease
            Rev Fac Sublease LA Intl Ser A-1 Rfdg.....        7.125   12/01/24        3,452,930
   3,000    Los Angeles, CA Regl Arpt Impt Corp Lease
            Rev Ser C (AMT)...........................        7.000   12/01/12        3,115,440
  10,700    Los Angeles, CA Regl Arpt Impt Corp Lease
            Rev Ser C (AMT)...........................        7.500   12/01/24       11,519,299
   6,595    Millbrae, CA Residential Fac Rev Magnolia
            of Millbrae Proj Ser A (AMT)..............        7.375   09/01/27        6,889,665
   1,000    Moreno Valley, CA Spl Tax Towngate Cmnty
            Fac Dist 87-1.............................        7.125   10/01/23        1,007,560
   2,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
            Impt Area Ser B...........................        6.000   09/01/34        2,108,100
   3,645    Norco, CA Spl Tax Cmnty Fac Dist No
            01-1......................................        6.750   09/01/22        4,224,263
   1,000    Oakley, CA Pub Fin Auth Rev...............        6.000   09/02/28        1,031,290
   1,000    Oakley, CA Pub Fin Auth Rev...............        6.000   09/02/34        1,031,600
   4,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
            Ser A.....................................        6.375   09/01/32        4,322,440
   2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser
            D.........................................        7.875   09/01/25        2,044,460
   2,700    Reedley, CA Ctf Partn (Prerefunded @
            10/01/06).................................        7.500   10/01/26        2,782,404
   1,845    Riverside, CA Uni Sch Dist Tax Cmnty Fac
            Dist 15 Impt Area 1.......................        5.600   09/01/34        1,900,442
   2,000    San Jose, CA Cmnty Fac Dist Spl Tax No 9
            Bailey Hwy 101............................        6.600   09/01/27        2,195,080
   2,630    San Jose, CA Cmnty Fac Dist Spl Tax No 9
            Bailey Hwy 101............................        6.650   09/01/32        2,864,912
   8,120    San Jose, CA Multi-Family Hsg Rev Helzer
            Courts Apt Ser A (AMT)....................        6.400   12/01/41        8,181,550
   1,000    San Marcos, CA Pub Fac Auth Ser A.........        5.650   09/01/36        1,026,180
  10,000    San Marcos, CA Pub Fac Auth Ser B.........        6.200   09/01/35       10,466,900
   7,000    Southern CA Logistics Arpt Auth Proj......        6.250   12/01/33        7,476,280
   4,000    Temecula, CA Pub Fin Auth Spl Tax
            Roripaugh Cmnty Fac Dist 03 2.............        5.500   09/01/36        3,990,840
  10,000    Tobacco Securitization Auth Northn CA Tob
            Settlement Rev Ser A-1....................        5.500   06/01/45       10,116,700
   6,750    Tobacco Securitization Auth Southn CA Tob
            Settlement Rols RR II R 572CE Ser 1
            (Inverse Floating Rate) (Acquired
            05/30/06, Cost 5,539,860) (a) (b) (g).....        1.000   06/01/46        5,537,295

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  1,665    Torrance, CA Hosp Rev Torrance Memorial
            Med Ctr Ser A.............................        5.500%  06/01/31   $    1,726,455
   1,600    Turlock, CA Hlth Fac Rev Ctf Partn Emanuel
            Med Ctr Inc...............................        5.375   10/15/34        1,636,368
   1,000    Upland, CA Cmnty Fac Dist 2003 San Antonio
            Impt 1 A..................................        5.900   09/01/24        1,051,910
   1,500    Upland, CA Cmnty Fac Dist 2003 San Antonio
            Impt 1 A..................................        6.000   09/01/34        1,572,960
   7,115    Val Verde, CA Uni Sch Dist Fin Auth Spl
            Tax Rev Jr Lien Rfdg......................        6.250   10/01/28        7,407,569
   2,000    Vallejo, CA Ctf Partn Touro Univ..........        7.250   06/01/16        2,139,040
   3,790    Vallejo, CA Pub Fin Auth Loc Hiddenbrooke
            Impt Dist Ser A...........................        5.800   09/01/31        3,853,293
   4,000    Woodland, CA Spl Tax Cmnty Fac Dist 1
            Spring Lake...............................        6.250   09/01/34        4,357,640
   1,060    Yuba City, CA Redev Agy Tax Hsg Set Aside
            Ser B (a).................................        6.000   09/01/31        1,123,134
   1,880    Yuba City, CA Redev Agy Tax Hsg Set Aside
            Ser B (a).................................        6.000   09/01/39        1,985,487
                                                                                 --------------
                                                                                    323,949,383
                                                                                 --------------
            COLORADO  3.4%
   2,175    Antelope Heights Met Dist CO..............        8.000   12/01/23        2,381,755
   1,540    Arvada, CO Multi-Family Rev Hsg Arvada
            Nightingale Proj Rfdg (AMT) (Acquired
            04/16/99, Cost $1,561,191) (b)............        6.250   12/01/18        1,540,939
   1,060    Beacon Pt Met Dist Co Ser A...............        6.125   12/01/25        1,113,721
   1,005    Beacon Pt Met Dist Co Ser A...............        6.250   12/01/35        1,059,813
   1,845    Bradburn Met Dist No 3 CO.................        7.500   12/01/33        2,035,533
   1,890    Briargate Ctr Business Impt Dist CO Ser
            A.........................................        7.450   12/01/32        2,011,187
   2,410    Briargate Ctr Business Impt Dist CO Spl
            Assmt Rev Impt Dist No 02-1 Ser B.........        7.400   12/01/27        2,417,857
   4,000    Bromley Pk Met Dist CO No 2...............        8.050   12/01/32        4,283,600
   2,000    Bromley Pk Met Dist CO No 2 Ser B.........        8.050   12/01/32        2,141,800
   4,720    Broomfield Vlg Met Dist No 2 CO Impt
            Rfdg......................................        6.250   12/01/32        4,698,807
   4,835    Colorado Ed & Cultural Fac Auth Rev
            Charter Sch Frontier Academy..............        7.375   06/01/31        4,982,081
   2,500    Colorado Ed & Cultural Fac Auth Rev
            Charter Sch Platte Academy Ser A
            (Prerefunded @ 03/01/10)..................        7.250   03/01/32        2,804,650
   1,005    Colorado Ed & Cultural Fac Auth Rev Denver
            Academy Ser A Rfdg........................        7.000   11/01/23        1,115,419
     810    Colorado Ed & Cultural Fac Auth Rev Denver
            Academy Ser A Rfdg........................        7.125   11/01/28          898,849
   2,100    Colorado Ed & Cultural Fac Montessori Sch
            of Denver Proj............................        7.500   06/01/22        2,224,236

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$  1,100    Colorado Hlth Fac Auth Hlth & Residential
            Care Fac Volunteers of Amer Ser A.........        6.000%  07/01/29   $    1,116,500
   1,000    Colorado Hlth Fac Auth Rev Baptist Home
            Assn Ser A................................        6.250   08/15/13          994,740
   5,500    Colorado Hlth Fac Auth Rev Baptist Home
            Assn Ser A................................        6.375   08/15/24        5,403,530
   1,000    Colorado Hlth Fac Auth Rev Baptist Home
            Assn Ser B................................        7.250   08/15/27          997,440
   1,590    Colorado Hlth Fac Auth Rev Christian
            Living Campus Ser A.......................        6.850   01/01/15        1,622,341
   3,000    Colorado Hlth Fac Auth Rev Christian
            Living Campus Ser A.......................        6.750   01/01/30        3,014,040
   1,000    Colorado Hlth Fac Auth Rev Evangelical
            Lutheran Ser A............................        5.250   06/01/34        1,021,810
   4,250    Colorado Hlth Fac Auth Rev Impt Volunteers
            Ser A Rfdg................................        5.875   07/01/28        4,291,905
     590    Colorado Hlth Fac Auth Rev Sr Living Fac
            Eaton Ter Ser A...........................        6.800   07/01/09          610,508
   3,250    Colorado Hlth Fac Auth Rev Sr Living Fac
            Eaton Ter Ser A (a).......................        7.250   07/01/22        3,372,297
     290    Colorado Hsg Fin Auth Single Family Pgm Sr
            B2 (AMT)..................................        6.800   04/01/30          292,923
   3,000    Cottonwood Wtr & Santn Dist CO Ser A
            Rfdg......................................        7.750   12/01/20        3,098,790
   3,210    Cross Creek Met Dist No 2 CO Ltd Tax
            Rfdg......................................        6.125   12/01/37        3,211,156
   2,750    Denver, CO Hlth & Hosp Auth Ser A Rfdg....        6.250   12/01/33        3,000,580
   1,465    Eagle Cnty, CO Air Term Corp Rev Arpt Term
            Proj (AMT)................................        7.500   05/01/21        1,481,804
   1,530    Eagle Cnty, CO Air Term Corp Ser A
            (AMT).....................................        7.000   05/01/21        1,608,979
   1,160    Eagle Cnty, CO Air Term Corp Ser A
            (AMT).....................................        7.125   05/01/31        1,220,923
   2,930    Eagle Riverview Affordable Hsg Corp CO
            Multi-Family Rev Ser A (a)................        6.300   07/01/29        3,027,979
   1,735    Eaglebend, CO Affordable Hsg Corp
            Multi-Family Rev Hsg Proj Ser A...........        6.400   07/01/17        1,787,171
   1,500    Eaglebend, CO Affordable Hsg Corp
            Multi-Family Rev Hsg Proj Ser A...........        6.450   07/01/21        1,542,165
   3,000    Elk Valley, CO Pub Impt Pub Impt Fee Ser
            A.........................................        7.350   09/01/31        3,177,420
   5,300    Fronterra Vlg Met Dist CO (a).............        8.050   12/01/31        5,899,006
   1,150    High Plains Met Dist CO Ser A.............        6.125   12/01/25        1,208,282
   1,750    High Plains Met Dist CO Ser A.............        6.250   12/01/35        1,845,445
   4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
            Resort Proj Ser A Rfdg....................        6.875   02/01/12        4,498,785
   3,805    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
            Proj Ser A (AMT)..........................        7.000   10/01/18        3,074,478
     405    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
            Proj Ser B (a)............................        6.125   10/01/08          350,402

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$  6,660    Lake Creek Affordable Hsg Corp Hsg Proj
            Ser A Rfdg................................        6.250%  12/01/23   $    6,838,688
   6,200    Montrose Cnty, CO Hlthcare Fac Rev
            Homestead at Montrose Ser A...............        7.000   02/01/38        6,378,684
   4,185    Montrose, CO Mem Hosp Brd.................        6.000   12/01/28        4,409,442
   3,000    Montrose, CO Mem Hosp Brd.................        6.000   12/01/33        3,160,890
   1,000    Neu Towne Met Dist CO.....................        7.250   12/01/34        1,089,580
   2,750    North Range Met Dist No 1 CO (Acquired
            12/07/01, Cost $2,670,361) (b)............        7.250   12/15/31        2,950,475
   6,450    Northwest, CO Met Dist No 3 Ltd Tax.......        6.250   12/01/35        6,733,413
   6,775    Rampart Range Met Dist No 1 CO Rev Rampart
            Range Met Dist No 2 Proj..................        7.750   12/01/26        7,414,018
   1,950    Rendezvous Residential Met Dist CO........        8.000   12/01/21        2,059,395
   1,000    Serenity Ridge Met Dist No 2..............        7.500   12/01/34        1,106,110
      54    Skyland Met Dist CO Gunnison Cnty Rfdg....        6.750   12/01/22           55,503
     750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser
            A Rfdg....................................        8.000   09/01/14          750,210
   2,000    Southlands, CO Med Dist Met Dist No 1.....        7.125   12/01/34        2,194,840
     637    Tallyns Reach Met Dist No 2...............        6.375   12/01/23          654,543
     925    Tallyns Reach Met Dist No 3...............        6.625   12/01/23          964,322
   1,000    Tallyns Reach Met Dist No 3...............        6.750   12/01/33        1,051,850
   4,790    Vista Ridge Met Dist CO...................        7.500   12/01/31        5,082,046
                                                                                 --------------
                                                                                    151,375,655
                                                                                 --------------
            CONNECTICUT  0.4%
   3,405    Connecticut St Dev Auth First Mtg Gross
            Rev Hlthcare Proj The Elm Pk Baptist Inc
            Proj......................................        5.850   12/01/33        3,564,899
   1,500    Connecticut St Dev Auth Indl Afco Cargo
            Bdl LLC Proj (AMT)........................        8.000   04/01/30        1,621,995
     500    Connecticut St Dev Auth Mystic Marinelife
            Aquar Proj Ser A..........................        7.000   12/01/27          509,980
   3,660    Connecticut St Hlth & Ed Fac Auth Rev
            Saint Mary's Hosp Issue Ser E.............        5.875   07/01/22        3,609,272
   3,000    Connecticut St Hlth & Ed Fac Auth Rev
            Windham Cmnty Mem Hosp Ser C..............        6.000   07/01/20        3,038,010
   1,560    Greenwich, CT Hsg Auth Multi-Family Rev
            Hsg Greenwich Close Ser B.................        7.500   09/01/27        1,560,952
   1,140    Manchester, CT Redev Agy Multi-Family Mtg
            Rev Bennet Hsg Dev Rfdg (Acquired
            09/05/96, Cost $1,081,799) (a) (b)........        7.200   12/01/18        1,188,952
   2,585    New Britain, CT Hsg Auth Multi-Family Rev
            Hsg Franklin Square Manor Proj (AMT)
            (a).......................................        7.000   07/01/21        2,824,190
     785    New Haven, CT Indl Fac Rev Adj Govt Ctr
            Thermal Energies (AMT)....................        7.250   07/01/09          786,405
                                                                                 --------------
                                                                                     18,704,655
                                                                                 --------------

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            DELAWARE  0.1%
$  4,055    Wilmington, DE Multi-Family Rent Rev Hsg
            Electra Arms Sr Assoc Proj (AMT)..........        6.250%  06/01/28   $    4,118,299
                                                                                 --------------

            DISTRICT OF COLUMBIA  0.0%
   1,545    District of Columbia Rev Methodist Home
            Issue.....................................        6.000   01/01/29        1,563,370
                                                                                 --------------

            FLORIDA  11.3%
   1,800    Anthem Pk Cmnty Dev Dist FL Cap...........        5.800   05/01/36        1,849,752
  10,145    Beacon Lakes, FL Cmnty Dev Ser A..........        6.900   05/01/35       11,037,354
     990    Bellalago Ed Fac Benefits Dev Ser B.......        5.800   05/01/34        1,020,393
   1,975    Bluewaters Cmnty Dev Dist of FL...........        6.000   05/01/35        2,068,556
     145    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
            Rev Ser B.................................        6.750   05/01/07          146,053
   1,855    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
            Lien Banyan Pl Sr Apts Rfdg (Acquired
            03/23/06, Cost $1,811,556) (b)............        5.800   10/01/26        1,813,708
   2,355    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
            Lien Banyan Pl Sr Apts Rfdg (Acquired
            03/23/06, Cost $2,322,195) (b)............        5.900   10/01/36        2,305,003
   3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
            Lien Banyan Place Sr Living Ser A
            (Prerefunded @ 10/01/07)..................        7.150   04/01/31        3,185,700
     910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second
            Lien Banyan Place Sr Living Ser B
            (Prerefunded @ 10/01/07) (a)..............        8.700   10/01/32          983,719
   3,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
            Assmt.....................................        7.375   05/01/34        3,277,800
   5,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
            Assmt.....................................        7.500   05/01/34        5,494,050
   1,480    Brighton Lakes Cmnty Dev Dist Ser A.......        6.125   05/01/35        1,553,467
   3,500    Capital Tr Agy FL Rev Ft Lauderdale Proj
            (AMT).....................................        5.750   01/01/32        3,629,290
   2,500    Capital Tr Agy FL Rev Sub Orlando Proj
            (AMT).....................................        6.750   01/01/32        2,674,325
   3,670    Championsgate Cmnty Dev Dist Ser A........        6.250   05/01/20        3,764,429
   2,395    Citrus Cnty, FL Hosp Brd Rev Citrus Mem
            Hosp Rfdg.................................        6.250   08/15/23        2,579,894
   2,500    Citrus Cnty, FL Hosp Brd Rev Citrus Mem
            Hosp Rfdg.................................        6.375   08/15/32        2,692,300
   1,500    City Ctr Cmnty Dev Dist FL Spl Assmt Rev
            Ser A.....................................        6.125   05/01/36        1,505,985
   2,000    Connerton West Cmnty Dev FL Ser A.........        5.950   05/01/36        2,061,720
   2,400    Culter Cay, FL Cmnty Dev Dist.............        6.300   05/01/34        2,564,256
   2,935    Double Branch Cmnty Dev Dist FL Spl Assmt
            Ser A.....................................        6.700   05/01/34        3,184,416

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  9,250    Escambia Cnty, FL Environmental Impt Rev
            Ser A (AMT)...............................        5.750%  11/01/27   $    9,614,080
  10,000    Fiddlers Creek Cmnty Dev Dist No 2 FL Spl
            Assmt Rev Ser A (Acquired 05/28/03, Cost
            $9,965,746) (b)...........................        6.375   05/01/35       10,600,400
   2,000    Fleming Is Plantation Cmnty Ser B.........        7.375   05/01/31        2,153,520
   4,475    Florida Hsg Fin Corp Multi-Family Hsg
            Whistlers Cove Apt Proj (AMT).............        6.500   01/01/39        4,132,752
   7,860    Florida Hsg Fin Corp Multi-Family Rev Mtg
            Cutler Glen & Meadows Ser U (a)...........        6.500   10/01/33        8,145,475
   4,785    Florida Hsg Fin Corp Rev Hsg Beacon Hill
            Apt Ser C (AMT)...........................        6.610   07/01/38        4,931,708
   9,210    Florida Hsg Fin Corp Rev Hsg Cypress Trace
            Apt Ser G (AMT)...........................        6.600   07/01/38        9,438,684
  11,620    Florida Hsg Fin Corp Rev Hsg Westbrook Apt
            Ser U-1 (AMT) (a).........................        6.450   01/01/39       11,921,771
   5,820    Florida Hsg Fin Corp Rev Hsg Westchase Apt
            Ser B (AMT)...............................        6.610   07/01/38        5,956,013
   2,790    Greater Orlando Aviation Auth Orlando FL
            Arpt Fac Rev Spl Purple Jetblue Airway
            Corp (AMT)................................        6.375   11/15/26        2,836,984
   1,965    Greyhawk Landing Cmnty Dev Dist FL Spl
            Assmt Rev Ser A...........................        7.000   05/01/33        2,137,173
     230    Heritage Harbor Cmnty Dev Dist FL Rev
            Rec.......................................        7.750   05/01/23          226,472
     780    Heritage Harbor Cmnty Dev Dist FL Rev Spl
            Assmt Ser A...............................        6.700   05/01/19          795,834
   3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
            Convales Ctr Ser A Rfdg...................        8.250   12/01/14        3,003,060
  11,500    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Ser D......................        5.375   11/15/35       11,911,470
   2,000    Highlands, FL Cmnty Dev Dist..............        5.550   05/01/36        2,023,020
   3,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
            Cove Apt Proj Ser A (AMT).................        7.375   07/01/40        3,744,475
   5,200    Hillsborough Cnty, FL Indl Dev Auth Hosp
            Rev Tampa Gen Hosp Proj Ser B.............        5.250   10/01/34        5,347,420
   8,450    Hillsborough Cnty, FL Indl Dev Auth
            Pollutn Ctl Rev Tampa Elec Co Proj........        5.500   10/01/23        8,692,008
   1,405    Homestead, FL Indl Dev Rev Brookwood
            Gardens Ctr Proj Ser A Rfdg...............        8.250   12/01/14        1,406,658
   1,790    Islands at Doral FL.......................        6.375   05/01/35        1,919,238
   2,965    Islands at Doral III Cmnty Ser 2004 A.....        5.900   05/01/35        3,057,241
  10,000    Jea, FL Wtr & Swr Sys Rev Drivers Ser 805
            (Inverse Floating Rate) (Acquired
            03/22/05, Cost $9,779,566) (MBIA Insd)
            (b).......................................        5.700   10/01/12        9,715,400
   3,190    Kendall Breeze Cmnty Dev Dist (a).........        6.625   11/01/33        3,446,891
   2,420    Kendall Breeze Cmnty Dev Dist (a).........        6.700   11/01/23        2,634,267

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  1,430    Keys Cove Cmnty Dev Dist FL...............        5.875%  05/01/35   $    1,491,032
     920    Lake Bernadette, FL Cmnty Dev Dist Spl
            Assmt Rev Ser A...........................        8.000   05/01/17          931,160
   8,895    Largo, FL Sun Coast Hlth Sys Rev Hosp
            Rfdg......................................        6.300   03/01/20        8,894,199
     230    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
            Nursing Ctr Partn Rfdg....................        8.125   12/01/07          230,922
   3,150    Lee Cnty, FL Indl Dev Auth Hlthcare Fac
            Rev Cypress Cove Hlthpk Ser A.............        6.375   10/01/25        3,215,803
   6,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac
            Rev Cypress Cove Hlthpk Ser A.............        6.750   10/01/32        6,343,260
   5,900    Leon Cnty, FL Ed Fac Auth Rev Southgate
            Residence Hall Ser A Rfdg.................        6.750   09/01/28        6,068,799
   2,875    Marshall Creek Cmnty Dev Dist FL Spl Assmt
            Ser A (Acquired 06/12/00, Cost $2,875,000)
            (b).......................................        7.650   05/01/32        3,123,227
     105    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr FL Proj.....................        5.375   11/15/18          106,173
   3,605    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr FL Proj.....................        5.375   11/15/28        3,605,613
   5,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr FL Rfdg (Acquired 04/26/04,
            Cost $4,823,445) (b)......................        6.750   11/15/29        5,580,800
   2,540    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr Ser A.......................        6.125   11/15/11        2,722,296
   1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr Ser A.......................        6.700   11/15/19        1,097,130
   3,465    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr Ser A.......................        6.800   11/15/31        3,804,570
  15,000    Miami Dade Cnty, FL Aviation Rev Rites
            (Inverse Floating Rate) (Acquired
            06/22/05, Cost $16,433,700) (FGIC Insd)
            (a) (b)...................................        5.707   10/01/37       15,639,750
  12,500    Miami Dade Cnty, FL Sch Brd Drivers Ser
            534 (Inverse Floating Rate) (Acquired
            10/06/04, Cost $13,694,750) (FGIC Insd)
            (a) (b)...................................        6.200   08/01/11       13,095,500
   3,480    Midtown Miami, FL Cmnty Dev Dist Pkg
            Garage Proj Ser A.........................        6.250   05/01/37        3,779,106
   6,520    Midtown Miami, FL Cmnty Dev Ser B.........        6.500   05/01/37        7,186,148
   5,005    Miromar Lakes Cmnty Dev Dist Ser B Rfdg...        7.250   05/01/12        5,392,787
   1,575    Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Ser A Rfdg...........................        5.250   08/15/13        1,559,439
   3,000    Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Ser A Rfdg...........................        5.750   08/15/18        3,020,610
   3,000    Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Ser A Rfdg...........................        6.750   08/15/25        3,094,050

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  1,500    New Port Tampa Bay Cmnty Dev Spl Assmt Ser
            A.........................................        5.875%  05/01/38   $    1,530,870
     275    North Broward, FL Hosp Dist Rev Impt......        6.000   01/15/31          290,317
   2,725    North Broward, FL Hosp Dist Rev Impt
            (Prerefunded @ 01/15/11)..................        6.000   01/15/31        2,999,108
   1,393    North Springs, FL Impt Dist Spl Assmt
            Rev.......................................        7.000   05/01/19        1,422,922
   2,345    Northern Palm Beach Cnty Dist FL Impt Wtr
            Ctl & Impt Unit Dev No 16 Rfdg............        7.500   08/01/24        2,521,321
   2,500    Northern Palm Beach Cnty Impt Dist FL Impt
            Wtr Ctl & Impt Unit Dev No 16.............        7.000   08/01/32        2,693,275
   4,420    Northern Palm Beach Cnty Impt Dist FL Impt
            Wtr Ctl & Impt Unit Dev No 2A.............        6.400   08/01/33        4,610,016
   1,500    Northern Palm Beach Cnty Impt Dist FL Impt
            Wtr Ctl & Impt Unit Dev No 43.............        6.125   08/01/31        1,556,655
      75    Orange Cnty, FL Hlth Fac Auth Rev First
            Mtg Orlando Lutheran Twr Rfdg (Escrowed to
            Maturity).................................        8.125   07/01/06           75,283
   2,035    Orange Cnty, FL Hlth Fac Auth Rev First
            Mtg Orlando Lutheran Twr Rfdg (Prerefunded
            @ 07/01/06)...............................        8.400   07/01/14        2,104,007
   3,325    Orange Cnty, FL Hlth Fac Auth Rev First
            Mtg Orlando Lutheran Twr Rfdg (Prerefunded
            @ 07/01/06)...............................        8.625   07/01/20        3,438,349
   5,000    Orange Cnty, FL Hlth Fac Auth Rev First
            Mtg Orlando Lutheran Twr Rfdg (Prerefunded
            @ 07/01/06)...............................        8.750   07/01/26        5,170,950
   1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys (Prerefunded @
            11/15/10).................................        6.375   11/15/20        1,113,940
   2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys (Prerefunded @
            11/15/10).................................        6.500   11/15/30        2,238,040
   3,915    Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Hlthcare Ser E............................        6.000   10/01/26        4,120,655
      85    Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Hlthcare Ser E (Prerefunded @ 10/01/09)...        6.000   10/01/26           91,728
     755    Orange Cnty, FL Hlth Fac Auth Rev
            Westminster Cmnty Care....................        6.500   04/01/12          779,756
   2,000    Orange Cnty, FL Hlth Fac Auth Rev
            Westminster Cmnty Care....................        6.600   04/01/24        2,062,500
   2,145    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
            Trace Apt Proj Ser C......................        7.375   04/01/28        2,299,697
   4,155    Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Governors Manor Apt F-4...........        7.250   10/01/31        4,413,649
     850    Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Lake Davis Apt Proj F-1...........        7.250   10/01/31          902,912
     220    Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Lake Jennie Phase I Proj F-2
            (a).......................................        7.250   10/01/31          233,695

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$    850    Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Lake Jennie Phase II Proj F-3.....        7.250%  10/01/31   $      902,912
     350    Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Mellonville Trace Apt F-5 (a).....        7.250   10/01/31          371,787
   2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Mtg Hands Inc Proj Ser A (Acquired
            06/19/95, 11/24/99, 03/31/00, Cost
            $2,550,979) (b)...........................        8.000   10/01/25        2,717,013
   1,785    Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Mtg Hands Inc Proj Ser A (Acquired
            06/19/95, Cost $1,785,000) (a) (b)........        7.875   10/01/15        1,934,886
   2,365    Overoaks, FL Cmnty Dev Dist Cap Impt
            Rev.......................................        8.250   05/01/17        2,418,189
     990    Overoaks, FL Cmnty Dev Dist Ser A.........        6.125   05/01/35        1,042,005
   9,900    Palm Beach Cnty, FL Hsg Fin Auth
            Multi-Family Hsg Lake Delray Apt Proj Ser
            A (AMT)...................................        6.400   01/01/31       10,202,742
   1,875    Parklands Lee Cmnty Dev Dist Ser A........        5.800   05/01/35        1,925,869
   3,970    Parklands West Cmnty Dev Dist Spl Assmt
            Ser A.....................................        6.900   05/01/32        4,251,791
   1,280    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
            (a).......................................        6.700   11/01/23        1,388,237
   1,720    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
            (a).......................................        6.750   11/01/33        1,853,524
   4,925    Pier Park, FL Cmnty Dev Dist Ser 1........        7.150   05/01/34        5,254,433
   2,810    Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
            Rev.......................................        7.250   05/01/33        3,038,031
   2,465    Pine Is Cmnty Dev Dist FL.................        5.750   05/01/35        2,527,685
   7,805    Pinellas Cnty, FL Ed Fac Auth Clearwater
            Christian College Ser A Rfdg (Acquired
            11/05/01, Cost $7,461,658) (a) (b)........        7.250   09/01/31        8,144,908
   5,680    Pinellas Cnty, FL Hlth Fac Auth Oaks of
            Clearwtr Proj.............................        6.250   06/01/34        5,949,232
     700    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
            A.........................................        7.250   05/01/19          727,503
   1,895    Poinciana Cmnty Dev Dist FL Ser A.........        7.125   05/01/31        2,009,117
   8,420    Port Saint Lucie, FL Spl Assmt Rev
            Glassman Spl Assmt Dist Ser C.............        6.750   07/01/23        8,851,778
   5,000    Reunion West Cmnty Dev Dist...............        6.250   05/01/36        5,270,300
   3,855    Saddlebrook, FL Cmnty Ser A...............        6.900   05/01/33        4,142,429
      20    Saddlebrook, FL Cmnty Ser B...............        6.250   05/01/09           20,113
   2,365    Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Saint John's Proj Ser
            A.........................................        8.000   01/01/17        2,532,205
   6,900    Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Saint John's Proj Ser
            A.........................................        8.000   01/01/30        7,387,830
   1,000    Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Rev Bayview Proj Ser A...........        7.100   10/01/16        1,012,670

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  4,000    Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Rev Bayview Proj Ser A...........        7.100%  10/01/26   $    4,033,520
   2,910    Sausalito Bay Cmnty Dev Dist FL Spl Assmt
            (a).......................................        6.200   05/01/35        3,072,582
   1,950    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
            Rev Ser A.................................        6.400   05/01/34        2,082,249
   2,960    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
            Rev Ser A.................................        5.875   05/01/35        3,051,286
   4,655    South Dade Venture Cmnty Dev..............        6.900   05/01/33        5,098,342
   2,115    South Lake Cnty Hosp Dist FL South Lake
            Hosp Inc..................................        6.375   10/01/28        2,298,963
   3,000    South Lake Cnty Hosp Dist FL South Lake
            Hosp Inc..................................        6.375   10/01/34        3,255,000
   1,500    Sterling Hill Cmnty Dev Dist FL Cap Impt &
            Rev Ser A.................................        6.200   05/01/35        1,573,935
     920    Stoneybrook West Cmnty Dev Ser A..........        7.000   05/01/32          981,603
     115    Stoneybrook West Cmnty Dev Ser B..........        6.450   05/01/10          115,768
  11,875    Tallahassee, FL Hlth Fac Rev Tallahassee
            Mem Hlthcare Proj.........................        6.375   12/01/30       12,616,475
   1,745    Tamarac, FL Indl Dev Rev Sun Belt
            Precision Prods Inc (AMT).................        6.500   08/01/17        1,714,026
   3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
            Ser A.....................................        5.750   07/01/29        3,097,410
   1,485    Town Ctr at Palm Coast Cmnty Dev Dist FL
            Cap Impt Rev..............................        6.000   05/01/36        1,532,535
   1,235    Trails at Monterey Cmnty Dev Dist FL Spl
            Assmt (a).................................        6.500   05/01/23        1,324,340
   1,715    Trails at Monterey Cmnty Dev Dist FL Spl
            Assmt (a).................................        6.750   05/01/33        1,846,077
   1,480    Turnbull Creek Cmnty Dev Dist FL Spl
            Assmt.....................................        5.800   05/01/35        1,517,178
   2,478    University Square Cmnty Dev Dist FL Cap
            Impt Rev (Acquired 10/07/99, Cost
            $2,478,000) (b)...........................        6.750   05/01/20        2,665,510
   4,350    Venetian Isles, FL Ser A..................        6.750   05/01/33        4,726,840
   4,830    Verandah West Cmnty Dev Dist Cap Impt Ser
            B.........................................        6.625   05/01/33        5,219,733
     890    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
            Ser A.....................................        7.200   05/01/32          955,157
   1,925    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
            Ser A.....................................        6.750   05/01/34        2,075,631
     950    Waterchase Cmnty Dev Dist FL Ser A........        6.700   05/01/32        1,013,564
   2,840    Waterlefe Cmnty Dev Dist FL...............        8.125   10/01/25        2,810,862
   2,000    West Vlgs Impt Dist FL Rev Spl Assmt Unit
            of Dev No 3...............................        5.500   05/01/37        2,007,300

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  1,258    Westchase East Cmnty, FL Dev Dist Cap Impt
            Rev.......................................        7.500%  05/01/17   $    1,260,141
   1,700    Westchase East Cmnty, FL Dev Dist Cap Impt
            Rev.......................................        7.300   05/01/18        1,723,613
   2,000    World Commerce Cmnty Dev Dist Ser A1......        6.250   05/01/22        2,118,220
   4,325    World Commerce Cmnty Dev Dist Ser A1......        6.500   05/01/36        4,574,206
                                                                                 --------------
                                                                                    502,075,458
                                                                                 --------------
            GEORGIA  2.5%
   5,250    Americus Sumter Cnty, GA Hosp Auth Rev
            South GA Methodist Ser A Rfdg.............        6.375   05/15/29        5,364,870
   1,370    Athens Clarke Cnty, GA Residential Care
            Fac for the Elderly Auth Rev..............        6.350   10/01/17        1,230,685
   1,720    Athens Clarke Cnty, GA Residential Care
            Fac for the Elderly Auth Rev..............        6.375   10/01/27        1,448,223
   2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj...        7.750   12/01/14        2,216,920
   3,000    Atlanta, GA Tax Alloc Atlantic Sta Proj...        7.900   12/01/24        3,326,760
  20,685    Atlanta, GA Urban Residential Fin Auth
            Multi-Family Rev Hsg Peachtree Tr Ctf
            Partn Ser A (a)...........................        4.000   10/01/25       19,087,704
   3,545    Atlanta, GA Urban Residential Fin Auth
            Multi-Family Rev John Eagan Proj Ser A
            (AMT).....................................        6.750   07/01/30        3,644,295
  25,000    Atlanta, GA Wtr & Waste Rev Drivers Ser
            520 (Inverse Floating Rate) (Acquired
            09/28/04, Cost $26,615,869) (FSA Insd) (a)
            (b).......................................        6.200   05/01/12       26,212,500
   1,000    Brunswick & Glynn Cnty, GA Dev GA Pacific
            Corp Proj Rfdg (AMT)......................        5.550   03/01/26          978,200
   3,500    Chatham Cnty, GA Hosp Auth Rev Hosp Impt
            Mem Hlth Univ Ser A.......................        5.500   01/01/34        3,639,370
      85    Coweta Cnty, GA Residential Care Fac For
            The Elderly Auth Rev First Lien Wesley
            Woods Ser A (Escrowed to Maturity)........        7.625   10/01/06           86,050
   1,500    Coweta Cnty, GA Residential Care Fac For
            The Elderly Auth Rev First Lien Wesley
            Woods Ser A (Prerefunded @ 10/01/06)......        8.200   10/01/16        1,550,730
   1,500    Coweta Cnty, GA Residential Care Fac For
            The Elderly Auth Rev First Lien Wesley
            Woods Ser A (Prerefunded @ 10/01/06)......        8.250   10/01/26        1,550,970
   5,250    Crisp Cnty, GA Dev Auth Intl Paper Co Proj
            Ser A Rfdg (AMT)..........................        6.200   02/01/20        5,615,452
   2,380    De Kalb Cnty, GA Residential Care Fac For
            The Elderly Auth Rev First Lien Kings Brdg
            Ser A (a).................................        8.150   07/01/16        2,432,812
   2,500    De Kalb Cnty, GA Residential Care Fac For
            The Elderly Auth Rev First Lien Kings Brdg
            Ser A.....................................        8.250   07/01/26        2,554,750

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            GEORGIA (CONTINUED)
$  2,000    Effingham Cnty, GA Dev Auth Solfort James
            Proj (AMT)................................        5.625%  07/01/18   $    1,977,820
   2,250    Effingham Cnty, GA Indl Dev Auth GA
            Pacific Corp Proj Rfdg....................        6.500   06/01/31        2,361,330
   1,000    Fulton Cnty, GA Residential Care
            Canterbury Crt Proj Ser A.................        6.125   02/15/26        1,042,750
   1,750    Fulton Cnty, GA Residential Care
            Canterbury Crt Proj Ser A.................        6.125   02/15/34        1,793,400
   1,025    Fulton Cnty, GA Residential Care Fac
            Elderly Auth Rev..........................        6.900   07/01/19        1,061,439
   3,555    Fulton Cnty, GA Residential Care Saint
            Anne's Terrace Proj Rfdg..................        7.625   12/01/33        3,979,609
   4,810    Fulton Cnty, GA Residential Care Sr Lien
            RHA Asstd Living Ser A....................        7.000   07/01/29        4,969,981
   2,930    Renaissance on Peachtree Unit Invt Tr Ctf
            GA Custody Ctf............................        8.352   10/01/25        2,559,882
   1,000    Richmond Cnty, GA Dev Auth Intl Paper Co
            Proj Ser A Rfdg (AMT).....................        6.000   02/01/25        1,063,160
   2,500    Rockdale Cnty, GA Dev Auth Solid Waste
            Disp Visy Paper Inc Proj (AMT)............        7.500   01/01/26        2,509,425
     920    Savannah, GA Econ Dev Auth Rev First Mtg
            Marshes of Skidway Ser A..................        7.400   01/01/24          966,920
   3,650    Savannah, GA Econ Dev Auth Rev First Mtg
            Marshes of Skidway Ser A..................        7.400   01/01/34        3,817,754
                                                                                 --------------
                                                                                    109,043,761
                                                                                 --------------
            HAWAII  0.8%
   8,500    Hawaii Pac Hlth Spl Purp Rev Ser A........        5.600   07/01/33        8,766,390
   5,300    Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser A.....................        7.400   11/15/17        6,000,607
   3,000    Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser A.....................        7.875   11/15/23        3,458,130
   2,500    Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser A.....................        8.000   11/15/33        2,884,700
   1,520    Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser C.....................        6.250   11/15/09        1,521,140
   5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A...        6.300   07/01/22        5,415,750
   5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A...        6.375   07/01/32        5,393,200
                                                                                 --------------
                                                                                     33,439,917
                                                                                 --------------
            IDAHO  0.1%
   4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
            A Rfdg....................................        7.875   11/15/29        4,271,555
                                                                                 --------------

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS  5.6%
$  3,835    Antioch Vlg, IL Spl Svc Area No 1 Spl Tax
            Deercrest Proj............................        6.625%  03/01/33   $    4,034,497
   5,700    Antioch Vlg, IL Spl Svc Area No 2 Spl Tax
            Clublands Proj............................        6.625   03/01/33        5,996,514
   4,487    Bolingbrook, IL Spl Svc Area No 01-1......        7.375   07/01/31        4,855,921
   4,000    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
            Augusta Vlg Proj (Acquired 11/13/02, Cost
            $4,009,000) (b)...........................        6.750   03/01/32        4,227,640
   3,965    Bolingbrook, IL Spl Svc Area No 3 Spl Tax
            Lakewood Ridge Proj.......................        7.050   03/01/31        4,223,914
   1,990    Bolingbrook, IL Spl Svc Area Ser 2004
            Augusta Vlg Proj..........................        6.250   03/01/32        2,036,427
   2,000    Carol Stream, IL First Mtg Rev Windsor
            Park Manor Proj Rfdg (Prerefunded @
            12/01/07).................................        7.200   12/01/14        2,129,320
     274    Cary, IL Spl Tax Svc Area No 1 Cambridge
            Ser A (a).................................        7.500   03/01/10          290,615
   1,079    Cary, IL Spl Tax Svc Area No 1 Cambridge
            Ser A.....................................        7.625   03/01/30        1,195,510
   5,690    Chicago, IL Midway Arpt Rev Drivers Ser
            229 (Inverse Floating Rate) (Acquired
            09/19/01, Cost $5,899,111) (FSA Insd) (a)
            (b).......................................        6.680   01/01/18        6,390,211
     155    Chicago, IL Neighborhoods Alive
            (Prerefunded @ 07/01/10) (FGIC Insd)......        6.000   01/01/28          169,570
   5,000    Chicago, IL O'Hare Intl Arpt Rev Drivers
            Ser 383 (Inverse Floating Rate) (AMT)
            (Acquired 01/14/04, Cost $5,301,837) (MBIA
            Insd) (a) (b).............................        6.670   01/01/12        5,292,400
   6,400    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien C-2 Rfdg (AMT) (XLCA Insd).....        5.250   01/01/34        6,546,304
   6,250    Chicago, IL O'Hare Intl Arpt Rev Rols RR
            II R Ser 556 (Inverse Floating Rate)
            (Acquired 05/05/06, Cost $7,213,688) (a)
            (b).......................................        9.513   01/01/29        7,321,125
   4,000    Chicago, IL Spl Assmt Lake Shore East
            Proj......................................        6.750   12/01/32        4,297,520
   1,140    Chicago, IL Tax Increment Alloc Read
            Dunning Ser B (ACA Insd) (a)..............        7.250   01/01/14        1,181,656
  10,000    Cook County, IL Drivers Ser 559 (Inverse
            Floating Rate) (Acquired 10/26/04, Cost
            $10,629,593) (MBIA Insd) (a) (b)..........        6.200   05/15/12       10,590,000
   4,985    Cortland, IL Spl Svc Area No 01 Spl Tax
            Neucort Lakes Proj (a)....................        6.875   03/01/32        5,307,131
   3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
            Timber Proj (Prerefunded @ 03/01/11)......        7.750   03/01/27        3,535,320
   2,500    Godfrey, IL Rev United Methodist Vlg Ser
            A.........................................        5.875   11/15/29        2,047,000
   3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
            Cmnty Mem Hosp Rfdg.......................        6.550   11/15/29        3,137,940

 30                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$  2,915    Huntley, IL Increment Alloc Rev Huntley
            Redev Proj Ser A..........................        8.500%  12/01/15   $    3,005,452
   3,987    Huntley, IL Spl Svc Area No 10 Ser A......        6.500   03/01/29        4,227,695
   4,386    Huntley, IL Spl Svc Area No 6 (a).........        6.750   02/01/25        4,610,432
   3,850    Huntley, IL Spl Svc Area No 7.............        6.300   03/01/28        4,062,828
     110    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
            Altgeld Proj..............................        8.000   11/15/06          111,232
   3,100    Illinois Dev Fin Auth Rev Midwestern Univ
            Ser B.....................................        6.000   05/15/31        3,281,846
   2,000    Illinois Ed Fac Auth Rev Lewis Univ.......        6.000   05/15/25        2,043,520
   4,000    Illinois Ed Fac Auth Rev Lewis Univ
            (Prerefunded @ 10/01/06)..................        6.125   10/01/26        4,110,680
   4,000    Illinois Fin Auth Rev Clare Wtr Tower Proj
            Ser A.....................................        6.125   05/15/38        4,097,760
   1,750    Illinois Fin Auth Rev Cmnty Fac Clinic
            Altgeld Proj..............................        8.000   11/15/16        1,799,752
   2,500    Illinois Fin Auth Rev Fairview Oblig Grp
            Ser A Rfdg................................        6.125   08/15/27        2,529,750
   2,500    Illinois Fin Auth Rev Franciscan Cmntys
            Saint Joseph Ser A........................        6.000   05/15/34        2,526,675
   1,000    Illinois Fin Auth Student Hsg Rev MJH Ed
            Assistance IV Sr Ser A....................        5.125   06/01/35        1,001,950
   2,365    Illinois Hlth Fac Auth Rev Chestnut Square
            at Glen Proj Ser A (a)....................        6.625   08/15/24        2,379,899
   3,255    Illinois Hlth Fac Auth Rev Chestnut Square
            at Glen Proj Ser A (a)....................        7.000   08/15/29        3,364,042
   2,000    Illinois Hlth Fac Auth Rev Condell Med
            Ctr.......................................        5.500   05/15/32        2,044,200
   1,250    Illinois Hlth Fac Auth Rev Covenant
            Retirement Cmntys.........................        5.875   12/01/31        1,292,075
   5,000    Illinois Hlth Fac Auth Rev Covenant
            Retirement Cmntys Ser B...................        6.125   12/01/28        5,222,700
   2,000    Illinois Hlth Fac Auth Rev Ctr Baptist
            Home Proj.................................        7.125   11/15/29        2,108,180
   3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
            Grp Ser A Rfdg (Prerefunded @ 08/15/06)...        7.400   08/15/23        3,080,850
   3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
            Schaumburg Ser A (Prerefunded @
            12/01/07).................................        5.250   12/01/18        3,660,045
   1,000    Illinois Hlth Fac Auth Rev Lifelink Corp
            Oblig Grp Rfdg............................        5.850   02/15/20          624,660
   4,295    Illinois Hlth Fac Auth Rev Lifelink Corp
            Oblig Grp Rfdg............................        5.700   02/15/24        2,677,847
     990    Illinois Hlth Fac Auth Rev Loyola Univ
            Hlth Sys Ser A............................        6.000   07/01/21        1,039,569
   6,000    Illinois Hlth Fac Auth Rev Lutheran Sr
            Ministries Oblig Ser A....................        7.375   08/15/31        6,505,620

See Notes to Financial Statements                                             31

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$  2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare
            Sys (Prerefunded @ 11/15/09)..............        6.250%  11/15/29   $    2,179,200
   1,915    Illinois Hlth Fac Auth Rev Proctor Cmnty
            Hosp Proj.................................        7.500   01/01/11        1,917,241
   6,750    Illinois Hlth Fac Auth Rev Saint Benedict
            Ser 2003 A-1..............................        6.900   11/15/33        7,370,730
   2,650    Illinois Hlth Fac Auth Rev Ser A..........        7.000   11/15/32        2,843,476
     750    Illinois Hlth Fac Auth Rev Ser A Rfdg.....        6.200   08/15/23          758,377
   3,375    Illinois Hlth Fac Auth Rev Ser A Rfdg.....        6.400   08/15/33        3,419,246
  11,400    Illinois St Drivers Ser 605 (Inverse
            Floating Rate) (Acquired 11/17/04,
            12/01/04, Cost $11,957,916) (MBIA Insd)
            (b).......................................        6.200   09/01/12       12,121,392
   7,282    Illinois St Real Estate Lease Ctf
            (Acquired 07/01/98, Cost $8,358,737) (ACA
            Insd) (b).................................        8.717   06/15/18        7,735,614
   1,825    Lincolnshire, IL Spl Svc Area Sedgebrook
            Proj......................................        6.250   03/01/34        1,918,549
     930    Loves Park, IL Rev Hoosier Care Proj Ser
            A.........................................        7.125   06/01/34          942,006
   2,215    Manhattan, IL No 04-1 Brookstone Springs
            Proj......................................        6.100   03/01/35        2,237,327
   1,500    Metropolitan Pier & Expo IL McCormick Pl
            Expn Proj Ser A Rfdg......................        5.500   06/15/27        1,500,705
   3,990    Minooka, IL Spl Assmt Impt Lakewood Trails
            Proj......................................        6.625   03/01/33        4,211,525
   1,925    Minooka, IL Spl Assmt Impt Lakewood Trails
            Unit 2 Proj...............................        6.375   03/01/34        2,005,600
   2,995    Minooka, IL Spl Assmt Impt Praire Ridge
            Proj......................................        6.875   03/01/33        3,212,078
   2,151    Montgomery, IL Spl Assmt Impt Lakewood
            Creek Proj................................        7.750   03/01/30        2,355,022
     325    Peoria, IL Spl Tax Weaverridge Spl Svc
            Area......................................        7.625   02/01/08          338,767
   2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
            Area......................................        8.050   02/01/17        2,137,740
   3,000    Pingree Grove, IL Spl Svc Area No 2 Spl
            Tax Ser 05-2 Cambridge Lakes Proj.........        6.000   03/01/35        3,029,250
   2,250    Pingree Grove, IL Spl Svc Area No 7 Spl
            Tax Ser 06-1 Cambridge Lakes Proj.........        6.000   03/01/36        2,263,882
   2,325    Plano, IL Spl Svc Area No 1 Lakewood
            Springs Proj Ser A........................        6.200   03/01/34        2,387,170
   5,040    Round Lake, IL Lakewood Grove Spl Svc Area
            No 4 Spl Tax (a)..........................        6.750   03/01/33        5,362,560
   3,700    Round Lake, IL Rev........................        6.700   03/01/33        3,924,257
   3,355    Saint Charles, IL Spl Svc Area No 21
            (a).......................................        6.625   03/01/28        3,524,126
   3,200    Wheeling, IL Tax Increment Rev N
            Milwaukee/Lake Cook Tif Proj..............        6.000   01/01/25        3,093,824

 32                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$  2,097    Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2003-100 Raintree Vlg Proj
            (Acquired 09/05/03, Cost $2,097,000)
            (b).......................................        6.875%  03/01/33   $    2,234,186
   2,901    Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2003-101 Windett Ridge Proj
            (Acquired 09/03/03, Cost $2,901,000)
            (b).......................................        6.875   03/01/33        3,070,476
   3,500    Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2005-108 Autumn Creek Proj.........        6.000   03/01/36        3,487,575
   2,400    Yorkville, IL Utd City Spl Svc No 04 104
            MPI Grande Res Proj.......................        6.375   03/01/34        2,482,440
                                                                                 --------------
                                                                                    250,280,135
                                                                                 --------------
            INDIANA  0.6%
   1,500    Anderson, IN Econ Dev Rev Anderson Univ
            Proj......................................        6.375   10/01/26        1,547,595
   1,100    Crawfordsville, IN Redev Cmnty Dist Tax
            Increment Rev (Acquired 10/15/97, Cost
            $1,100,000) (a) (b).......................        7.350   02/01/17        1,137,796
   1,080    Delaware Cnty, IN Redev Dist Tax Increment
            Rev.......................................        6.875   02/01/18        1,086,102
     300    Indiana Hlth Fac Fin Auth Rev Cmnty
            Hartsfield Vlg Proj Ser A.................        6.250   08/15/14          300,276
   3,975    Indiana Hlth Fac Fin Auth Rev Cmnty
            Hartsfield Vlg Proj Ser A.................        6.375   08/15/27        3,978,856
   3,435    Indiana Hlth Fac Fin Auth Rev Franciscan
            Cmnty Ser A Rfdg (a)......................        6.400   05/15/24        3,460,488
   2,350    Indiana Hlth Fac Fin Auth Rev Hoosier Care
            Proj Ser A................................        7.125   06/01/34        2,380,338
   1,500    Indiana Hlth Fac Hosp Rev.................        6.250   03/01/25        1,600,740
   1,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
            Northwest IN Ser A........................        5.375   03/01/19        1,017,150
   2,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
            Northwest IN Ser A........................        6.000   03/01/34        2,101,560
   3,000    North Manchester, IN Rev Peabody
            Retirement Cmnty Proj Ser A...............        7.250   07/01/33        3,120,360
   2,000    Portage, IN Spl Impt Dist Rev Marina
            Shores Proj...............................        6.375   03/01/35        1,993,220
     175    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................         *      12/30/10          123,655
     135    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................         *      12/30/11           88,379
     130    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................         *      12/30/12           78,836
     130    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................         *      12/30/13           73,039
     125    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................         *      12/30/14           65,067

See Notes to Financial Statements                                             33

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            INDIANA (CONTINUED)
$    125    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................         *      12/30/15   $       60,274
     125    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................         *      12/30/16           55,842
     225    Valparaiso, IN Econ Dev Rev First Mtg
            Whispering Pines Ctr (a)..................        7.500%  01/01/07          225,607
   1,405    Valparaiso, IN Econ Dev Rev First Mtg
            Whispering Pines Ctr (a)..................        7.750   01/01/12        1,411,351
   2,045    Valparaiso, IN Econ Dev Rev First Mtg
            Whispering Pines Ctr (a)..................        8.000   01/01/17        2,067,699
                                                                                 --------------
                                                                                     27,974,230
                                                                                 --------------
            IOWA  0.6%
   2,515    Black Hawk Cnty, IA Hlthcare Fac Rev
            Western Home Proj Ser B...................        6.625   05/01/33        2,536,302
   1,000    Bremer Cnty, IA Hlthcare & Residential Fac
            Rev Proj Rfdg (Prerefunded @ 11/15/09)....        7.250   11/15/29        1,110,050
   2,245    Des Moines, IA Sr Hsg Rev Luther Park Apts
            Inc Proj..................................        6.250   12/01/34        2,292,437
     615    Evansdale, IA Hlthcare Western Home
            Proj......................................        6.000   11/01/39          623,807
   5,600    Evansdale, IA Hlthcare Western Home Proj
            Ser A (a).................................        6.000   11/01/39        5,642,952
   3,000    Iowa Fin Auth Cmnty Provider Rev Boys &
            Girls Home Family Proj (ACA Insd) (a).....        6.250   12/01/28        3,102,480
   2,925    Iowa Fin Auth Hlthcare Fac Care
            Initiatives Proj Rfdg.....................        9.250   07/01/25        3,485,050
   2,265    Iowa Fin Auth Retirement Fac Presbyterian
            Homes Mill Pond...........................        6.000   10/01/33        2,164,230
   2,000    Polk Cnty, IA Hlthcare Fac Rev Luther Pk
            Hlth Ctr Inc Proj.........................        6.750   10/01/33        2,054,740
   1,500    Polk Cnty, IA Hlthcare Fac Rev Luther Pk
            Hlth Ctr Inc Proj.........................        6.150   10/01/36        1,520,535
   1,250    Scott Cnty, IA Rev Ridgecrest Vlg Rfdg....        5.625   11/15/18        1,273,862
                                                                                 --------------
                                                                                     25,806,445
                                                                                 --------------
            KANSAS  0.4%
     915    Lawrence, KS Coml Dev Rev Holiday Inn Sr
            Ser A Rfdg (e)............................        8.000   07/01/16          488,537
   4,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
            Inc Ser B.................................        6.250   05/15/26        4,064,480
   2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
            Inc Ser C.................................        6.700   05/15/27        2,019,540
   1,750    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
            Inc Ser C.................................        6.875   05/15/32        1,871,467
   2,745    Manhattan, KS Coml Dev Rev Holiday Inn Sr
            Ser A Rfdg (e)............................        8.000   07/01/16        1,491,194
   1,500    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
            Inc Ser A Rfdg............................        5.600   05/15/28        1,487,415

 34                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            KANSAS (CONTINUED)
$  1,000    Olathe, KS Sr Living Fac Rev Catholic Care
            Campus Inc Ser A..........................        6.000%  11/15/26   $    1,047,430
   1,000    Olathe, KS Sr Living Fac Rev Catholic Care
            Campus Inc Ser A..........................        6.000   11/15/38        1,039,650
   3,000    Overland Pk, KS Dev Corp Rev First Tier
            Overland Park Ser A.......................        7.375   01/01/32        3,283,380
                                                                                 --------------
                                                                                     16,793,093
                                                                                 --------------
            KENTUCKY  0.3%
  10,000    Louisville & Jefferson Cnty, KY Swr Rolls
            Ser 304 (Inverse Floating Rate) (Acquired
            10/04/04, Cost $11,595,133) (FGIC Insd)
            (a) (b)...................................        6.906   05/15/37       11,195,700
                                                                                 --------------

            LOUISIANA  0.9%
   7,000    Hodge, LA Util Rev Com Rfdg (AMT).........        7.450   03/01/24        7,936,110
   3,195    Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Eunice Student Hsg Fndtn
            Proj......................................        7.375   09/01/33        2,878,727
   3,852    Louisiana Loc Govt Environment Fac Cmnty
            Hlthcare Saint James Place Ser A Rfdg.....        7.000   11/01/25        3,924,418
   3,200    Louisiana Loc Govt Environment Fac Cmnty
            Hlthcare Saint James Place Ser A Rfdg.....        7.000   11/01/29        3,252,896
   1,450    Louisiana Loc Govt Environment Fac Sr Air
            Cargo (AMT)...............................        6.650   01/01/25        1,552,109
   1,450    Louisiana Pub Fac Auth Rev Hlth Fac Glen
            Retirement Ser A..........................        6.700   12/01/25        1,465,848
  13,250    Louisiana Pub Fac Auth Rev Ochsner Clinic
            Fndtn Proj Ser B..........................        5.500   05/15/27       13,584,032
   1,000    Louisiana Pub Fac Auth Rev Progressive
            Hlthcare..................................        6.375   10/01/20          986,510
   1,000    Louisiana Pub Fac Auth Rev Progressive
            Hlthcare..................................        6.375   10/01/28          949,220
   3,000    Louisiana St Hlth Ed Auth Lambeth House
            Proj Ser A Rfdg...........................        6.200   01/01/28        3,006,090
   2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
            Christwood Proj Rfdg......................        5.700   11/15/28        2,027,120
                                                                                 --------------
                                                                                     41,563,080
                                                                                 --------------
            MAINE  0.2%
   2,000    Maine Hlth & Higher Ed Fac Piper Shores
            Ser A (Prerefunded @ 01/01/09)............        7.550   01/01/29        2,169,700
   8,050    Rumford, ME Solid Waste Disp Rev Boise
            Cascade Corp Proj Rfdg (AMT)..............        6.875   10/01/26        8,740,448
                                                                                 --------------
                                                                                     10,910,148
                                                                                 --------------

See Notes to Financial Statements                                             35

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MARYLAND  1.0%
$  1,908    Anne Arundel Cnty, MD Spl Tax Farmington
            Vlg Proj Ser A............................        6.250%  06/01/25   $    1,997,027
   2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder
            Care Ser A................................        7.250   11/01/29        2,585,425
   1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty
            Dev Auth..................................        6.625   07/01/25        1,560,150
   1,105    Maryland St Cmnty Dev Admin Residential
            Ser B (AMT)...............................        5.450   09/01/32        1,140,890
   6,715    Maryland St Econ Dev Corp Air Cargo BW II
            LLC Rfdg (AMT)............................        6.500   07/01/24        6,578,350
   1,635    Maryland St Econ Dev Corp Air Cargo BW II
            LLC Rfdg (AMT)............................        7.340   07/01/24        1,701,806
   2,950    Maryland St Econ Dev Corp MD Golf Course
            Sys (Prerefunded @ 06/01/11)..............        8.250   06/01/28        3,484,835
   2,000    Maryland St Hlth & Higher Collington
            Episcopal.................................        6.750   04/01/23        1,941,520
   1,400    Maryland St Hlth & Higher Ed Fac Auth Rev
            Medstar Hlth Rfdg.........................        5.375   08/15/24        1,454,348
   7,770    Maryland St Hlth & Higher Ed Fac Auth Rev
            Medstar Hlth Rfdg.........................        5.500   08/15/33        8,078,624
     465    Montgomery Cnty, MD Econ Dev Rev Editorial
            Proj In Ed Ser A (Acquired 09/28/98, Cost
            $466,517) (b).............................        6.250   09/01/08          426,033
   3,730    Montgomery Cnty, MD Econ Dev Rev Editorial
            Proj In Ed Ser A (Acquired 09/28/98, Cost
            $3,730,000) (b)...........................        6.400   09/01/28        3,368,563
   1,355    Montgomery Cnty, MD Spl Oblig West
            Germantown Dev Dist Ser B (a).............        6.700   07/01/27        1,477,153
   3,000    Prince Georges Cnty, MD Spl Oblig Spl
            Assmt Woodview Ser A......................        8.000   07/01/26        3,119,400
   4,000    Prince Georges Cnty, MD Spl Oblig Woodview
            Vlg Phase II Subdist......................        7.000   07/01/32        4,270,120
   1,000    Westminster, MD Econ Dev Carroll Lutheran
            Vlg Ser A.................................        6.000   05/01/24        1,035,060
   1,500    Westminster, MD Econ Dev Carroll Lutheran
            Vlg Ser A.................................        6.250   05/01/34        1,567,620
                                                                                 --------------
                                                                                     45,786,924
                                                                                 --------------
            MASSACHUSETTS  4.9%
   1,620    Boston, MA Indl Dev Fin Auth First Mtg
            Springhouse Inc Rfdg......................        5.875   07/01/18        1,643,036
   4,750    Boston, MA Indl Dev Fin Auth First Mtg
            Springhouse Inc Rfdg......................        6.000   07/01/28        4,826,855
   1,500    Massachusetts St Dev Fin Agy Briarwood Ser
            B (Prerefunded @ 12/01/10) (a)............        8.000   12/01/18        1,759,995
   2,500    Massachusetts St Dev Fin Agy Briarwood Ser
            B (Prerefunded @ 12/01/10)................        8.000   12/01/22        2,933,325

 36                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$  6,165    Massachusetts St Dev Fin Agy Criterion
            Child Enrichment (a)......................        6.750%  01/01/34   $    6,513,199
   1,125    Massachusetts St Dev Fin Agy Dimock Cmnty
            Hlth Ctr (a)..............................        6.250   12/01/13        1,132,819
   7,565    Massachusetts St Dev Fin Agy Dimock Cmnty
            Hlth Ctr (a)..............................        6.750   12/01/33        7,783,175
   2,000    Massachusetts St Dev Fin Agy First Mtg
            Loomis Cmntys Proj Ser A..................        6.900   03/01/32        2,137,860
     850    Massachusetts St Dev Fin Agy First Mtg
            Overlook Cmntys Ser A.....................        6.125   07/01/24          872,261
   1,845    Massachusetts St Dev Fin Agy First Mtg
            Overlook Cmntys Ser A.....................        6.250   07/01/34        1,882,361
   5,865    Massachusetts St Dev Fin Agy Regis
            College...................................        5.500   10/01/28        5,328,880
     860    Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)..............        6.100   09/01/18          897,960
   1,445    Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)..............        6.250   09/01/28        1,503,826
   1,685    Massachusetts St Dev Fin Agy Rev
            Developmental Disabilities Inc (a)........        6.750   06/01/20        1,756,714
   9,355    Massachusetts St Dev Fin Agy Rev
            Developmental Disabilities Inc (Acquired
            10/04/01, 12/20/02, 11/19/03, Cost
            $9,745,451) (a) (b).......................        8.000   06/01/20        9,924,719
     735    Massachusetts St Dev Fin Agy Rev Gtr Lynn
            Mental Hlth (Prerefunded @ 06/01/08)
            (Acquired 07/27/00, Cost $735,000) (b)....        7.750   06/01/18          801,282
   1,080    Massachusetts St Dev Fin Agy Rev Gtr Lynn
            Mental Hlth Ser B (Prerefunded @ 06/01/18)
            (Acquired 11/19/98, Cost $1,080,000)
            (b).......................................        6.375   06/01/18        1,149,325
   1,500    Massachusetts St Dev Fin Agy Rev Hampshire
            College...................................        5.700   10/01/34        1,569,585
   4,680    Massachusetts St Dev Fin Agy Rev Hillcrest
            Ed Ctr Inc................................        6.375   07/01/29        4,720,997
   4,825    Massachusetts St Dev Fin Agy Rev Hlthcare
            Fac Alliance Ser A........................        7.100   07/01/32        4,932,597
   2,250    Massachusetts St Dev Fin Agy Rev Lexington
            Montessori Sch Issue (Acquired 07/30/99,
            Cost $2,276,878) (a) (b)..................        6.625   08/01/29        2,360,655
     750    Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser A.................        6.750   07/01/18          777,382
     490    Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser A (Escrowed to
            Maturity) (a).............................        7.500   07/01/10          528,436
   1,025    Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser A (Prerefunded @
            07/01/10).................................        8.000   07/01/20        1,186,089

See Notes to Financial Statements                                             37

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$  2,400    Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser C (a).............        7.750%  07/01/30   $    2,509,488
   5,045    Massachusetts St Dev Fin Agy Rev New
            England Ctr For Children..................        6.000   11/01/19        5,167,442
   3,010    Massachusetts St Dev Fin Agy Rev Whitney
            Academy Issue (a).........................        7.500   09/01/30        3,225,365
     720    Massachusetts St Hlth & Ed Baystate Fac
            Auth Rev Med Ctr Ser F....................        5.500   07/01/22          750,910
   2,500    Massachusetts St Hlth & Ed Fac Auth Rev
            Caritas Christi Oblig Grp Ser A...........        5.750   07/01/28        2,550,725
   5,000    Massachusetts St Hlth & Ed Fac Auth Rev
            Caritas Christi Oblig Grp Ser B...........        6.750   07/01/16        5,536,550
   9,845    Massachusetts St Hlth & Ed Fac Auth Rev
            Caritas Christi Oblig Grp Ser B...........        6.250   07/01/22       10,526,668
  10,145    Massachusetts St Hlth & Ed Fac Auth Rev
            Christopher House Ser A Rfdg..............        6.875   01/01/29       10,197,754
   6,800    Massachusetts St Hlth & Ed Fac Auth Rev
            Civic Investments Ser B...................        9.150   12/15/23        8,378,348
   3,610    Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser D.........................        5.250   10/01/23        3,584,152
   1,465    Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser D.........................        5.375   10/01/28        1,465,718
   6,750    Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser E.........................        6.750   10/01/33        7,301,542
   7,490    Massachusetts St Hlth & Ed Fac Auth Rev
            Lasell College Ser A (a)..................        5.625   07/01/29        7,436,971
   5,600    Massachusetts St Hlth & Ed Fac Auth Rev
            Milford Whitinsville Hosp Ser D...........        6.350   07/15/32        5,884,704
   3,000    Massachusetts St Hlth & Ed Fac Auth Rev
            Nichols College Issue Ser C...............        6.125   10/01/29        3,157,350
   2,000    Massachusetts St Hlth & Ed Fac Auth Rev
            Partn Hlthcare Sys Ser C..................        5.750   07/01/32        2,157,160
   7,600    Massachusetts St Hlth & Ed Fac Auth Rev
            Saint Mem Med Ctr Ser A...................        6.000   10/01/23        7,605,244
   1,867    Massachusetts St Hlth & Ed Nichols College
            Issue Ser C...............................        6.000   10/01/17        1,967,874
   1,000    Massachusetts St Hlth & Ed Northn
            Berkshire Hlth Ser B......................        6.250   07/01/24        1,054,690
   3,005    Massachusetts St Hlth & Ed Northn
            Berkshire Hlth Ser B......................        6.375   07/01/34        3,153,567
   5,000    Massachusetts St Hlth & Ed Rols RR II R
            294 (Inverse Floating Rate) (Acquired
            08/23/04, Cost $5,182,444) (a) (b)........        6.399   07/15/35        5,251,250
   5,865    Massachusetts St Indl Fin Agy Assisted
            Living Fac Rev Marina Bay LLC Proj (AMT)
            (Prerefunded @ 12/01/07)..................        7.500   12/01/27        6,212,619

 38                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$  7,720    Massachusetts St Indl Fin Agy Assisted
            Living Fac Rev Newton Grp Pptys LLC Proj
            (AMT) (Prerefunded @ 09/01/07)............        8.000%  09/01/27   $    8,266,036
     700    Massachusetts St Indl Fin Agy HMEA Issue
            (a).......................................        7.000   09/01/12          716,989
   2,555    Massachusetts St Indl Fin Agy Rev East
            Boston Neighborhood Proj (a)..............        7.500   07/01/16        2,563,023
   2,560    Massachusetts St Indl Fin Agy Rev East
            Boston Neighborhood Proj..................        7.625   07/01/26        2,580,403
     720    Massachusetts St Indl Fin Agy Rev First
            Mtg GF/Pilgrim Inc Proj...................        6.500   10/01/15          697,457
   2,000    Massachusetts St Indl Fin Agy Rev First
            Mtg GF/Pilgrim Inc Proj...................        6.750   10/01/28        1,877,340
  12,685    Massachusetts St Indl Fin Agy Rev First
            Mtg Reeds Landing Proj (c)................  7.350/7.450   10/01/28       12,243,562
   1,455    Massachusetts St Indl Fin Agy Rev First
            Mtg Stone Institute & Newton..............        7.700   01/01/14        1,468,648
     485    Massachusetts St Indl Fin Agy Rev Gtr Lynn
            Mental Hlth (Acquired 06/24/98, Cost
            $485,000) (Escrowed to Maturity) (b)......        6.200   06/01/08          505,549
   4,300    Massachusetts St Indl Fin Agy Rev Gtr Lynn
            Mental Hlth (Prerefunded @ 06/01/08)
            (Acquired 06/24/98, Cost $4,300,000)
            (b).......................................        6.375   06/01/18        4,576,017
   3,380    Massachusetts St Indl Fin Agy Rev JRC
            Assisted Living...........................        7.500   07/01/26        3,457,402
   2,600    Massachusetts St Indl Fin Agy Rev
            Montserrat College Art Issue Ser A
            (Acquired 12/23/97, Cost $2,600,000)
            (b).......................................        7.000   12/01/27        2,692,430
   2,000    Massachusetts St Indl Fin Agy Rev Sr
            Living Fac Forge Hill Proj (AMT)..........        6.750   04/01/30        2,053,220
                                                                                 --------------
                                                                                    217,697,500
                                                                                 --------------
            MICHIGAN  2.2%
   1,000    Chelsea, MI Econ Dev Corp Rev Utd
            Methodist Retirement Rfdg.................        5.400   11/15/18        1,005,510
   3,715    Chelsea, MI Econ Dev Corp Rev Utd
            Methodist Retirement Rfdg.................        5.400   11/15/27        3,656,043
   2,875    Detroit, MI Loc Dev Fin Auth Tax Increment
            Sr Ser B (Acquired 09/08/97, Cost
            $2,875,000) (b)...........................        6.850   05/01/21        2,935,835
     790    Detroit, MI Loc Dev Fin Auth Tax Increment
            Sub Ser C (Acquired 09/08/97, Cost
            $790,000) (b).............................        6.700   05/01/21          805,705
  13,670    Flint, MI Hosp Bldg Auth Rev Hurley Med
            Ctr Rfdg..................................        6.000   07/01/20       14,106,210
   1,500    Gaylord, MI Hosp Fin Auth Ltd Otsego Mem
            Hosp Rfdg.................................        6.500   01/01/37        1,546,395

See Notes to Financial Statements                                             39

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MICHIGAN (CONTINUED)
$  1,590    Grand Blanc Academy, MI Ctf Partn.........        7.750%  02/01/30   $    1,629,034
   2,845    John Tollfree Hlth Sys Corp Rfdg..........        6.000   09/15/23        2,885,200
   3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
            Heritage Ser A............................        7.250   05/15/25        3,240,240
   2,750    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A.....................................        5.250   07/01/30        2,776,565
   1,500    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A.....................................        6.250   07/01/40        1,634,445
   4,250    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
            Clemens Gen Hosp Ser B....................        5.750   11/15/25        4,428,245
   9,725    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
            Clemens Gen Hosp Ser B....................        5.875   11/15/34       10,286,132
   2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
            First Mtg Burcham Hills Ser A Rfdg........        7.500   07/01/13        2,439,903
   3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
            First Mtg Burcham Hills Ser A Rfdg........        7.750   07/01/19        3,502,030
   2,095    Michigan St Hosp Fin Auth Rev Hosp Central
            MI Cmnty Hosp.............................        6.250   10/01/27        2,123,052
   1,000    Michigan St Hosp Fin Auth Rev Hosp Holland
            Cmnty Hosp Ser A..........................        5.250   01/01/30        1,021,590
   2,000    Michigan St Hosp Fin Auth Rev Hosp Holland
            Cmnty Hosp Ser A..........................        5.375   01/01/34        2,058,200
   5,000    Michigan St Hosp Fin Auth Rev Hosp Oakwood
            Oblig Group Ser A.........................        5.750   04/01/32        5,269,100
   1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
            Osteopathic Ser A Rfdg....................        6.000   02/01/14        1,530,138
   7,315    Michigan St Hosp Fin Auth Rev Hosp Pontiac
            Osteopathic Ser A Rfdg....................        6.000   02/01/24        7,316,682
     400    Michigan St Hosp Fin Auth Rev Presbyterian
            Vlg MI Oblig (Prerefunded @ 01/01/07).....        6.375   01/01/15          413,968
   1,750    Michigan St Hosp Fin Auth Rev Presbyterian
            Vlg Rfdg..................................        5.500   11/15/35        1,804,337
   3,000    Michigan St Strategic Fd Detroit Edison
            Pollutn Ctl Ser B Rfdg (AMT)..............        5.650   09/01/29        3,118,560
   1,678    Michigan St Strategic Fd Ltd Oblig Rev
            Great Lakes Pulp & Fiber Proj (AMT) (e)
            (f) (h)...................................        8.000   12/01/27          264,955
   3,810    Michigan St Strategic Fd Solid Genesee Pwr
            Stad Proj Rfdg (AMT)......................        7.500   01/01/21        3,801,275
   4,500    Pontiac, MI Hosp Fin Auth Hosp Rev NOMC
            Oblig Group...............................        6.000   08/01/23        4,246,650
   3,000    Star Intl Academy MI Ctf Partn............        8.000   03/01/33        3,217,350
   5,500    Wenonah Pk Pptys Inc Bay City Hotel Rev
            Bd........................................        7.500   04/01/33        5,228,575
                                                                                 --------------
                                                                                     98,291,924
                                                                                 --------------

 40                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MINNESOTA  2.6%
$  5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
            Ctr Proj..................................        7.750%  02/01/31   $    5,440,300
   1,750    Albertville, MN Multi-Family Rev Hsg
            Cottages Albertville Proj Ser A...........        6.750   09/01/29        1,788,272
   2,460    Cambridge, MN Hsg & Hlthcare Fac Rev
            Grandview West Proj Ser A.................        6.000   10/01/28        2,461,353
   2,000    Cambridge, MN Hsg & Hlthcare Fac Rev
            Grandview West Proj Ser B.................        6.000   10/01/33        2,000,060
   1,375    Carlton, MN Hlth & Hsg Fac Inter Faith
            Social Svc Inc Proj.......................        7.500   04/01/19        1,469,284
   2,250    Carlton, MN Hlth & Hsg Fac Inter Faith
            Social Svc Inc Proj.......................        7.750   04/01/29        2,412,270
   3,000    Coon Rapids, MN Sr Hsg Rev Epiphany Sr
            Citizens Proj Rfdg........................        6.000   11/01/28        3,000,090
     840    Detroit Lakes, MN Hsg & Hlth CDL Homes
            Proj Ser B................................        6.000   08/01/24          855,112
   1,435    Detroit Lakes, MN Hsg & Hlth CDL Homes
            Proj Ser B................................        6.125   08/01/34        1,476,658
   2,500    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
            Saint Luke's Hosp.........................        7.250   06/15/22        2,702,475
   5,630    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
            Saint Luke's Hosp.........................        7.250   06/15/32        6,026,633
   1,000    Edina, MN Hlthcare Fac Rev VOA Care Ctrs
            MN Proj Ser A.............................        6.625   12/01/30        1,041,410
   3,935    Fridley, MN Sr Hsg Banfill Crossing Homes
            Proj......................................        6.750   09/01/34        3,863,895
   2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth
            Svc Proj (Prerefunded @ 04/01/11).........        7.500   04/01/31        2,881,900
     625    Marshall, MN Med Ctr Gross Rev Weiner Mem
            Med Ctr Proj Ser A........................        6.000   11/01/28          670,300
     800    Minneapolis & Saint Paul, MN Hsg & Redev
            Auth Hlthcare Hlth Partners Oblig Grp
            Proj......................................        5.875   12/01/29          848,208
     350    Minneapolis, MN Multi-Family Rev Hsg
            Belmont Apt Proj (AMT)....................        7.250   11/01/16          350,161
   1,320    Minneapolis, MN Multi-Family Rev Hsg
            Belmont Apt Proj (AMT)....................        7.625   11/01/27        1,322,455
   2,050    Minneapolis, MN Rev Walker Methodist Sr
            Svcs Ser A................................        5.875   11/15/18        2,057,482
   4,950    Minneapolis, MN Rev Walker Methodist Sr
            Svcs Ser A................................        6.000   11/15/28        4,965,147
   2,000    Minnesota Agric & Econ Dev Brd Rev
            Evangelical Luthern Proj..................        6.625   08/01/25        2,169,740
     900    Minnesota Agric & Econ Dev Brd Rev
            Hlthcare Benedictine Proj Ser A...........        5.500   08/01/23          895,869
     875    Minnesota Agric & Econ Dev Brd Rev
            Hlthcare Benedictine Proj Ser A...........        5.750   02/01/30          872,121

See Notes to Financial Statements                                             41

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$  3,500    Moorhead, MN Sr Hsg Rev Sheyenne Crossing
            Proj......................................        5.650%  04/01/41   $    3,448,305
   2,500    Northwest MN Multi-Cnty Hsg & Redev Auth
            Gov Hsg Rev Pooled Hsg Prog Ser A Rfdg....        6.250   07/01/40        2,480,650
   2,000    Oakdale, MN Rev Sr Hsg Oak Meadows Proj
            Rfdg......................................        6.250   04/01/34        2,083,200
   1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj
            Ser A.....................................        6.750   12/01/33        1,444,109
   2,000    Saint Cloud, MN Hsg & Redev Auth Sterling
            Heights Apts Proj (AMT)...................        7.450   10/01/32        2,099,320
   2,825    Saint Louis Pk, MN Rev Roitenberg Family
            Asstd Liv Ser A (a).......................        6.750   08/15/21        2,827,316
   2,420    Saint Paul, MN Hsg & Redev Auth Higher
            Ground Academy Ser A Rfdg.................        6.875   12/01/33        2,462,858
   2,415    Saint Paul, MN Hsg & Redev Auth Hope Cmnty
            Academy Proj Ser A........................        6.750   12/01/33        2,506,528
   3,500    Saint Paul, MN Hsg & Redev Auth Lease Rev
            New Spirit Schs Proj Ser A................        7.500   12/01/31        3,555,930
   1,600    Saint Paul, MN Hsg & Redev Auth LSE Rev
            Achieve Language Academy Ser A Rfdg.......        7.000   12/01/32        1,668,560
   2,290    Saint Paul, MN Hsg & Redev Auth LSE Rev
            Rfdg......................................        6.750   01/01/35        1,869,212
   2,000    Saint Paul, MN Hsg & Redev Cmnty of Peace
            Academy Proj Ser A........................        7.875   12/01/30        2,066,500
   4,035    Saint Paul, MN Hsg & Redev Model Cities
            Hlth Ctr Ser A (a)........................        7.250   11/01/26        4,186,070
   7,000    Saint Paul, MN Port Auth Hotel Fac Rev
            Radisson Kellogg Proj Ser 2 Rfdg
            (Prerefunded @ 08/01/08)..................        7.375   08/01/29        7,701,820
   1,700    Saint Paul, MN Port Auth Lease Rev
            Hltheast Midway Campus 03 Ser A...........        5.750   05/01/25        1,733,150
   1,000    Saint Paul, MN Port Auth Lease Rev
            Hltheast Midway Campus 03 Ser B...........        6.000   05/01/30        1,017,890
   4,000    Vadnais Heights, MN Lease Rev Agric & Food
            Sciences Ser A............................        6.600   12/01/34        3,967,000
   4,760    Vadnais Heights, MN Multi-Family Rev Hsg
            Cottages Vadnais Hghts Rfdg (AMT).........        7.000   12/01/31        5,007,425
   1,650    Victoria, MN Private Sch Fac Holy Family
            Catholic High Sch Ser A...................        5.850   09/01/24        1,651,996
   4,500    Victoria, MN Private Sch Fac Holy Family
            Catholic High Sch Ser A...................        5.875   09/01/29        4,501,485
   4,775    Washington Cnty, MN Hsg & Redev Auth Hosp
            Fac Rev Hltheast Proj.....................        5.500   11/15/27        4,839,701
   1,450    Winona, MN Hlthcare Winona Hlth Ser A.....        6.000   07/01/34        1,529,605
                                                                                 --------------
                                                                                    116,219,825
                                                                                 --------------

 42                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MISSISSIPPI  0.3%
$  1,000    Mississippi Bus Fin Corp (AMT)............        7.250%  07/01/34   $    1,027,890
   5,585    Mississippi Bus Fin Corp MS Pollutn Ctl
            Rev Sys Energy Res Inc Proj...............        5.875   04/01/22        5,621,470
   5,650    Mississippi Dev Bank Spl Oblig Diamond
            Lakes Util Ser A Rfdg.....................        6.250   12/01/17        5,697,008
   1,000    Mississippi Hosp Equip & Fac Auth Rev Impt
            Hosp S W MS Med Rfdg......................        5.750   04/01/23        1,028,650
   2,000    Mississippi Hosp Equip & Fac Auth Rev Impt
            Hosp S W MS Med Rfdg......................        5.750   04/01/29        2,040,860
                                                                                 --------------
                                                                                     15,415,878
                                                                                 --------------
            MISSOURI  2.3%
   1,000    370 Missouri Bottom Rd Taussig Rd Trans
            Dev Dist..................................        7.000   05/01/22        1,104,310
   4,750    370 Missouri Bottom Rd Taussig Rd Trans
            Dev Dist..................................        7.200   05/01/33        5,213,932
   3,600    Ballwin, MO Tax Increment Rev Impt Ballwin
            Town Ctr Ser A Rfdg.......................        6.500   10/01/22        3,684,600
   3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev
            Sarah Cmnty Proj..........................        5.900   05/01/28        3,019,740
   1,500    Cape Girardeau Cnty, MO Indl Southeast MO
            Hosp Assoc................................        5.750   06/01/32        1,547,895
   1,500    Carthage, MO Hosp Rev.....................        5.875   04/01/30        1,505,970
   5,755    Carthage, MO Hosp Rev.....................        6.000   04/01/38        5,756,554
   3,000    Chesterfield, MO Indl Dev Auth Sr Living
            Fac Rev Willows at Brooking Pk Proj Ser
            A.........................................        6.625   12/01/31        3,084,540
   2,390    Ellisville, MO Indl Dev Auth Indl Dev Rev
            Gambrill Gardens Phase I Proj Ser A (a)...        6.750   04/01/33        2,486,317
   2,755    Ellisville, MO Indl Dev Auth Rev Gambrill
            Gardens Proj Impt & Rfdg..................        6.200   06/01/29        2,785,856
   3,640    Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/12).................................        6.125   10/01/21        4,087,138
     965    Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/11).................................        7.000   10/01/21        1,117,345
     200    Ferguson, MO Tax Increment Rev Crossings
            at Halls Ferry Proj (Escrowed to
            Maturity).................................        7.250   04/01/07          205,318
   1,440    Ferguson, MO Tax Increment Rev Crossings
            at Halls Ferry Proj.......................        5.000   04/01/17        1,401,739
   2,000    Ferguson, MO Tax Increment Rev Crossings
            at Halls Ferry Proj (Prerefunded @
            04/01/07).................................        7.625   04/01/17        2,097,980
     306    Ferguson, MO Tax Increment Rev Crossings
            at Halls Ferry Proj (Prerefunded @
            04/01/07).................................        7.625   04/01/18          320,991
   3,610    Good Shepard Nursing Home Dist MO Nursing
            Home Fac Rev Rfdg.........................        5.900   08/15/23        3,548,413
   1,500    Joplin, MO Indl Dev Auth Hlth Freeman Hlth
            Sys Proj..................................        5.750   02/15/35        1,581,315

See Notes to Financial Statements                                             43

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$  3,000    Kansas City, MO Indl Dev Auth First Mtg
            Bishop Spencer Ser A......................        6.250%  01/01/24   $    3,125,070
   4,000    Kansas City, MO Indl Dev Auth First Mtg
            Bishop Spencer Ser A......................        6.500   01/01/35        4,192,480
     525    Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Brentwood Manor Apt Proj Ser A
            (AMT).....................................        6.950   04/15/15          563,204
   1,484    Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Brentwood Manor Apt Proj Ser B
            (AMT).....................................        7.250   10/15/38        1,558,452
     325    Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
            (a).......................................        7.550   06/15/12          352,202
     990    Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
            (a).......................................        7.550   06/15/22        1,071,180
   3,430    Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
            (a).......................................        7.550   06/15/35        3,695,036
   2,000    Kansas City, MO Indl Dev Plaza Lib Proj...        5.900   03/01/24        1,988,040
     980    Kansas City, MO Multi-Family Hsg Rev
            Northwoods Apts Proj Ser A (AMT)..........        6.450   05/01/40        1,015,829
   1,000    Missouri St Dev Fin Brd Fac Branson
            Landing Proj Ser A........................        5.500   12/01/24        1,042,410
   1,500    Missouri St Dev Fin Brd Fac Branson
            Landing Proj Ser A........................        5.625   12/01/28        1,571,865
   5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr...        6.750   10/01/31        5,282,150
   3,565    Osage Beach, MO Tax Increment Prewitts
            Point Proj................................        6.750   05/01/23        3,626,282
   3,000    Perry Cnty, MO Nursing Home Rev Rfdg......        5.900   03/01/28        3,004,680
   5,500    Saint Joseph, MO Indl Dev Auth Hlthcare
            Rev Living Cmnty Saint Joseph Proj........        7.000   08/15/32        5,862,615
   1,000    Saint Joseph, MO Indsl Dev Auth Shoppers
            North Vlg Proj Ser A......................        5.375   11/01/24          990,730
   8,000    Saint Louis Cnty, MO Indl Dev Auth Hlth
            Fac Rev Ranken Jordan Proj Ser A..........        6.625   11/15/35        8,260,400
     945    Saint Louis, MO Tax Increment Rev Scullin
            Redev Area Ser A..........................       10.000   08/01/10        1,040,048
   3,205    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
            John Fitzgibbon Mem Hosp Inc (Acquired
            01/12/99, Cost $3,143,407) (b)............        6.500   12/01/28        3,304,643
   5,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev
            Cape Albeon Proj..........................        6.150   12/01/33        5,699,008
                                                                                 --------------
                                                                                    101,796,277
                                                                                 --------------

 44                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEVADA  1.1%
$  2,000    Boulder City, NV Hosp Rev Boulder City
            Hosp Inc Proj Rfdg........................        5.850%  01/01/22   $    2,001,800
   5,610    Clark Cnty, NV Assisted Living Homestead
            Boulder City Proj (a).....................        6.500   12/01/27        5,770,278
   2,000    Clark Cnty, NV Impt Dist Spl Impt Dist
            No-142 Loc Impt...........................        6.100   08/01/18        2,065,040
   2,745    Clark Cnty, NV Impt Dist Spl Impt Dist
            No-142 Loc Impt...........................        6.375   08/01/23        2,835,667
   7,490    Clark Cnty, NV Indl Dev Rev Drivers Ser
            722 (Inverse Floating Rate) (AMT)
            (Acquired 02/02/05, Cost $8,091,364) (FGIC
            Insd) (a) (b).............................        6.170   12/01/12        7,639,875
   2,500    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
            Ser B Rfdg (AMT)..........................        5.900   10/01/30        2,499,750
  11,190    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
            Ser C Rfdg................................        5.500   10/01/30       11,066,239
     925    Henderson, NV Loc Impt Dist No T 13 Ser
            A.........................................        6.800   03/01/22          943,500
   3,700    Henderson, NV Loc Impt Dist No T 13 Ser
            B.........................................        6.900   03/01/22        3,796,903
   1,400    Las Vegas, NV Loc Impt Bds Spl Impt Dist
            No 607....................................        6.250   06/01/24        1,453,732
     540    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
            Springs...................................        8.000   09/15/13          545,341
   1,730    North Las Vegas, NV Loc Impt Spl Impt Dist
            No 60 Aliante.............................        6.400   12/01/22        1,781,900
   4,790    Reno, NV Spl Assmt Dist No 4 Somersett
            Pkwy......................................        6.625   12/01/22        4,942,322
                                                                                 --------------
                                                                                     47,342,347
                                                                                 --------------
            NEW HAMPSHIRE  1.1%
   4,845    New Hampshire Higher Ed & Hlth Daniel
            Webster College Issue.....................        6.300   07/01/29        4,654,252
     435    New Hampshire Higher Ed & Hlth Fac Auth
            Rev Colby-Sawyer College Issue............        7.200   06/01/12          444,535
   2,565    New Hampshire Higher Ed & Hlth Fac Auth
            Rev Colby-Sawyer College Issue............        7.500   06/01/26        2,621,379
   2,000    New Hampshire Higher Ed & Hlth Fac Auth
            Rev First Mtg Odd Fellows Home Rfdg.......        9.000   06/01/14        2,184,260
   1,000    New Hampshire Higher Ed & Hlth Fac Auth
            Rev Havenwood-Heritage Heights............        7.350   01/01/18        1,021,560
   4,825    New Hampshire Higher Ed & Hlth Fac Auth
            Rev Havenwood-Heritage Heights............        7.450   01/01/25        4,928,979
   2,020    New Hampshire Higher Ed & Hlth Fac Auth
            Rev Hlthcare Visiting Nurse (Acquired
            09/23/93, Cost $1,993,864) (b)............        7.250   09/01/23        2,020,000
   4,000    New Hampshire Higher Ed & Hlth Fac Auth
            Rev New England College (a)...............        6.125   03/01/19        4,039,680

See Notes to Financial Statements                                             45

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW HAMPSHIRE (CONTINUED)
$  1,000    New Hampshire Higher Ed & Hlth Fac Auth
            Rev Riverwoods at Exeter Ser A............        6.500%  03/01/23   $    1,015,160
   1,500    New Hampshire Higher Ed & Hlth Hosp
            Littleton Hosp Assn Ser A.................        5.900   05/01/18        1,557,750
   1,250    New Hampshire Higher Ed & Hlth Hosp
            Littleton Hosp Assn Ser A.................        6.000   05/01/28        1,276,088
   1,570    New Hampshire Hlth & Ed Fac Auth Rev
            Huntington At Nashua Ser A................        6.875   05/01/23        1,671,375
   4,600    New Hampshire Hlth & Ed Fac Auth Rev
            Huntington At Nashua Ser A................        6.875   05/01/33        4,872,780
   6,315    New Hampshire Hlth & Ed Fac Daniel Webster
            College Issue (a).........................        7.500   07/01/31        6,571,705
   1,735    New Hampshire Hlth & Ed Fac Hlthcare Sys
            Covenant Hlth.............................        5.500   07/01/34        1,799,022
   1,055    New Hampshire Hlth & Ed Fac Speare Mem
            Hosp......................................        5.500   07/01/25        1,069,243
   1,150    New Hampshire Hlth & Ed Fac Speare Mem
            Hosp......................................        5.875   07/01/34        1,179,624
   2,620    New Hampshire St Business Fin Auth Elec
            Fac Rev Plymouth Cogeneration (AMT)
            (Acquired 06/29/93, Cost $2,563,954)
            (b).......................................        7.750   06/01/14        2,691,945
   3,000    New Hampshire St Business Fin Auth Rev
            Alice Peck Day Hlth Sys Ser A Rfdg........        7.000   10/01/29        3,159,120
     105    New Hampshire St Hsg Fin Auth Single
            Family Rev Mtg Acquisition Ser G (AMT)....        6.300   01/01/26          106,382
     185    New Hampshire St Hsg Fin Auth Single
            Family Rev Ser D (AMT)....................        5.900   07/01/28          189,618
                                                                                 --------------
                                                                                     49,074,457
                                                                                 --------------
            NEW JERSEY  4.6%
   4,990    Camden Cnty, NJ Impt Auth Lease Rev
            Dockside Refrig (Acquired 03/08/96,
            01/29/97, 02/03/97, 05/20/97, Cost
            $5,162,303) (b) (d).......................        8.400   04/01/24        4,819,841
   2,000    Camden Cnty, NJ Impt Auth Rev Hlthcare
            Redev Cooper Hlth Ser A...................        5.750   02/15/34        2,100,340
   6,000    New Jersey Econ Dev Auth Cedar Crest Vlg
            Inc Fac Ser A.............................        7.250   11/15/21        6,535,920
   3,450    New Jersey Econ Dev Auth Econ Dev Rev
            United Methodist Homes Ser A..............        6.125   07/01/23        3,642,338
   5,800    New Jersey Econ Dev Auth Econ Dev Rev
            United Methodist Homes Ser A..............        6.250   07/01/33        6,211,742
     145    New Jersey Econ Dev Auth First Mtg Cranes
            Mill Ser A (Prerefunded @ 02/01/07).......        7.000   02/01/10          149,005
   1,500    New Jersey Econ Dev Auth First Mtg Cranes
            Mill Ser A (Prerefunded @ 02/01/07).......        7.375   02/01/17        1,566,240
   3,500    New Jersey Econ Dev Auth First Mtg Cranes
            Mill Ser A (Prerefunded @ 02/01/07).......        7.500   02/01/27        3,657,395

 46                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW JERSEY (CONTINUED)
$  2,355    New Jersey Econ Dev Auth First Mtg
            Franciscan Oaks Proj......................        5.750%  10/01/23   $    2,411,073
     600    New Jersey Econ Dev Auth First Mtg
            Hamilton Continuing Care Ser A............        8.350   11/01/30          648,858
   1,500    New Jersey Econ Dev Auth First Mtg
            Presbyterian Ser A........................        6.250   11/01/20        1,564,980
   1,500    New Jersey Econ Dev Auth First Mtg
            Presbyterian Ser A........................        6.375   11/01/31        1,561,440
   1,250    New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj.....................        8.000   04/01/23        1,340,588
   3,500    New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj.....................        8.000   04/01/31        3,732,645
   6,000    New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj.....................        7.750   04/01/33        6,320,640
   1,000    New Jersey Econ Dev Auth Holt Hauling &
            Warehsg Rev Ser G Rfdg (e)................        8.400   12/15/15          875,000
   2,000    New Jersey Econ Dev Auth Retirement Cmnty
            Rev Seabrook Vlg Inc Ser A................        8.250   11/15/30        2,237,500
   1,000    New Jersey Econ Dev Auth Retirement Cmnty
            Rev Ser A.................................        8.000   11/15/15        1,127,050
   1,000    New Jersey Econ Dev Auth Retirement Cmnty
            Rev Ser A.................................        8.125   11/15/18        1,069,120
   1,440    New Jersey Econ Dev Auth Retirement Cmnty
            Rev Ser A.................................        8.125   11/15/23        1,618,042
   4,000    New Jersey Econ Dev Auth Rev Cig Tax......        5.750   06/15/29        4,249,520
     975    New Jersey Econ Dev Auth Rev First Mtg
            Millhouse Proj Ser A (e)..................        8.250   04/01/10          539,351
   2,060    New Jersey Econ Dev Auth Rev First Mtg
            Millhouse Proj Ser A (e)..................        8.500   04/01/16        1,118,745
   1,100    New Jersey Econ Dev Auth Rev First Mtg
            Winchester Gardens Ser A (Prerefunded @
            11/01/06).................................        8.500   11/01/16        1,144,154
   1,500    New Jersey Econ Dev Auth Rev First Mtg
            Winchester Gardens Ser A (Prerefunded @
            11/01/06).................................        8.625   11/01/25        1,560,960
   1,470    New Jersey Econ Dev Auth Rev Kullman Assoc
            LLC Proj Ser A (AMT)......................        6.125   06/01/18        1,318,428
     785    New Jersey Econ Dev Auth Rev Kullman Assoc
            LLC Proj Ser A (AMT)......................        6.750   07/01/19          725,944
   2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
            Esplanade Bear (AMT)......................        7.000   06/01/39        1,960,350
   1,155    New Jersey Econ Dev Auth Spl Fac Rev Contl
            Airl Inc Proj (AMT).......................        6.625   09/15/12        1,189,119
  47,630    New Jersey Econ Dev Auth Spl Fac Rev Contl
            Airl Inc Proj (AMT).......................        6.250   09/15/29       47,278,014

See Notes to Financial Statements                                             47

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW JERSEY (CONTINUED)
$    680    New Jersey Econ Dev Auth Spl Fac Rev Contl
            Airl Inc Proj (AMT).......................        7.000%  11/15/30   $      690,404
  25,125    New Jersey Econ Dev Auth Spl Fac Rev Contl
            Airl Inc Proj (AMT).......................        9.000   06/01/33       27,803,828
   4,895    New Jersey Econ Dev Auth Sr Mtg Arbor Ser
            A.........................................        6.000   05/15/28        5,010,375
   4,000    New Jersey Econ Dev Auth Utd Methodist
            Homes NJ Oblig............................        5.750   07/01/29        4,068,760
   4,385    New Jersey Hlthcare Fac Fin Auth Rev Cap
            Hlth Sys Oblig Grp Ser A..................        5.750   07/01/23        4,627,052
   1,500    New Jersey Hlthcare Fac Fin Auth Rev Cap
            Hlth Sys Oblig Grp Ser A..................        5.000   07/01/26        1,502,595
   3,000    New Jersey Hlthcare Fac Fin Auth Rev Cap
            Hlth Sys Oblig Grp Ser A..................        5.375   07/01/33        3,069,870
   1,595    New Jersey Hlthcare Fac Fin Auth Rev Care
            Inst Inc Cherry Hill Proj (a).............        7.750   07/01/10        1,657,061
   1,000    New Jersey Hlthcare Fac Fin Auth Rev Care
            Inst Inc Cherry Hill Proj.................        8.000   07/01/27        1,035,830
   1,000    New Jersey Hlthcare Fac Fin Auth Rev
            Palisades Med Ctr NY Hlthcare.............        6.625   07/01/31        1,092,780
   1,140    New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn.....................        6.000   07/01/13        1,159,973
   1,200    New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn.....................        6.500   07/01/23        1,238,316
   7,000    New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn.....................        6.625   07/01/36        7,218,050
   1,640    New Jersey Hlthcare Fac Fin Auth Rev
            Raritan Bay Med Ctr Issue Rfdg............        7.250   07/01/14        1,689,856
   2,135    New Jersey Hlthcare Fac Fin Auth Rev South
            Jersey Hosp...............................        6.000   07/01/32        2,250,845
     720    New Jersey Hlthcare Fac Trinitas Hosp
            Oblig Grp.................................        7.500   07/01/30          793,123
   1,030    New Jersey St Ed Fac Auth Rev Caldwell
            College Ser A.............................        7.250   07/01/25        1,034,893
   3,565    New Jersey St Ed Fac Auth Rev Felician
            College of Lodi Ser D (Acquired 11/07/97,
            Cost $3,666,452) (b)......................        7.375   11/01/22        3,722,894
   5,000    New Jersey St Ed Fac Auth Rols Ser 295-1
            (Inverse Floating Rate) (Acquired
            08/23/04, Cost $5,307,058) (a) (b)........        6.409   07/01/26        5,449,000
   5,000    New Jersey St Ed Fac Auth Rols Ser 295-2
            (Inverse Floating Rate) (Acquired
            08/23/04, Cost $5,275,721) (a) (b)........        6.409   07/01/27        5,442,100
   2,085    Tobacco Settlement Fin Corp NJ............        5.750   06/01/32        2,163,563
   5,000    Tobacco Settlement Fin Corp NJ............        6.000   06/01/37        5,247,200

 48                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW JERSEY (CONTINUED)
$  2,000    Tobacco Settlement Fin Corp NJ............        6.125%  06/01/42   $    2,111,700
   1,650    Tobacco Settlement Fin Corp NJ............        6.250   06/01/43        1,787,264
                                                                                 --------------
                                                                                    206,141,674
                                                                                 --------------
            NEW MEXICO  0.8%
   6,940    Albuquerque, NM Retirement Fac Rev La Vida
            Llena Proj Ser B Rfdg.....................        6.600   12/15/28        7,212,881
   1,470    Bernalillo Cnty, NM Multi-Family Rev Hsg
            Sr Solar Villas Apt Ser F.................        7.250   10/15/22        1,529,917
   1,495    Cabezon Pub Impt Dist NM..................        6.300   09/01/34        1,518,292
   3,000    Farmington, NM Pollutn Ctl Rev Public Svc
            Co NM Proj Ser A (AMT)....................        6.600   10/01/29        3,238,170
   3,825    New Mexico Hsg Auth Region III Sr
            Brentwood Gardens Apt Ser A (AMT).........        6.850   12/01/31        3,921,352
   2,315    New Mexico Regl Hsg Auth Hsg Wildewood Apt
            Proj Sr Ser A (a).........................        7.500   12/01/30        2,506,150
   2,725    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
            Woodleaf Apt Proj Ser A Rfdg (GNMA
            Collateralized)...........................        7.125   12/15/27        2,705,625
   3,365    San Juan Cnty, NM Multi-Family Hsg Apple
            Ridge Apts Sr Ser A (AMT) (a).............        7.250   12/01/31        3,620,740
   3,250    Santa Fe Cnty, NM Proj Rev El Castillo
            Retirement Ser A..........................        5.625   05/15/25        3,252,860
   3,000    Santa Fe, NM Edl Fac Rev Impt College of
            Santa Fe Proj.............................        5.750   10/01/28        3,129,780
     750    Ventana West Pub Impt Dist NM.............        6.875   08/01/33          790,073
                                                                                 --------------
                                                                                     33,425,840
                                                                                 --------------
            NEW YORK  8.2%
   1,845    Amherst, NY Indl Dev Agy Civic Fac Rev
            Sharrey Zedek Proj Ser A Rfdg.............        7.000   06/15/36        1,849,245
   1,950    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
            Allen Proj Ser A..........................        6.875   06/01/39        1,934,907
     845    Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A.............................        7.750   11/15/10          911,256
   3,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A.............................        8.125   11/15/20        3,264,900
   1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A.............................        8.250   11/15/30        1,087,740
   1,340    Brookhaven, NY Indl Dev Agy Sr Residential
            Hsg Rev Woodcrest Estates Fac Ser A
            (AMT).....................................        6.250   12/01/23        1,366,505
   4,760    Brookhaven, NY Indl Dev Agy Sr Residential
            Hsg Rev Woodcrest Estates Fac Ser A
            (AMT).....................................        6.375   12/01/37        4,844,490
     505    Castle Rest Residential Hlthcare Fac NY
            Rev Hlthcare Fac Ser B....................        8.000   08/01/10          515,893
   3,415    Dutchess Cnty, NY Indl Dev Agy Saint
            Francis Hosp Ser A Rfdg...................        7.500   03/01/29        3,717,398

See Notes to Financial Statements                                             49

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  1,000    Erie Cnty, NY Indl Dev Agy Rev Orchard Pk
            CCRC Inc Proj Ser A.......................        6.000%  11/15/36   $    1,035,300
   7,500    Metropolitan Transn Auth NY Rites Port
            Auth 1273 (Inverse Floating Rate)
            (Acquired 08/30/04, Cost $8,281,329) (FSA
            Insd) (a) (b).............................        6.207   11/15/24        8,443,200
   2,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
            Cloverwood Sr Living Ser A................        6.750   05/01/23        1,623,820
   5,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
            Cloverwood Sr Living Ser A................        6.875   05/01/33        4,048,350
     815    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
            Proj......................................        8.000   11/15/15          912,914
   1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
            Proj......................................        8.550   11/15/32        1,769,516
   1,000    Mount Vernon, NY Indl Dev Agy Civic Fac
            Rev.......................................        6.200   06/01/29        1,021,190
  30,000    Nassau Cnty, NY Tob Settlement Corp Cap
            Apprec Second Sub Ser C...................         *      06/01/46        2,533,800
 160,000    Nassau Cnty, NY Tob Settlement Corp Cap
            Apprec Third Ser D........................         *      06/01/60        4,787,200
   2,000    New York City Indl Dev Agy Amern Airl Inc
            Proj (AMT)................................        6.900   08/01/24        1,945,360
  25,000    New York City Indl Dev Agy Amern Airl JFK
            Intl Arpt (AMT)...........................        7.125   08/01/11       26,095,750
   2,110    New York City Indl Dev Agy British Airways
            Plc Proj (AMT)............................        5.250   12/01/32        1,983,738
  12,475    New York City Indl Dev Agy British Airways
            Plc Proj (AMT)............................        7.625   12/01/32       13,804,336
   3,265    New York City Indl Dev Agy Civic Fac Rev
            Cmnty Res Developmentally Disabled........        7.500   08/01/26        3,334,838
   3,480    New York City Indl Dev Agy Civic Fac Rev
            Our Lady of Mercy Med Ctr Pkg Corp Proj...        8.500   12/30/22        3,184,513
   3,000    New York City Indl Dev Agy Civic Fac Rev
            Psch Inc Proj.............................        6.375   07/01/33        3,183,330
   2,650    New York City Indl Dev Agy Civic Fac Rev
            Spl Place Inc Proj Ser A..................        7.000   01/01/33        2,792,941
   5,345    New York City Indl Dev Agy Civic Fac Rev
            Touro College Proj Ser A (Acquired
            06/29/99, 06/06/01, 07/22/02, Cost
            $4,980,640) (b)...........................        6.350   06/01/29        5,567,619
   4,000    New York City Indl Dev Agy JFK Intl Arpt
            Proj Ser A (AMT)..........................        8.000   08/01/12        4,380,960
   3,000    New York City Indl Dev Agy JFK Intl Arpt
            Proj Ser B (AMT)..........................        8.500   08/01/28        3,377,550
     315    New York City Indl Dev Agy Lycee Francais
            De NY Proj Ser A (ACA Insd)...............        5.375   06/01/23          324,674

 50                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  5,000    New York City Indl Dev Agy Lycee Francais
            De NY Ser C...............................        6.800%  06/01/28   $    5,390,650
  16,900    New York City Indl Dev Agy Rev Liberty-7
            World Trade Ctr Ser A.....................        6.250   03/01/15       17,750,070
  12,000    New York City Indl Dev Agy Rev Liberty-7
            World Trade Ctr Ser A.....................        6.500   03/01/35       12,708,240
   7,500    New York City Indl Dev Agy Rev Visy Paper
            Inc Proj (AMT)............................        7.950   01/01/28        7,616,775
   5,500    New York City Indl Dev Agy Spl Fac Rev
            Amern Airl JFK Intl Arpt (AMT)............        7.625   08/01/25        6,126,670
  28,500    New York City Indl Dev Agy Spl Fac Rev
            Amern Airl JFK Intl Arpt (AMT)............        7.750   08/01/31       32,013,480
   1,250    New York City Indl Dev Agy Spl Fac Rev
            Contl Airl Inc (AMT)......................        8.000   11/01/12        1,325,513
   1,250    New York City Indl Dev Agy Spl Fac Rev
            Contl Airl Inc (AMT)......................        8.375   11/01/16        1,346,188
   5,020    New York City Muni Wtr Auth Rev Drivers
            Ser 297 (Inverse Floating Rate) (Acquired
            09/27/02, Cost $5,236,509) (FSA Insd) (a)
            (b).......................................        6.830   06/15/26        5,483,547
   5,000    New York City Muni Wtr Fin Drivers Ser 499
            (Inverse Floating Rate) (Acquired
            08/18/04, Cost $5,095,296) (a) (b)........        6.200   06/15/11        5,222,950
  22,500    New York City Trans Drivers Ser 508
            (Inverse Floating Rate) (Acquired
            08/31/04, 09/15/04, 10/20/04, Cost
            $23,080,276) (b)..........................        6.200   02/01/12       23,705,550
   2,000    New York St Dorm Auth Rev North Shore L I
            Jewish Grp................................        5.375   05/01/23        2,099,920
   2,500    New York St Dorm Auth Rev Winthrop South
            Nassau Univ...............................        5.500   07/01/23        2,600,875
   5,195    New York St Dorm Auth Rev Winthrop South
            Nassau Univ...............................        5.750   07/01/28        5,467,478
   4,000    New York St Dorm Auth Rev Winthrop Univ
            Hosp Assn Ser A...........................        5.500   07/01/23        4,156,560
   2,010    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev
            Ser A.....................................        7.600   09/01/15        2,012,010
   1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac
            Saint Elizabeth Med Ser A.................        5.875   12/01/29        1,265,550
   1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac
            Saint Elizabeth Med Ser B.................        6.000   12/01/19        1,557,240
     200    Onondaga Cnty, NY Indl Dev Agy Civic Fac
            Rev Iroquois Nursing Home Ser B (FHA Gtd)
            (a).......................................        7.000   02/01/09          199,992
   4,000    Orange Cnty, NY Indl Dev Agy Arden Hill
            Life Care Ctr Proj Ser A..................        7.000   08/01/31        4,225,000
     300    Oswego Cnty, NY Indl Dev Agy Civic Fac Rev
            (a).......................................        7.000   02/01/12          310,965

See Notes to Financial Statements                                             51

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  2,300    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
            Living Proj (AMT).........................        6.375%  10/01/28   $    2,238,406
   6,225    Port Auth NY & NJ Rites Port Auth 1269 Ser
            A (AMT) (Inverse Floating Rate) (Acquired
            08/03/04, Cost $6,967,408) (MBIA Insd) (a)
            (b).......................................        6.184   05/01/12        7,061,080
   3,580    Port Auth NY & NJ Rites Port Auth 1269 Ser
            B (AMT) (Inverse Floating Rate) (Acquired
            08/03/04, Cost $3,963,950) (MBIA Insd) (a)
            (b).......................................        6.184   05/01/12        4,041,032
   5,870    Port Auth NY & NJ Rites PA 1377 Ser R
            (AMT) (Inverse Floating Rate) (Acquired
            05/08/06, Cost $6,390,904) (a) (b)........        6.939   10/01/25        6,483,180
   5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac
            Rev Dominican College Proj (Prerefunded @
            05/01/08) (Acquired 06/30/98, 01/28/00,
            11/13/00, 11/17/00, Cost $4,656,737)
            (b).......................................        6.250   05/01/28        5,377,064
   2,255    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
            Highpointe at Malta Proj Ser A............        6.875   06/01/39        2,259,375
   4,000    Suffolk Cnty, NY Indl Dev Agy Medford
            Hamlet Asstd Living Proj (AMT)............        6.375   01/01/39        4,003,920
   1,000    Suffolk Cnty, NY Gurwin Jewish Phase II...        6.700   05/01/39        1,080,480
   5,250    Suffolk Cnty, NY Indl Dev Agy Continuing
            Care Retirement Cmnty Rev First Mtg
            Jeffersons Ferry..........................        7.250   11/01/28        5,875,065
   1,000    Suffolk Cnty, NY Indl Dev Agy Continuing
            Care Retirement Peconic Landing Ser A.....        8.000   10/01/20        1,115,850
   2,000    Suffolk Cnty, NY Indl Dev Agy Continuing
            Care Retirement Peconic Landing Ser A.....        8.000   10/01/30        2,216,940
   6,570    Suffolk Cnty, NY Indl Dev Agy Eastern Long
            Is Hosp Assoc Ser A.......................        7.750   01/01/22        6,989,166
   2,960    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
            Spellman High Voltage Fac Ser A (AMT).....        6.375   12/01/17        2,913,232
   4,540    Sullivan Cnty, NY Indl Dev Agy Civic Fac
            Rev Hebrew Academy Spl Children (a).......        7.500   06/01/32        4,884,722
     110    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
            Rest Ser B................................        7.500   08/01/10          110,960
   1,350    Syracuse, NY Indl Dev Agy Rev First Mtg
            Jewish Home Ser A.........................        7.375   03/01/21        1,454,720
   2,325    Syracuse, NY Indl Dev Agy Rev First Mtg
            Jewish Home Ser A.........................        7.375   03/01/31        2,496,329
   5,000    Triborough Brdg & Tunl Auth NY Drivers Ser
            525 (Inverse Floating Rate) (Acquired
            09/29/04, Cost $5,435,100) (a) (b)........        6.200   11/15/32        5,229,400

 52                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$ 14,845    Tsasc Inc, NY Rev Rols RR II R 513CE Ser 1
            (Inverse Floating Rate) (Acquired 02/06/06
            & 02/17/06, Cost $13,847,930) (b).........        6.319%  06/01/34   $   14,038,323
   5,625    Tsasc Inc, NY Rev Rols RR II R 513CE Ser 2
            (Inverse Floating Rate) (Acquired
            03/01/06, Cost $5,555,334) (b)............        6.237   06/01/26        5,436,563
     495    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
            Benedictine Hosp Proj Ser A...............        6.250   06/01/08          495,921
   1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
            Benedictine Hosp Proj Ser A...............        6.400   06/01/14        1,001,440
   3,895    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
            Benedictine Hosp Proj Ser A...............        6.450   06/01/24        3,866,372
   3,750    Utica, NY Indl Dev Agy Civic Fac Rev Utica
            College Civic Fac.........................        6.850   12/01/31        3,911,550
   5,000    Westchester Cnty, NY Indl Dev Agy Mtg
            Kendal on Hudson Proj Ser A...............        6.375   01/01/24        5,313,700
   5,000    Westchester Cnty, NY Indl Dev Agy Mtg
            Kendal on Hudson Proj Ser A...............        6.500   01/01/34        5,320,950
   2,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
            Sr Hsg Inc Ser A..........................        7.375   07/01/30        2,149,980
                                                                                 --------------
                                                                                    365,594,176
                                                                                 --------------
            NORTH CAROLINA  0.7%
   1,000    Halifax Cnty, NC Indl Fac & Pollutn Ctl
            Fin Auth Intl Paper Co Proj Ser A (AMT)...        5.900   09/01/25        1,052,150
   1,000    North Carolina Med Care Commn First Mtg
            Arbor Acres Cmnty Proj....................        6.250   03/01/27        1,046,580
   7,050    North Carolina Med Care Commn First Mtg
            Baptist Retirement Ser A..................        6.400   10/01/31        7,319,169
   3,000    North Carolina Med Care Commn First Mtg
            Forest at Duke Proj.......................        6.375   09/01/32        3,142,590
   2,500    North Carolina Med Care Commn First Mtg
            Presbyterian Homes Proj...................        7.000   10/01/31        2,653,425
   2,500    North Carolina Med Care Commn First Mtg
            Salemtowne Proj...........................        6.625   04/01/31        2,648,400
   1,200    North Carolina Med Care Commn First Mtg
            United Methodist Homes (Prerefunded @
            10/01/09).................................        7.000   10/01/17        1,319,160
   1,250    North Carolina Med Care Commn First Mtg
            United Methodist Homes (Prerefunded @
            10/01/09).................................        7.250   10/01/32        1,383,775
   9,500    North Carolina Med Care Commn Retirement
            Fac Rev First Mtg Givens Estates Proj Ser
            A.........................................        6.500   07/01/32       10,172,980
                                                                                 --------------
                                                                                     30,738,229
                                                                                 --------------

See Notes to Financial Statements                                             53

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NORTH DAKOTA  0.3%
$  2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk
            Reg Lutheran Rfdg.........................        6.100%  10/01/23   $    2,094,316
     495    Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Ser A Rfdg (AMT).................        7.250   09/01/21          504,950
     765    Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Ser A Rfdg (AMT).................        7.400   09/01/26          780,315
   2,120    Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Ser A Rfdg (AMT).................        7.600   09/01/31        2,176,138
   1,000    Grand Forks, ND Nursing Fac Vly Homes &
            Svcs Proj Ser A...........................        6.250   11/01/29        1,020,820
   4,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
            Vly Square Proj...........................        6.250   12/01/34        4,009,600
   1,850    Grand Forks, ND Sr Hsg Rev Spl Term 4000
            Vly Square Proj...........................        6.375   12/01/34        1,858,362
                                                                                 --------------
                                                                                     12,444,501
                                                                                 --------------
            OHIO  1.7%
  10,255    Adams Cnty Hosp Fac Impt Rev Adams Cnty
            Hosp Proj.................................        6.500   09/01/36       10,337,963
   1,500    Akron Bath Copley, OH St Twp Hosp Dist Rev
            Summa Hosp Ser A..........................        5.375   11/15/24        1,516,875
   4,000    Athens Cnty, OH Hosp Fac Rev Impt
            O'Bleness Mem Ser A Rfdg..................        6.900   11/15/23        4,305,680
   7,650    Athens Cnty, OH Hosp Fac Rev Impt
            O'Bleness Mem Ser A Rfdg..................        7.125   11/15/33        8,291,835
   5,000    Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
            Increment Proj............................        7.350   12/01/31        5,362,850
   2,500    Cuyahoga Cnty, OH Hlthcare Fac Franciscan
            Cnty OH Inc Proj Ser C....................        6.250   05/15/32        2,544,975
   3,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
            Proj......................................        7.500   01/01/30        3,305,850
   7,000    Cuyahoga Cnty, OH Rev Ser A Rfdg..........        6.000   01/01/32        7,692,860
   4,000    Dayton, OH Spl Fac Rev Air Freight Cargo
            Day LLC Proj (AMT)........................        6.300   04/01/22        3,846,720
   2,000    Dayton, OH Spl Fac Rev Air Freight Ser D
            (AMT).....................................        6.200   10/01/09        2,136,480
   2,035    Hamilton Cnty, OH Multi-Family Rev Hsg
            Garden Hill Washington Pk Apt (AMT).......        7.750   10/01/21        1,803,885
   2,500    Lorain Cnty, OH Hosp Rev Catholic
            Hlthcare..................................        5.375   10/01/30        2,599,675
   2,100    Lorain Cnty, OH Hosp Rev Mtg Elyria United
            Methodist Ser C Rfdg (Prerefunded @
            06/01/06).................................        6.875   06/01/22        2,142,000
   1,000    Lucas Cnty, OH Hlthcare Impt Sunset
            Retirement Ser A Rfdg.....................        6.550   08/15/24        1,063,160
     500    Lucas Cnty, OH Hlthcare Impt Sunset
            Retirement Ser A Rfdg.....................        6.625   08/15/30          531,165

 54                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            OHIO (CONTINUED)
$  1,000    Madison Cnty, OH Hosp Impt Rev Madison
            Cnty Hosp Proj Rfdg (Prerefunded @
            08/01/08).................................        6.250%  08/01/18   $    1,039,720
   3,265    Madison Cnty, OH Hosp Impt Rev Madison
            Cnty Hosp Proj Rfdg (Prerefunded @
            08/01/08).................................        6.400   08/01/28        3,420,055
   4,340    Norwood, OH Tax Increment Rev Fin
            Cornerstone at Norwood....................        6.200   12/01/31        4,307,580
   2,000    Ohio St Air Quality Dev Auth Pollutn Ctl
            Cleveland Ser A Rfdg......................        6.000   12/01/13        2,067,180
   1,000    Pinnacle Cmnty Infrastructure Fac Ser A...        6.000   12/01/22        1,030,280
   2,000    Pinnacle Cmnty Infrastructure Fac Ser A...        6.250   12/01/36        2,040,740
     500    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
            Infrastructure Proj.......................        6.300   02/15/24          538,100
   2,030    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
            Infrastructure Proj.......................        6.400   02/15/34        2,183,976
                                                                                 --------------
                                                                                     74,109,604
                                                                                 --------------
            OKLAHOMA  1.6%
   1,170    Citizen Potawatomi Nation, OK Ser A.......        6.500   09/01/16        1,228,219
   1,150    Langston, OK Econ Dev Langston Cmnty Dev
            Corp Proj Ser A (Prerefunded @
            08/01/10).................................        7.625   08/01/20        1,331,413
   1,000    Langston, OK Econ Dev Langston Cmnty Dev
            Corp Proj Ser A (Prerefunded @
            08/01/10).................................        7.750   08/01/30        1,162,510
   2,000    Oklahoma Cnty, OK Fin Auth Epworth Villa
            Proj Rfdg.................................        6.000   04/01/22        2,030,220
     750    Oklahoma Cnty, OK Fin Auth Epworth Villa
            Proj Ser A Rfdg...........................        5.700   04/01/25          756,675
   1,200    Oklahoma Cnty, OK Fin Auth Epworth Villa
            Proj Ser A Rfdg...........................        7.000   04/01/25        1,236,288
   1,250    Oklahoma Cnty, OK Fin Auth Epworth Villa
            Proj Ser A Rfdg...........................        5.875   04/01/30        1,269,938
   1,990    Oklahoma Cnty, OK Fin Auth Epworth Villa
            Proj Ser A Rfdg (Prerefunded @
            04/01/10).................................        7.600   04/01/30        2,256,103
   5,000    Oklahoma Dev Fin Auth Rev Comache Cnty
            Hosp Proj Ser B...........................        6.375   07/01/21        5,478,950
     500    Oklahoma Dev Fin Auth Rev Comache Cnty
            Hosp Proj Ser B...........................        6.600   07/01/31          547,710
   2,500    Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Ser A Rfdg (Prerefunded @
            08/15/09).................................        5.750   08/15/12        2,670,950
   2,000    Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Ser A Rfdg (Prerefunded @
            08/15/09).................................        5.750   08/15/13        2,136,760
   1,000    Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Ser A Rfdg (Prerefunded @
            08/15/09).................................        5.750   08/15/15        1,068,380
   3,740    Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Ser A Rfdg (Prerefunded @
            08/15/09).................................        5.625   08/15/19        3,981,754
   6,220    Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Ser A Rfdg (Prerefunded @
            08/15/09).................................        5.625   08/15/29        6,622,061
   1,000    Stillwater, OK Med Ctr Auth...............        5.625   05/15/23        1,074,910

See Notes to Financial Statements                                             55

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            OKLAHOMA (CONTINUED)
$  2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
            Shadybrook Apt Ser A......................        6.375%  07/01/28   $    1,626,880
   2,250    Tulsa, OK Muni Arpt Tr Rev Amern Airl
            Proj......................................        7.350   12/01/11        2,251,755
  10,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg
            (AMT).....................................        6.000   06/01/35       10,081,200
   5,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg
            (AMT).....................................        5.650   12/01/35        5,015,900
  17,450    Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg
            (AMT).....................................        7.750   06/01/35       18,892,941
                                                                                 --------------
                                                                                     72,721,517
                                                                                 --------------
            OREGON  0.9%
   2,000    Clackamas Cnty, OR Hosp Fac Willamette
            View Inc Proj Ser A (Prerefunded @
            11/01/09).................................        7.500   11/01/29        2,251,180
   1,180    Clatsop Care Ctr Hlth Dist OR Rev Sr
            Hsg.......................................        6.000   08/01/14        1,169,392
   4,000    Clatsop Care Ctr Hlth Dist OR Rev Sr
            Hsg.......................................        6.875   08/01/28        4,065,160
   1,730    Douglas Cnty, OR Hosp Fac Auth Rev Elderly
            Hsg Forest Glen Ser A (a).................        7.500   09/01/27        1,769,306
   9,500    Multnomah Cnty, OR Hosp Fac Auth Rev
            Terwilliger Plaza Proj Rfdg (Acquired
            05/16/03, 11/17/03, Cost $9,513,538)
            (b).......................................        6.500   12/01/29        9,737,595
   3,000    Oregon St Fac Auth Rev College Hsg
            Northwest Proj Ser A......................        5.450   10/01/32        3,056,910
   3,683    Oregon St Hlth Hsg Ed & Cultural Fac Auth
            (AMT).....................................        7.250   06/01/28        3,818,973
   2,915    Oregon St Hlth Hsg Ed Auth OR Baptist
            Retirement Homes Ser A....................        8.000   11/15/26        2,990,907
   9,925    Yamhill Cnty, OR Hosp Auth Rev Friendsview
            Retirement Cmnty..........................        7.000   12/01/34       10,819,342
                                                                                 --------------
                                                                                     39,678,765
                                                                                 --------------
            PENNSYLVANIA  5.2%
   1,000    Allegheny Cnty, PA Hosp Dev Auth Hlthcare
            Fac Villa Saint Joseph....................        5.875   08/15/18        1,002,660
   4,500    Allegheny Cnty, PA Hosp Dev Auth Hlthcare
            Fac Villa Saint Joseph....................        6.000   08/15/28        4,507,785
   1,000    Allegheny Cnty, PA Hosp Dev Auth Rev Hosp
            South Hills Hlth Sys Ser B................        6.625   05/01/20        1,045,360
   1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
            B.........................................        9.250   11/15/15        1,194,540
   6,240    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
            B.........................................        9.250   11/15/22        7,431,154
  11,925    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
            B.........................................        9.250   11/15/30       14,175,963
   1,695    Allegheny Cnty, PA Indl Dev Auth Lease Rev
            (AMT).....................................        6.625   09/01/24        1,698,627
   6,645    Allegheny Cnty, PA Indl Dev Auth Lease Rev
            Air Freight Cargo Fac Pit LLC (AMT) (a)...        7.750   09/01/31        7,140,053
   4,275    Blair Cnty, PA Indl Dev Auth Vlg of PA St
            Proj Ser A................................        7.000   01/01/34        4,450,104

 56                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$  1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
            Hlthcare Fac Chandler.....................        6.100%  05/01/14   $    1,001,110
     900    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
            Hlthcare Fac Chandler.....................        6.200   05/01/19          901,917
   2,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
            Hlthcare Fac Chandler.....................        6.300   05/01/29        1,995,060
   1,000    Chartiers Vly, PA Indl & Com Dev Auth
            First Mtg Rev Asbury Hlth Ctr Rfdg........        6.375   12/01/19        1,035,050
   2,500    Chartiers Vly, PA Indl & Com Dev Auth
            First Mtg Rev Asbury Hlth Ctr Rfdg........        6.375   12/01/24        2,590,675
   2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr
            Proj Rfdg.................................        7.400   12/01/15        2,019,400
  10,295    Chester Cnty, PA Hlth & Ed Fac Chester
            Cnty Hosp Ser A...........................        6.750   07/01/31       11,167,192
   2,250    Chester Cnty, PA Hlth & Ed Jenners Pond
            Inc Proj..................................        7.250   07/01/24        2,531,768
   2,200    Chester Cnty, PA Hlth & Ed Jenners Pond
            Inc Proj..................................        7.625   07/01/34        2,488,640
   2,500    Crawford Cnty, PA Hosp Auth Sr Living Fac
            Rev.......................................        6.250   08/15/29        2,565,100
   1,000    Cumberland Cnty, PA Indl Dev Auth Rev
            First Mtg Woods Cedar Run Ser A Rfdg (e)
            (h).......................................        6.500   11/01/18          442,700
   3,250    Cumberland Cnty, PA Indl Dev Auth Rev
            First Mtg Woods Cedar Run Ser A Rfdg (e)
            (h).......................................        6.500   11/01/28        1,437,248
   4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
            Forum Place Ser A.........................        6.000   01/15/25        2,387,360
   5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
            Riverfront Office.........................        6.000   01/01/25        5,096,575
   1,500    Delaware Cnty, PA Auth Rev First Mtg
            Riddle Vlg Proj Rfdg (Prerefunded @
            06/01/06).................................        7.000   06/01/21        1,500,000
   4,500    Delaware Cnty, PA Auth Rev First Mtg
            Riddle Vlg Proj Rfdg (Prerefunded @
            06/01/06).................................        7.000   06/01/26        4,500,000
   2,100    Delaware Cnty, PA Auth Rev White Horse Vlg
            Proj Ser A Rfdg...........................        7.500   07/01/18        2,148,090
   1,000    Delaware Cnty, PA Auth Rev White Horse Vlg
            Proj Ser A Rfdg (Prerefunded @
            07/01/10).................................        7.625   07/01/30        1,146,830
   1,000    Fulton Cnty, PA Indl Dev Auth Hosp Rev
            Fulton Cnty Med Ctr Proj..................        5.875   07/01/31        1,004,390
   1,900    Fulton Cnty, PA Indl Dev Auth Hosp Rev
            Fulton Cnty Med Ctr Proj..................        5.900   07/01/40        1,909,063
   4,295    Grove City, PA Area Hosp Auth Hlth Fac Rev
            Grove Manor Proj (Prerefunded @
            08/15/08).................................        6.625   08/15/29        4,536,594
   4,530    Hazleton, PA Hlth Svc Auth Hazleton Saint
            Joseph's Med Ctr..........................        6.200   07/01/26        4,503,998
   2,200    Indiana Cnty, PA Indl Dev Auth PSEG Pwr
            LLC Proj Rfdg (AMT).......................        5.850   06/01/27        2,301,552

See Notes to Financial Statements                                             57

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$  1,650    Lancaster, PA Indl Dev Auth Rev Garden
            Spot Vlg Proj Ser A (Prerefunded @
            05/01/10).................................        7.625%  05/01/31   $    1,890,669
   2,500    Lehigh Cnty, PA Gen Purp Auth Good
            Shepherd Grp Ser A........................        5.625   11/01/34        2,603,900
   3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Church Home Inc......        7.750   11/01/33        3,311,250
   3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Church Home Inc Proj
            Ser A.....................................        6.000   12/15/23        3,027,420
   1,000    Lehigh Cnty, PA Gen Purp Auth Rev Hosp
            Saint Luke's Bethlehem....................        5.375   08/15/33        1,029,080
   3,000    Lehigh Cnty, PA Gen Purp Auth Rev
            Kidspeace Oblig Grp Rfdg..................        6.000   11/01/18        2,928,120
   6,085    Lehigh Cnty, PA Gen Purp Auth Rev
            Kidspeace Oblig Grp Rfdg..................        6.000   11/01/23        5,843,547
   1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
            Lifepath Inc Proj.........................        6.100   06/01/18        1,712,332
   4,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
            Lifepath Inc Proj.........................        6.300   06/01/28        3,738,920
   2,045    Luzerne Cnty, PA Indl Dev Auth First Mtg
            Gross Rev Rfdg (a)........................        7.875   12/01/13        2,046,616
   2,500    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono
            Med Ctr...................................        6.000   01/01/43        2,633,800
   4,180    Montgomery Cnty, PA Higher Ed & Hlth Auth
            Rev Impt AHF/Montgomery Rfdg..............        6.875   04/01/36        4,231,456
   2,000    Montgomery Cnty, PA Indl Dev Auth Rev
            First Mtg The Meadowood Corp Proj Ser A
            Rfdg......................................        6.000   12/01/10        2,001,620
   1,000    Montgomery Cnty, PA Indl Dev Auth Rev
            First Mtg The Meadowood Corp Proj Ser A
            Rfdg......................................        6.250   12/01/17        1,033,920
   3,200    Montgomery Cnty, PA Indl Dev Auth Rev
            Hlthcare Adv Geriatric Ser A..............        8.375   07/01/23        3,201,120
   1,500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
            Whitemarsh Cont Care Proj.................        6.125   02/01/28        1,586,040
   1,500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
            Whitemarsh Cont Care Proj.................        6.250   02/01/35        1,589,310
   2,660    Montgomery Cnty, PA Indl Dev Auth Rev
            Wordsworth Academy (a)....................        7.750   09/01/14        2,662,155
   1,600    Mount Lebanon, PA Hosp Auth Saint Clair
            Mem Hosp Ser A............................        5.625   07/01/32        1,659,888
   2,315    Northeastern PA Hosp & Ed Auth Hlthcare
            Rev.......................................        7.125   10/01/29        2,379,658
   2,650    Pennsylvania Econ Dev Fin Auth Exempt Fac
            Rev Amtrak Proj Ser A (AMT)...............        6.500   11/01/16        2,848,618
   2,900    Pennsylvania Econ Dev Fin Auth Exempt Fac
            Rev Amtrak Proj Ser A (AMT)...............        6.125   11/01/21        3,089,341

 58                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$  2,755    Pennsylvania Econ Dev Fin Auth Exempt Fac
            Rev Amtrak Proj Ser A (AMT)...............        6.250%  11/01/31   $    2,949,172
   3,000    Pennsylvania Econ Dev Fin Auth Exempt Fac
            Rev Amtrak Proj Ser A (AMT)...............        6.375   11/01/41        3,220,200
   2,230    Pennsylvania Econ Dev Fin Northwestern
            Human Svc Ser A...........................        5.250   06/01/28        2,102,422
   7,000    Pennsylvania Econ Dev Fin Reliant Energy
            Ser B (AMT)...............................        6.750   12/01/36        7,453,670
   5,000    Pennsylvania St Higher Ed Fac Auth Rev La
            Salle Univ................................        5.500   05/01/34        5,143,850
     985    Pennsylvania St Higher Ed Student Assn Inc
            Proj Ser A................................        6.750   09/01/32        1,045,282
   1,565    Pennsylvania St Higher Ed UPMC Hlth Sys
            Ser A.....................................        6.000   01/15/31        1,695,411
   2,600    Philadelphia, PA Auth for Indl Dev Baptist
            Home of Philadelphia Ser A................        5.500   11/15/18        2,435,004
   5,485    Philadelphia, PA Auth for Indl Dev Baptist
            Home of Philadelphia Ser A................        5.600   11/15/28        4,983,342
   3,050    Philadelphia, PA Auth for Indl Pauls Run
            Ser A.....................................        5.875   05/15/28        3,079,280
   1,090    Philadelphia, PA Auth Indl Dev Cathedral
            Vlg Proj Ser A............................        6.750   04/01/23        1,194,553
   1,500    Philadelphia, PA Auth Indl Dev Cathedral
            Vlg Proj Ser A............................        6.875   04/01/34        1,643,220
   8,500    Philadelphia, PA Auth Indl Dev Rev Coml
            Dev Rfdg..................................        7.750   12/01/17        8,601,660
   2,180    Philadelphia, PA Hosp & Higher Ed Fac Auth
            Hosp Rev Rfdg.............................        6.500   07/01/27        2,194,759
     900    Philadelphia, PA Hosp & Higher Ed Fac Auth
            Rev Centralized Comp Human Svcs Ser A.....        6.125   01/01/13          889,182
   4,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
            Rev Centralized Comp Human Svcs Ser A.....        7.250   01/01/21        4,210,240
   2,495    Philadelphia, PA Hosp & Higher Ed Temple
            Univ Hosp.................................        5.500   11/15/15        2,523,992
   2,000    Philadelphia, PA Hosp & Higher Ed Temple
            Univ Hosp Ser A...........................        6.625   11/15/23        2,025,520
   2,000    Scranton-Lackawanna, PA Hlth & Welfare
            Auth Rev Marian Cmnty Hosp Proj Rfdg
            (Prerefunded @ 01/15/07)..................        7.125   01/15/13        2,077,580
   1,465    Scranton-Lackawanna, PA Hlth & Welfare
            Auth Rev Marian Cmnty Hosp Proj Rfdg
            (Prerefunded @ 01/15/07)..................        7.250   01/15/17        1,522,941
   3,100    Scranton-Lackawanna, PA Hlth & Welfare
            Auth Rev Marian Cmnty Hosp Proj Rfdg
            (Prerefunded @ 01/15/07)..................        7.350   01/15/22        3,224,496

See Notes to Financial Statements                                             59

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$  2,500    Westmoreland Cnty, PA Indl Dev Hlthcare
            Fac Redstone Ser B (Prerefunded @
            11/15/10).................................        8.000%  11/15/23   $    2,908,625
   2,950    Wilkinsburg, PA Muni Auth Hlth Fac Rev
            Monroeville Christian Ser A (Prerefunded @
            03/01/07).................................        8.250   03/01/27        3,135,231
                                                                                 --------------
                                                                                    231,164,970
                                                                                 --------------
            RHODE ISLAND  0.3%
   2,000    Rhode Island St Econ Dev Corp Rev Oblig
            Providence Place..........................        7.250   07/01/20        2,045,060
   7,310    Rhode Island St Hlth & Ed Bldg Hosp Fin
            Lifespan Oblig Grp (Prerefunded @
            08/15/12).................................        6.500   08/15/32        8,339,467
   1,500    Tiverton, RI Spl Oblig Tax Mount Hope Bay
            Vlg Ser A.................................        6.875   05/01/22        1,618,080
                                                                                 --------------
                                                                                     12,002,607
                                                                                 --------------
            SOUTH CAROLINA  1.8%
   2,500    Lancaster Cnty, SC Assmt Rev Edenmoor Impt
            Dist Ser A (Acquired 05/19/06, Cost
            2,500,000) (b) (g)........................        5.750   12/01/37        2,509,075
   2,000    Lexington Cnty, SC Hlth Svcs..............        5.500   05/01/32        2,075,880
   2,000    Lexington Cnty, SC Hlth Svcs..............        5.500   05/01/37        2,077,200
   1,450    Loris, SC Cmnty Hosp Dist Hosp Rev Ser
            B.........................................        5.625   01/01/29        1,451,653
   1,915    Medical Univ SC Hosp Auth Ser A Rfdg
            (Prerefunded @ 08/15/12)..................        6.250   08/15/22        2,166,420
   1,700    Medical Univ SC Hosp Auth Ser A Rfdg
            (Prerefunded @ 08/15/12)..................        6.375   08/15/27        1,934,821
   7,000    Richland Cnty, SC Environmental Impt Rev
            Intl Paper (AMT)..........................        6.100   04/01/23        7,545,650
   5,050    South Carolina Jobs Econ Dev Auth Econ Dev
            Rev Bon Secours Hlth Sys Inc Ser A........        5.625   11/15/30        5,283,058
     468    South Carolina Jobs Econ Dev Auth Econ Dev
            Rev Westminster Presbyterian Ctr (Escrowed
            to Maturity)..............................        6.750   11/15/10          499,627
     500    South Carolina Jobs Econ Dev Auth Econ Dev
            Rev Westminster Presbyterian Ctr
            (Prerefunded @ 11/15/10)..................        7.500   11/15/20          583,615
   1,200    South Carolina Jobs Econ Dev Auth Hlth Fac
            Rev First Mtg Lutheran Homes Rfdg.........        5.650   05/01/18        1,180,752
   2,500    South Carolina Jobs Econ Dev Auth Hlth Fac
            Rev First Mtg Westley Commons Proj........        8.000   10/01/31        2,731,700
   5,000    South Carolina Jobs Econ Dev Auth Hosp Fac
            Rev Impt Palmetto Hlth Alliance Ser A
            Rfdg......................................        6.125   08/01/23        5,460,350
   9,900    South Carolina Jobs Econ Dev Auth Hosp Fac
            Rev Impt Palmetto Hlth Alliance Ser A
            Rfdg......................................        6.250   08/01/31       10,864,755
   4,005    South Carolina Jobs Econ Dev Auth Hosp Fac
            Rev Palmetto Hlth Ser C (Prerefunded @
            08/01/13).................................        6.375   08/01/34        4,590,211

 60                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            SOUTH CAROLINA (CONTINUED)
$    495    South Carolina Jobs Econ Dev Auth Hosp Fac
            Rev Palmetto Hlth Ser C...................        6.375%  08/01/34   $      550,480
   5,500    South Carolina Jobs Econ Dev First Mtg
            Lutheran Homes............................        6.625   05/01/20        5,671,215
   2,540    South Carolina Jobs Econ Dev First Mtg
            Lutheran Homes Rfdg.......................        5.700   05/01/26        2,466,340
   3,000    South Carolina Jobs Econ Dev First Mtg
            Westley Commons Proj......................        7.750   10/01/24        3,261,780
   4,000    South Carolina Jobs Econ Dev First Mtg
            Westley Commons Proj (a)..................        7.750   10/01/33        4,333,040
   1,650    South Carolina Jobs Econ Episcopal Home
            Still Proj Ser A..........................        6.250   05/15/25        1,690,145
   3,350    South Carolina Jobs Econ Episcopal Home
            Still Proj Ser A..........................        6.375   05/15/32        3,452,979
   5,015    Tobacco Settlement Rev Mgmt Auth SC Tob
            Settlement Rev Ser B......................        6.375   05/15/28        5,350,102
                                                                                 --------------
                                                                                     77,730,848
                                                                                 --------------
            SOUTH DAKOTA  0.5%
   3,750    Minnehaha Cnty, SD Hlth Fac Bethany
            Lutheran Home Proj Ser A..................        7.000   12/01/35        3,904,463
   3,600    Mobridge, SD Hlthcare Fac Rev Mobridge
            Regl Hosp Proj............................        6.500   12/01/22        3,685,716
   1,750    Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Ser A............................        6.625   11/15/23        1,813,910
   3,250    Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Ser A............................        6.750   11/15/33        3,348,995
   6,215    Sioux Falls, SD Multi-Family Hsg Inn
            Westport Proj Ser A (Acquired 01/26/04,
            Cost $6,272,986) (b)......................        7.500   12/01/34        6,377,522
   2,000    South Dakota St Hlth & Ed Fac Auth Rev
            Sioux Vly Hosp & Hlth Sys Ser A...........        5.250   11/01/34        2,054,380
   1,600    Winner, SD Econ Dev Rev Winner Regl
            Hlthcare Ctr Rfdg (a).....................        6.000   04/01/28        1,600,016
                                                                                 --------------
                                                                                     22,785,002
                                                                                 --------------
            TENNESSEE  1.5%
   1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev
            Hosp First Mtg Ser B Impt & Rfdg..........        8.000   07/01/33        1,172,350
   1,200    Johnson City, TN Hlth & Ed Appalachian
            Christian Vlg Proj Ser A..................        6.000   02/15/19        1,214,652
   1,000    Johnson City, TN Hlth & Ed Appalachian
            Christian Vlg Proj Ser A..................        6.000   02/15/24        1,010,310
   5,000    Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn States Hlth Ser A
            Rfdg......................................        7.500   07/01/25        5,806,950
   7,000    Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn States Hlth Ser A
            Rfdg......................................        7.500   07/01/33        8,101,450

See Notes to Financial Statements                                             61

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            TENNESSEE (CONTINUED)
$  1,200    Johnson City, TN Hlth & Ed Fac Brd
            Retirement Fac Rev Appalachian Christian
            Vlg Proj Ser A............................        6.250%  02/15/32   $    1,238,304
   7,000    Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Fac Rev Baptist Hlth Sys East TN..........        6.500   04/15/31        7,417,410
   2,700    Knox Cnty, TN Hlth Ed Hosp Fac Impt East
            TN Hosp Ser B Rfdg........................        5.750   07/01/33        2,820,231
   4,850    Metropolitan Govt Nashville & Davidson
            Blakeford at Green Hills Rfdg.............        5.650   07/01/24        4,897,191
   1,650    Shelby Cnty, TN Hlth & Ed Germantown Vlg
            Ser A.....................................        7.000   12/01/23        1,735,289
   6,500    Shelby Cnty, TN Hlth & Ed Germantown Vlg
            Ser A.....................................        7.250   12/01/34        6,891,690
   5,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Rev Drivers Ser 254 (Inverse Floating
            Rate) (Acquired 04/24/02, Cost $4,922,800)
            (a) (b)...................................        9.080   09/01/21        6,457,700
     375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
            Hlthcare Fac Kirby Pines Ser A............        6.250   11/15/16          384,975
   7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
            Hlthcare Fac Kirby Pines Ser A............        6.375   11/15/25        7,166,950
   4,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
            Rev Hosp Wellmont Hlth Sys Proj
            (Prerefunded @ 09/01/12)..................        6.250   09/01/32        5,062,725
   1,665    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
            Presbyterian Home Proj (a)................        7.500   01/01/18        1,700,798
   4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
            Presbyterian Home Proj (a)................        7.750   01/01/29        4,157,464
                                                                                 --------------
                                                                                     67,236,439
                                                                                 --------------
            TEXAS  8.7%
   1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin
            LP Proj (AMT).............................        7.250   01/01/25        1,860,612
     315    Abia Dev Corp TX Arpt Fac Rev Austin Belly
            Port Dev LLC Proj Ser A (AMT).............        6.250   10/01/08          315,778
   3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly
            Port Dev LLC Proj Ser A (AMT).............        6.500   10/01/23        3,743,592
   2,000    Abilene, TX Hlth Fac Dev Corp Retirement
            Fac Rev Sears Methodist Retirement Ser
            A.........................................        6.750   11/15/28        2,049,260
   5,000    Abilene, TX Hlth Fac Dev Corp Retirement
            Fac Rev Sears Methodist Retirement Ser
            A.........................................        7.000   11/15/33        5,407,250
  20,800    Alliance Arpt Auth Inc TX Spl Amern Airl
            Inc Proj (AMT)............................        7.500   12/01/29       20,659,184
   1,700    Atlanta, TX Hosp Auth Fac Rev.............        6.750   08/01/29        1,739,848
   1,000    Austin, TX Conv Enterprises Inc First Tier
            Ser A.....................................        6.700   01/01/28        1,064,140
   2,000    Austin-Bergstorm Landhost Enterprises Inc
            TX Arpt Hotel Sr Ser A (d)................        6.750   04/01/27        1,436,640

 62                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$    750    Bexar Cnty, TX Hlth Fac Dev Corp Army
            Retirement Residence Proj.................        6.125%  07/01/22   $      794,955
   1,000    Bexar Cnty, TX Hlth Fac Dev Corp Army
            Retirement Residence Proj.................        6.300   07/01/32        1,060,720
   3,355    Bexar Cnty, TX Hsg Fin Corp Multi-Family
            Hsg Rev Woodland Ridge Apt Proj Ser A
            (AMT).....................................        7.000   01/01/39        3,501,815
   1,585    Brazos Riv Auth TX Pollutn Ctl Rev TXU
            Energy Co Proj Ser C Rfdg (AMT)...........        5.750   05/01/36        1,678,610
   5,000    Brazos Riv Auth TX Pollutn Ctl Rev TXU
            Energy Co Proj Ser A Rfdg (AMT)...........        6.750   04/01/38        5,558,200
   9,500    Brazos Riv Auth TX Pollutn Ctl Rev TXU
            Energy Co Proj Ser B Rfdg (AMT)...........        6.300   07/01/32       10,342,935
  10,000    Brazos Riv Auth TX Pollutn TX Util Co Ser
            A (AMT)...................................        7.700   04/01/33       11,686,600
   1,000    Brazos Riv Auth TX Rev Reliant Energy Inc
            Proj Ser A Rfdg...........................        5.375   04/01/19        1,026,140
   2,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
            McKenna Mem Proj Ser A....................        6.125   02/01/22        2,121,760
   3,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
            McKenna Mem Proj Ser A....................        6.250   02/01/32        3,177,900
   6,000    Dallas Cnty, TX Flood Ctl Dist No 1
            Rfdg......................................        7.250   04/01/32        6,242,700
   3,000    Dallas-Fort Worth, TX Intl Arpt Fac Impt
            Corp Rev Amern Airl Inc (AMT).............        8.250   11/01/36        3,095,460
  15,925    Dallas-Fort Worth, TX Intl Arpt Fac Impt
            Corp Rev Amern Airl Inc (GTY AGMT:
            American Airlines) (AMT)..................        6.375   05/01/35       14,424,069
  15,000    Dallas-Fort Worth, TX Intl Arpt Fac Impt
            Corp Rev A-SubSer 1 Rfdg (AMT)............        8.500   05/01/29       15,235,050
  12,900    Dallas-Fort Worth, TX Intl Arpt Fac Impt
            Corp Rev A-SubSer 2 Rfdg (AMT)............        9.000   05/01/29       13,966,056
  14,500    Dallas-Fort Worth, TX Intl Arpt Fac Impt
            Corp Rev A-SubSer 2 Rfdg (AMT)............        9.125   05/01/29       15,887,505
   1,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt
            Ser A (AMT) (FGIC Insd)...................        6.000   11/01/28        1,057,840
   3,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt
            Ser A (AMT) (FGIC Insd)...................        6.000   11/01/32        3,173,520
   8,000    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
            Sys Ser A.................................        7.000   09/01/25        8,665,040
   5,000    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
            Sys Ser A.................................        7.125   09/01/34        5,409,850
   5,390    Grand Prairie, TX Hsg Fin Corp............        7.750   01/01/34        5,590,616
   1,990    Grapevine, TX Indl Dev Corp Rev Sr Air
            Cargo (AMT)...............................        6.500   01/01/24        2,137,797
   3,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Good Shepherd Med Ctr Proj Ser A..........        6.375   10/01/21        3,216,270

See Notes to Financial Statements                                             63

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$  5,320    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Good Shepherd Med Ctr Proj Ser A..........        6.500%  10/01/26   $    5,696,656
   2,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Good Shepherd Med Ctr Proj Ser A..........        6.500   10/01/29        2,135,820
   1,050    Gulf Coast Waste Disp Auth Valero Energy
            Corp Proj (AMT)...........................        5.700   04/01/32        1,076,145
   5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev
            Drivers Ser 223 (Inverse Floating Rate)
            (Acquired 07/31/01, Cost $5,544,649)
            (b).......................................        7.310   02/15/17        6,389,286
   2,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
            Hlthcare Ser A (Prerefunded @ 06/01/11)...        6.375   06/01/29        2,242,100
   1,000    Harris Cnty, TX Indl Dev Corp Continental
            Airl Proj Rfdg (AMT) (Acquired 01/26/01,
            Cost $826,889) (b)........................        5.375   07/01/19          834,990
  10,095    Hidalgo Cnty, TX Hlth Svcs Mission Hosp
            Inc Proj..................................        6.875   08/15/26       10,550,083
   4,075    Houston, TX Arpt Sys Rev Spl Fac Contl
            Airl Ser B (AMT)..........................        6.125   07/15/17        3,967,502
   4,625    Houston, TX Arpt Sys Rev Spl Fac Contl
            Airl Ser B (AMT)..........................        6.125   07/15/27        4,457,668
   6,375    Houston, TX Arpt Sys Rev Spl Fac Contl
            Airl Ser C (AMT)..........................        6.125   07/15/27        6,141,484
   1,275    Houston, TX Arpt Sys Rev Spl Fac Contl
            Airl Ser C (AMT)..........................        5.700   07/15/29        1,101,970
   7,000    Houston, TX Arpt Sys Rev Spl Fac Contl
            Airl Ser E (AMT)..........................        6.750   07/01/21        7,170,800
   9,000    Houston, TX Arpt Sys Rev Spl Fac Contl
            Airl Ser E (AMT)..........................        7.000   07/01/29        9,309,060
     500    Houston, TX Hlth Fac Dev Corp Buckingham
            Sr Living Cmnty Ser A.....................        7.000   02/15/23          553,815
   4,000    Houston, TX Arpt Sys Rev Spl Fac Contl
            Airl Ser E (AMT)..........................        7.375   07/01/22        4,211,680
     885    Houston, TX Arpt Sys Rev Spl Fac Contl
            Airl Ser E (AMT)..........................        6.750   07/01/29          904,355
   4,000    Houston, TX Hlth Fac Dev Corp Buckingham
            Sr Living Cmnty Ser A.....................        7.125   02/15/34        4,428,080
   3,995    Houston, TX Indl Dev Corp Rev Sr Air Cargo
            (AMT).....................................        6.375   01/01/23        4,264,103
  10,000    Houston, TX Util Sys Rev Drivers Ser 506
            (Inverse Floating Rate) (Acquired
            08/24/04, Cost $10,901,842) (MBIA Insd)
            (a) (b)...................................        6.700   05/15/12       11,153,600
   5,280    Houston, TX Util Sys Rev Rites PA 1372 Ser
            R (Inverse Floating Rate) (Acquired
            05/08/06, Cost $5,852,194) (MBIA Insd) (a)
            (b).......................................        7.645   05/15/28        5,673,413
   2,500    Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Ser A...................        6.500   07/01/26        2,523,400

 64                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$  5,000    Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Ser A...................        6.625%  07/01/36   $    5,065,800
   2,935    Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Ser A (Prerefunded @
            07/01/09).................................        6.500   07/01/19        3,150,458
   1,500    Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Ser A (Prerefunded @
            07/01/09).................................        6.500   07/01/29        1,641,825
   8,720    Meadow Parc Dev Inc TX Multi-Family Rev
            Hsg Meadow Parc Apt Proj..................        6.500   12/01/30        8,885,506
   1,000    Mesquite, TX Hlth Fac Dev Corp Retirement
            Fac Christian Care Ctr Ser A (Prerefunded
            @ 02/15/10)...............................        7.625   02/15/28        1,134,650
   1,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj.......................        6.625   01/01/11        1,021,850
   2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj.......................        7.250   01/01/31        2,576,875
   2,755    Midlothian, TX Dev Auth Tax...............        6.700   11/15/23        2,868,974
   2,000    Midlothian, TX Dev Auth Tax...............        7.875   11/15/26        2,200,220
   2,000    Midlothian, TX Dev Auth Tax (Acquired
            12/02/04, Cost $2,000,000) (b)............        6.200   11/15/29        2,028,600
   5,000    North Central, TX Hlth Fac Dev Corp Hosp
            Rev Utd Regl Hlthcare Sys Inc Proj........        5.500   09/01/28        5,145,450
   1,530    North Central, TX Hlth Fac Dev Corp Rev
            Hlth Fac C C Young Mem Proj...............        6.300   02/15/15        1,546,692
   2,250    North Central, TX Hlth Fac Dev Corp Rev
            Hlth Fac C C Young Mem Proj...............        6.375   02/15/20        2,280,848
   3,720    Orange, TX Hsg Dev Corp Multi-Family Rev
            Hsg Vlg at Pine Hallow....................        8.000   03/01/28        3,765,198
   3,000    Richardson, TX Hosp Auth Rev Richardson
            Regl Impt & Rfdg..........................        6.000   12/01/34        3,196,530
   2,575    Rusk Cnty, TX Hlth Fac Corp Hosp Rev
            Henderson Mem Hosp Proj Rfdg..............        7.750   04/01/13        2,577,961
   2,000    Sabine Riv Auth TX Pollutn Ctl Rev TX Elec
            Proj Ser A Rfdg (AMT).....................        6.450   06/01/21        2,131,600
     500    San Antonio, TX Hlth Fac Dev Corp Rev
            Encore Nursing Ctr Partn..................        8.250   12/01/19          502,055
   2,000    San Antonio, TX Hsg Fin Corp Multi-Family
            Hsg Rev Beverly Oaks Apt Proj Ser A.......        7.750   02/01/27        2,065,360
   1,815    San Antonio, TX Hsg Fin Corp Multi-Family
            Hsg Rev Marbach Manor Apt Proj Ser A
            (AMT).....................................        8.125   06/01/27        1,702,706
   1,250    Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement Fac Northwest Sr Hsg Edgemere
            Proj Ser A................................        6.000   11/15/26        1,319,513
     960    Texas St Dept Hsg & Cmnty Affairs Single
            Family Rev Mtg Ser A (AMT) (MBIA Insd)....        5.500   03/01/26          989,213

See Notes to Financial Statements                                             65

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$    975    Texas St Dept Hsg & Cmnty Affairs Single
            Family Rev Mtg Ser A (AMT) (MBIA Insd)....        5.550%  03/01/34   $    1,000,984
   2,000    Texas St Pub Fin Auth Sch Excellence Ed
            Proj Ser A (Acquired 12/02/04, Cost
            $1,986,049) (b)...........................        7.000   12/01/34        2,058,620
   1,000    Texas St Student Hsg Corp MSU Proj
            Midwestern St Univ........................        6.500   09/01/22        1,083,860
   4,375    Texas St Student Hsg Corp MSU Proj
            Midwestern St Univ........................        6.500   09/01/34        4,715,069
   6,200    Tomball, TX Hosp Auth Rev Hosp Tomball
            Regl Hosp.................................        6.000   07/01/29        6,394,928
   1,000    Tyler, TX Hlth Fac Dev Corp Mother Frances
            Hosp......................................        5.750   07/01/33        1,037,890
  15,550    University, TX Univ Rev Drivers Ser 517
            (Inverse Floating Rate) (Acquired
            09/22/04, Cost $17,999,044) (a) (b).......        6.330   07/01/23       16,581,432
  12,500    University, TX Univ Rev Drivers Ser 584
            (Inverse Floating Rate) (Acquired
            11/09/04, Cost $13,131,415) (a) (b).......        6.200   08/15/12       13,166,750
   7,945    Wichita Cnty, TX Hlth Fac Rolling Meadows
            Fac Ser A Rfdg............................        6.250   01/01/28        8,064,334
   4,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
            Proj......................................        7.500   12/01/29        4,477,860
                                                                                 --------------
                                                                                    388,493,333
                                                                                 --------------
            UTAH  0.4%
   2,395    Eagle Mountain, UT Spl Assmt Spl Impt Dist
            No 2000-1.................................        8.250   02/01/21        2,372,415
     500    Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (e)..................................        7.600   09/01/06          192,500
   1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (e)..................................        7.800   09/01/15          385,000
   9,510    Mountain Regl Wtr Spl Svc Dist Utah Spl
            Impt Dist No 2002-1.......................        7.000   12/01/18        9,737,669
   4,285    South Jordan, UT Spl Assmt Spl Impt Dist
            No 99-1...................................        6.875   11/01/17        4,285,171
   2,390    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
            Ser A.....................................        6.875   07/01/27        2,413,135
                                                                                 --------------
                                                                                     19,385,890
                                                                                 --------------
            VERMONT  0.5%
   1,155    Vermont Econ Dev Auth Rev Mtg Wake Robin
            Corp Proj Ser B...........................        6.750   03/01/24        1,211,156
   3,720    Vermont Econ Dev Auth Rev Mtg Wake Robin
            Corp Proj Ser B...........................        6.750   03/01/29        3,893,836
   1,290    Vermont Ed & Hlth Bldg Fin Agy Rev
            Developmental & Mental Hlth Ser A.........        6.375   06/15/22        1,353,610

 66                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            VERMONT (CONTINUED)
$  2,170    Vermont Ed & Hlth Bldg Fin Agy Rev
            Developmental & Mental Hlth Ser A.........        6.500%  06/15/32   $    2,261,205
   2,275    Vermont Ed & Hlth Bldg Fin Agy Rev
            Hlthcare Fac Copley Manor Proj............        6.250   04/01/33        1,715,691
     475    Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A.............        6.000   12/15/09          496,575
   1,930    Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A.............        6.125   12/15/14        2,023,373
   1,325    Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A.............        6.250   12/15/19        1,390,190
   1,670    Vermont Ed & Hlth Bldg Fin Bennington
            College Proj (a)..........................        6.500   10/01/14        1,720,334
   4,130    Vermont Ed & Hlth Bldg Fin Bennington
            College Proj..............................        6.625   10/01/29        4,251,009
                                                                                 --------------
                                                                                     20,316,979
                                                                                 --------------
            VIRGINIA  2.4%
   2,500    Albemarle Cnty, VA Indl Dev Auto
            Residential Care Fac Ser A................        6.200   01/01/31        2,583,375
   2,955    Alexandria, VA Indl Dev Auth Rev Saint
            Coletta Sch Proj (a)......................        7.750   10/15/26        3,055,145
     210    Alexandria, VA Indl Dev Auth Rev Saint
            Coletta Sch Proj (a)......................        7.750   10/15/26          217,117
   2,000    Bedford Cnty, VA Indl Dev Auth Nekoosa
            Packaging Proj Rfdg (AMT).................        6.300   12/01/25        2,046,140
   1,900    Bedford Cnty, VA Indl Dev Auth Nekoosa
            Packaging Proj Ser A Rfdg (AMT)...........        6.550   12/01/25        1,955,442
   1,794    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
            A.........................................        6.750   03/01/22        1,889,818
   3,845    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
            B (a).....................................        7.000   03/01/32        4,071,509
  10,000    Broad Str Cmnty Dev Auth VA...............        7.500   06/01/33       11,036,900
   1,463    Celebrate, VA North Cmnty Dev Auth Spl
            Assmt Rev Celebrate VA North Proj Ser B...        6.600   03/01/25        1,556,339
   8,000    Celebrate, VA North Cmnty Dev Auth Spl
            Assmt Rev Celebrate VA North Proj Ser B...        6.750   03/01/34        8,476,480
   4,000    Chesterfield Cnty, VA Indl Dev Elec & Pwr
            Ser A.....................................        5.875   06/01/17        4,305,440
   2,475    Dulles Town Ctr Cmnty Dev Auth Dulles Town
            Ctr Proj..................................        6.250   03/01/26        2,590,756
   2,540    Fairfax Cnty, VA Redev & Hsg Auth Multi-
            Family Hsg Rev............................        7.600   10/01/36        2,645,283
   2,445    Hampton, VA Redev & Hsg Auth Rev First Mtg
            Olde Hampton Ser A Rfdg...................        6.500   07/01/16        2,359,816
   3,000    Henrico Cnty, VA Econ Dev Auth Residential
            Care Fac Rev Utd Methodist Ser A..........        6.700   06/01/27        3,189,420

See Notes to Financial Statements                                             67

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            VIRGINIA (CONTINUED)
$  4,000    Henrico Cnty, VA Econ Dev Auth Residential
            Care Fac Rev Utd Methodist Ser A Rfdg.....        6.500%  06/01/22   $    4,262,960
   5,200    Isle Wight Cnty, VA Indl Dev Auth
            Environment Impt Rev Ser A (AMT)..........        5.700   11/01/27        5,387,512
   1,200    James City Cnty, VA Indl Dev Auth
            Residential Care Fac Rev First Mtg
            Williamsburg Ser A Rfdg...................        6.000   03/01/23        1,265,820
   3,000    James City Cnty, VA Indl Dev Auth
            Residential Care Fac Rev First Mtg
            Williamsburg Ser A Rfdg...................        6.125   03/01/32        3,140,340
     500    Norfolk, VA Redev & Hsg Auth First Mtg
            Retirement Cmnty Ser A....................        6.000   01/01/25          516,240
   1,950    Norfolk, VA Redev & Hsg Auth First Mtg
            Retirement Cmnty Ser A....................        6.125   01/01/35        2,008,188
  10,500    Peninsula Port Auth VA Residential Care
            Fac Rev VA Baptist Homes Ser A
            (Prerefunded @ 12/01/13)..................        7.375   12/01/32       12,752,460
   5,525    Richmond, VA Redev & Hsg Auth Multi-Family
            Rev Ser A Rfdg (a)........................        8.750   12/15/21        5,547,487
   7,000    Roanoke Cnty, VA Indl Dev Auth Glebe Inc
            Ser A.....................................        6.300   07/01/35        7,191,100
   3,500    Tobacco Settlement Fin Corp Rites PA Ser
            1341 (Inverse Floating Rate) (Acquired
            12/07/05, Cost $3,513,860) (b)............        6.307   06/01/37        3,673,740
   4,000    Virginia Gateway Cmnty Dev Prince William
            Cnty......................................        6.375   03/01/30        4,335,160
     470    Virginia Small Business Fin Indl Dev SIL
            Clean Wtr Proj (AMT)......................        7.250   11/01/09          487,653
   1,700    Virginia Small Business Fin Indl Dev SIL
            Clean Wtr Proj (AMT)......................        7.250   11/01/24        1,759,891
                                                                                 --------------
                                                                                    104,307,531
                                                                                 --------------
            WASHINGTON  0.9%
   2,000    Kennewick, WA Pub Hosp Dist Impt & Rfdg...        6.300   01/01/25        2,054,660
     600    King Cnty, WA Pub Hosp Dist No 004
            Snoqualmie Vly Hosp.......................        7.000   12/01/11          633,108
     400    King Cnty, WA Pub Hosp Dist No 004
            Snoqualmie Vly Hosp.......................        7.250   12/01/15          423,820
   2,000    Skagit Cnty, WA Pub Hosp Dist Rfdg........        6.000   12/01/18        2,129,860
   1,000    Skagit Cnty, WA Pub Hosp Dist Rfdg........        6.000   12/01/23        1,062,290
   2,400    Tobacco Settlement Auth WA Tob Settlement
            Rev.......................................        6.500   06/01/26        2,612,640
   8,315    Tobacco Settlement Auth WA Tob Settlement
            Rev.......................................        6.625   06/01/32        9,073,079

 68                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            WASHINGTON (CONTINUED)
$ 10,975    Washington St Drivers Ser 509 (Inverse
            Floating Rate) (Acquired 09/08/04, Cost
            $11,324,672) (MBIA Insd) (a) (b)..........        6.200%  07/01/12   $   11,692,436
   8,670    Washington St Drivers Ser 593 (Inverse
            Floating Rate) (Acquired 11/10/04, Cost
            $9,025,272) (FSA Insd) (a) (b)............        6.200   07/01/12        9,186,299
                                                                                 --------------
                                                                                     38,868,192
                                                                                 --------------
            WEST VIRGINIA  0.0%
   1,250    Randolph Cnty, WV Bldg Commn Rev Crossover
            Elkins Regl Proj Rfdg.....................        6.125   07/01/23        1,172,613
                                                                                 --------------

            WISCONSIN  2.3%
   6,405    Badger Tob Asset Securitization Corp WI...        6.375   06/01/32        6,858,410
   4,180    Baldwin, WI Hosp Rev Mtg Ser A............        6.375   12/01/28        4,200,398
   3,750    Hudson, WI Fac Hlthcare Rev Christian
            Cmnty Home Inc Proj.......................        6.500   04/01/33        3,775,500
   2,500    Milwaukee, WI Rev Sub Air Cargo (AMT).....        7.500   01/01/25        2,735,725
   3,420    Wisconsin St Hlth & Ed Fac Auth Rev
            Froedert & Cmnty (Prerefunded @
            10/01/11).................................        5.375   10/01/30        3,689,291
     330    Wisconsin St Hlth & Ed Fac Auth Rev
            Froedert & Cmnty..........................        5.375   10/01/30          348,823
   6,000    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
            Hlthcare..................................        6.400   04/15/33        6,569,520
   8,725    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
            Hlthcare Inc Ser A........................        5.600   02/15/29        9,037,268
   4,750    Wisconsin St Hlth & Ed Fac Auth Rev
            Clement Manor Rfdg........................        5.750   08/15/24        4,770,615
   2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess
            Mem Hosp Assn (ACA Insd) (a)..............        7.875   11/01/22        2,044,820
   5,000    Wisconsin St Hlth & Ed Fac Auth Rev
            Milwaukee Catholic Home Inc Proj..........        7.500   07/01/26        5,104,350
   2,750    Wisconsin St Hlth & Ed Fac Auth Rev New
            Castle Pl Proj Ser A......................        7.000   12/01/31        2,841,053
   2,000    Wisconsin St Hlth & Ed Fac Auth Rev
            Oakwood Vlg Proj Ser A....................        7.000   08/15/19        2,140,240
   1,250    Wisconsin St Hlth & Ed Fac Auth Rev
            Oakwood Vlg Proj Ser A....................        7.625   08/15/30        1,361,225
   1,115    Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj (a)..........        5.750   10/01/18        1,119,984
   2,485    Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj..............        5.750   10/01/28        2,469,320
     360    Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj..............        5.900   10/01/28          361,328
   1,200    Wisconsin St Hlth & Ed Fac Auth Rev Tomah
            Mem Hosp Inc Proj.........................        6.500   07/01/23        1,255,944

See Notes to Financial Statements                                             69

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            WISCONSIN (CONTINUED)
$  1,000    Wisconsin St Hlth & Ed Fac Auth Rev Tomah
            Mem Hosp Inc Proj.........................        6.625%  07/01/28   $    1,045,830
   2,800    Wisconsin St Hlth & Ed Fac Auth Rev
            Wheaton Franciscan Svcs Ser A.............        5.125   08/15/33        2,830,016
   2,000    Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A......................        6.500   08/15/24        2,156,440
   2,000    Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A......................        6.500   08/15/26        2,139,980
   1,000    Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A......................        6.750   08/15/34        1,080,180
     250    Wisconsin St Hlth & Ed Fac Blood Ctr
            Southeastern Proj.........................        5.500   06/01/24          260,685
     750    Wisconsin St Hlth & Ed Fac Blood Ctr
            Southeastern Proj.........................        5.750   06/01/34          795,900
   1,175    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
            Inc Proj..................................        7.125   01/15/22        1,248,461
   2,355    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
            Inc Proj..................................        7.250   01/15/33        2,498,467
   2,380    Wisconsin St Hlth & Ed Fac Divine Savior
            Hlthcare Ser C (Prerefunded @ 05/01/12)...        7.500   05/01/32        2,781,054
   3,500    Wisconsin St Hlth & Ed Fac Drivers Ser 399
            (Inverse Floating Rate) (Acquired
            03/02/04, Cost $4,071,565) (MBIA Insd) (a)
            (b).......................................        7.960   02/15/11        3,873,835
   1,800    Wisconsin St Hlth & Ed Fac East Castle Pl
            Inc Proj..................................        6.125   12/01/34        1,832,724
   3,000    Wisconsin St Hlth & Ed Fac Hlthcare Dev
            Inc Proj (Prerefunded @ 11/15/09).........        6.250   11/15/28        3,259,650
   2,250    Wisconsin St Hlth & Ed Fac Southwest Hlth
            Ctr A.....................................        6.250   04/01/34        2,287,328
   4,000    Wisconsin St Hlth & Ed Fac Synergy Hlth
            Inc.......................................        6.000   11/15/23        4,312,000
   5,800    Wisconsin St Hlth & Ed Fac Synergy Hlth
            Inc.......................................        6.000   11/15/32        6,222,878
   2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran
            Pgm for the Aging.........................        5.700   03/01/28        2,749,395
                                                                                 --------------
                                                                                    102,058,637
                                                                                 --------------
            WYOMING  0.1%
   2,100    Teton Cnty, WY Hosp Dist Hosp Rst Johns
            Med Ctr...................................        6.750   12/01/22        2,233,413
                                                                                 --------------

 70                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            yPuerto Rico  0.2%
$  5,000    Puerto Rico Elec Pwr Auth Drivers Ser 500
            (Inverse Floating Rate) (Acquired
            08/24/04, Cost $5,499,429) (FGIC Insd) (a)
            (b).......................................        6.200%  07/01/12   $    5,437,300
   5,000    Puerto Rico Indl Tourist Ed & Trans Mem
            Mennonite Gen Hosp Proj Ser A.............        6.500   07/01/26        4,960,900
                                                                                 --------------
                                                                                     10,398,200
                                                                                 --------------

TOTAL MUNICIPAL BONDS  98.7%..................................................    4,383,321,962

                                                                     NUMBER OF
DESCRIPTION                                                           SHARES         VALUE
-----------------------------------------------------------------------------------------------
EQUITY  0.0%
GMT Holdings, LLC, Class B (i).....................................    5,990                  0
                                                                                 --------------

TOTAL INVESTMENTS  98.7%
  (Cost $4,147,905,646).......................................................    4,383,321,962
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%...................................       59,089,070
                                                                                 --------------

NET ASSETS  100.0%............................................................   $4,442,411,032
                                                                                 ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the outstanding bond issuance.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 12.6% of net assets.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) Interest is accruing at less than the stated coupon.

(e) Non-income producing security.

(f) Payment-in-kind security.

(g) Securities purchased on a when-issued or delayed delivery basis.

(h) This borrower has filed for protection in federal bankruptcy court.

(i) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
AMT--Alternative Minimum Tax
CA MTG--California Mortgage Insurance

See Notes to Financial Statements                                             71

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006 (UNAUDITED) continued

FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
GTY AGMT--Guarantee Agreement
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.
XLCA--XL Capital Assurance Inc.

 72                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $4,147,905,646).....................  $4,383,321,962
Receivables:
  Investments Sold..........................................      94,583,086
  Interest..................................................      81,769,270
  Fund Shares Sold..........................................       3,395,474
Other.......................................................         230,857
                                                              --------------
    Total Assets............................................   4,563,300,649
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      82,601,714
  Custodian Bank............................................      18,966,768
  Fund Shares Repurchased...................................       8,021,944
  Income Distributions......................................       6,482,008
  Distributor and Affiliates................................       2,116,061
  Investment Advisory Fee...................................       1,922,784
Accrued Expenses............................................         500,140
Trustees' Deferred Compensation and Retirement Plans........         278,198
                                                              --------------
    Total Liabilities.......................................     120,889,617
                                                              --------------
NET ASSETS..................................................  $4,442,411,032
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $4,352,239,096
Net Unrealized Appreciation.................................     235,416,316
Accumulated Undistributed Net Investment Income.............        (984,197)
Accumulated Net Realized Loss...............................    (144,260,183)
                                                              --------------
NET ASSETS..................................................  $4,442,411,032
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,143,905,237 and 287,337,481 shares of
    beneficial interest issued and outstanding).............  $        10.94
    Maximum sales charge (4.75%* of offering price).........             .55
                                                              --------------
    Maximum offering price to public........................  $        11.49
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $648,484,374 and 59,267,852 shares of
    beneficial interest issued and outstanding).............  $        10.94
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $649,886,029 and 59,475,188 shares of
    beneficial interest issued and outstanding).............  $        10.93
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $135,392 and 12,361 shares of beneficial
    interest issued and outstanding)........................  $        10.95
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             73

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended May 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $141,222,988
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    11,343,003
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $3,905,953, $3,324,153 and $3,260,235,
  respectively).............................................    10,490,341
Shareholder Services........................................       956,140
Custody.....................................................       163,659
Legal.......................................................       123,510
Trustees' Fees and Related Expenses.........................        34,627
Other.......................................................       771,809
                                                              ------------
    Total Expenses..........................................    23,883,089
    Less Credits Earned on Cash Balances....................        43,723
                                                              ------------
    Net Expenses............................................    23,839,366
                                                              ------------
NET INVESTMENT INCOME.......................................  $117,383,622
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  4,868,545
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   193,442,098
  End of the Period.........................................   235,416,316
                                                              ------------
Net Unrealized Appreciation During the Period...............    41,974,218
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 46,842,763
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $164,226,385
                                                              ============

 74                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          MAY 31, 2006      NOVEMBER 30, 2005
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $  117,383,622      $  241,174,332
Net Realized Gain/Loss................................        4,868,545         (38,373,759)
Net Unrealized Appreciation During the Period.........       41,974,218         134,015,612
                                                         --------------      --------------
Change in Net Assets from Operations..................      164,226,385         336,816,185
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................      (85,179,703)       (174,337,174)
  Class B Shares......................................      (15,646,439)        (35,383,516)
  Class C Shares......................................      (15,501,517)        (32,999,673)
  Class I Shares......................................           (1,135)                -0-
                                                         --------------      --------------
Total Distributions...................................     (116,328,794)       (242,720,363)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       47,897,591          94,095,822
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      237,330,917         644,198,134
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       77,214,305         162,359,547
Cost of Shares Repurchased............................     (395,279,345)       (759,931,075)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (80,734,123)         46,626,606
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      (32,836,532)        140,722,428
NET ASSETS:
Beginning of the Period...............................    4,475,247,564       4,334,525,136
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of ($984,197) and
  ($2,039,025), respectively).........................   $4,442,411,032      $4,475,247,564
                                                         ==============      ==============

See Notes to Financial Statements                                             75

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                     YEAR ENDED NOVEMBER 30,
CLASS A SHARES                    MAY 31,      ----------------------------------------------------
                                    2006         2005       2004       2003     2002 (c)     2001
                                 ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $  10.82     $  10.59   $  10.55   $  10.35   $  10.58   $  10.56
                                  --------     --------   --------   --------   --------   --------
  Net Investment Income........        .30(a)       .60        .62        .64        .65        .65
  Net Realized and Unrealized
    Gain/Loss..................        .12          .24        .04        .20       (.24)       .03
                                  --------     --------   --------   --------   --------   --------
Total from Investment
  Operations...................        .42          .84        .66        .84        .41        .68
Less Distributions from Net
  Investment Income............        .30          .61        .62        .64        .64        .66
                                  --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $  10.94     $  10.82   $  10.59   $  10.55   $  10.35   $  10.58
                                  ========     ========   ========   ========   ========   ========

Total Return (b)...............      3.89%*       8.05%      6.42%      8.34%      3.95%      6.62%
Net Assets at End of the Period
  (In millions)................   $3,143.9     $3,133.6   $2,923.0   $2,437.8   $1,525.2   $1,283.9
Ratio of Expenses to Average
  Net Assets...................       .85%         .85%       .85%       .90%       .89%       .90%
Ratio of Net Investment Income
  to Average Net Assets........      5.50%        5.58%      5.87%      6.08%      6.15%      6.07%
Portfolio Turnover.............        14%*         25%        29%        15%        15%        15%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(c) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 76                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED NOVEMBER 30,
CLASS B SHARES                      MAY 31,      ------------------------------------------------
                                      2006        2005      2004      2003     2002 (c)     2001
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.82      $10.59    $10.55    $10.35     $10.58     $10.55
                                     ------      ------    ------    ------     ------     ------
  Net Investment Income...........      .26(a)      .52       .54       .56        .57        .57
  Net Realized and Unrealized
    Gain/Loss.....................      .12         .24       .04       .20       (.24)       .04
                                     ------      ------    ------    ------     ------     ------
Total from Investment
  Operations......................      .38         .76       .58       .76        .33        .61
Less Distributions from Net
  Investment Income...............      .26         .53       .54       .56        .56        .58
                                     ------      ------    ------    ------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $10.94      $10.82    $10.59    $10.55     $10.35     $10.58
                                     ======      ======    ======    ======     ======     ======

Total Return (b)..................    3.50%*      7.26%     5.62%     7.52%      3.16%      5.89%
Net Assets at End of the Period
  (In millions)...................   $648.5      $679.9    $740.9    $748.4     $527.2     $443.5
Ratio of Expenses to Average Net
  Assets..........................    1.60%       1.60%     1.60%     1.65%      1.64%      1.65%
Ratio of Net Investment Income to
  Average Net Assets..............    4.75%       4.83%     5.12%     5.34%      5.40%      5.32%
Portfolio Turnover................      14%*        25%       29%       15%        15%        15%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(c) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             77

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED NOVEMBER 30,
CLASS C SHARES                      MAY 31,      ------------------------------------------------
                                      2006        2005      2004      2003     2002 (e)     2001
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.81      $10.58    $10.54    $10.34     $10.57     $10.54
                                     ------      ------    ------    ------     ------     ------
  Net Investment Income...........      .26(a)      .52       .54       .56        .57        .57
  Net Realized and Unrealized
    Gain/Loss.....................      .12         .24       .04       .20       (.24)       .04
                                     ------      ------    ------    ------     ------     ------
Total from Investment
  Operations......................      .38         .76       .58       .76        .33        .61
Less Distributions from Net
  Investment Income...............      .26         .53       .54       .56        .56        .58
                                     ------      ------    ------    ------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $10.93      $10.81    $10.58    $10.54     $10.34     $10.57
                                     ======      ======    ======    ======     ======     ======

Total Return (b)..................    3.51%*(d)   7.27%     5.63%     7.52%(c)   3.26%      5.80%
Net Assets at End of the Period
  (In millions)...................   $649.9      $661.7    $670.6    $605.5     $283.5     $185.1
Ratio of Expenses to Average Net
  Assets..........................    1.59%(d)    1.60%     1.60%     1.65%      1.64%      1.65%
Ratio of Net Investment Income to
  Average Net Assets..............    4.76%(d)    4.83%     5.12%     5.34%(c)   5.34%      5.32%
Portfolio Turnover................      14%*        25%       29%       15%        15%        15%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns would include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less then 1% (See footnote 6).

(e) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 78                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              MARCH 1, 2006
CLASS I SHARES                                               (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                               MAY 31, 2006
                                                             ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $10.98
                                                                  ------
  Net Investment Income (a).................................         .13
  Net Realized and Unrealized Loss..........................        (.01)
                                                                  ------
Total from Investment Operations............................         .12
Less Distributions from Net Investment Income...............         .15
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $10.95
                                                                  ======

Total Return (b)............................................       1.13%*
Net Assets at End of the Period (In millions)...............      $   .1
Ratio of Expenses to Average Net Assets.....................        .61%
Ratio of Net Investment Income to Average Net Assets........       5.85%
Portfolio Turnover..........................................         14%*

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

See Notes to Financial Statements                                             79

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium-and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At May 31, 2006, the Fund had $59,608,768 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2006 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $148,867,215, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$19,058,901.................................................  November 30, 2009
 26,540,455.................................................  November 30, 2010
 25,224,929.................................................  November 30, 2011
 38,535,389.................................................  November 30, 2012
 39,507,541.................................................  November 30, 2013

    At May 31, 2006 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $4,143,112,441
                                                              ==============
Gross tax unrealized appreciation...........................  $  275,239,241
Gross tax unrealized depreciation...........................     (35,029,720)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  240,209,521
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2005 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $    123,848
  Tax-exempt Income.........................................   242,640,334
                                                              ------------
                                                              $242,764,182
                                                              ============

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2006 (UNAUDITED) continued

    As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  641,044
Undistributed tax-exempt income.............................   4,268,522

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended May 31, 2006, the Fund's custody fee was reduced by $43,723 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                     % PER ANNUM
First $300 million..........................................    .60%
Next $300 million...........................................    .55%
Over $600 million...........................................    .50%

    For the six months ended May 31, 2006, the Fund recognized expenses of approximately $73,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2006, the Fund recognized expenses of approximately $85,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2006, the Fund recognized expenses of approximately $792,300 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $162,074 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2006. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2006 (UNAUDITED) continued

increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended May 31, 2006, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $339,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $466,900. Sales charges do not represent expenses of the Fund.

    At May 31, 2006, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 925 shares of Class I.

3. CAPITAL TRANSACTIONS

For the six months ended May 31, 2006 and the year ended November 30, 2005, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                          MAY 31, 2006                 NOVEMBER 30, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   18,609,856    $ 203,133,231     50,923,601    $ 551,903,742
  Class B.......................      665,755        7,273,517      2,394,782       25,948,215
  Class C.......................    2,456,224       26,789,669      6,129,062       66,346,177
  Class I.......................       12,285          134,500            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Sales.....................   21,744,120    $ 237,330,917     59,447,445    $ 644,198,134
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    5,357,993    $  58,589,388     11,199,141    $ 121,562,983
  Class B.......................      922,568       10,088,202      2,092,672       22,709,402
  Class C.......................      781,558        8,535,879      1,668,260       18,087,162
  Class I.......................           76              836            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    7,062,195    $  77,214,305     14,960,073    $ 162,359,547
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (26,124,367)   $(284,923,967)   (48,603,680)   $(526,172,560)
  Class B.......................   (5,133,746)     (56,085,363)   (11,619,145)    (126,003,413)
  Class C.......................   (4,975,453)     (54,270,015)    (9,961,573)    (107,755,102)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (36,233,566)   $(395,279,345)   (70,184,398)   $(759,931,075)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended May 31, 2006, the Fund received redemption fees of approximately $20,800, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2006 (UNAUDITED) continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $610,536,220 and $668,741,537, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $11,060,700 and $10,800 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the different types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    There were no transactions in futures contracts for the six months ended May 31, 2006.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2006 (UNAUDITED) continued

B. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. These instruments are identified in the portfolio of investments.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative suit which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss the action described in the next paragraph. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the action described in the next paragraph. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above.

    The derivative plaintiff in the action described in the preceding paragraph filed a separate derivative action against the Adviser, certain affiliates of the Adviser, the individual trustees of certain Van Kampen funds, and certain unaffiliated entities. The named investment companies, including the Fund, were listed as nominal defendants. The compliant alleged that certain unaffiliated entities engaged in or facilitated market timing and late trading in the Van Kampen funds, and that the Adviser, current affiliates of the Adviser, and the trustees failed to prevent and/or detect such market timing and late trading. The complaint sought, among other things, the removal of the current trustees of the funds, rescission of the management contracts and distribution plans for the funds, disgorgement of fees and profits from the Adviser and its affiliates, and monetary damages. The court initially granted in part and denied in part defendants' motion to dismiss this complaint. The defendants moved the court to reconsider those claims it denied. The plaintiff thereafter voluntarily dismissed the independent trustees from the action without prejudice. On June 14, 2006, the court entered an order granting defendants' motion for reconsideration and dismissing all claims in the action.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  50, 150, 250
                                                                  HYM SAR 7/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01828P-Y05/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006

By:  /s/ Phillip G. Goff
   ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: July 20, 2006